POST-EFFECTIVE AMENDMENT TO REGISTRATION STATEMENT ON FORM N-1A

AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 6, 2026

1933 Act Registration File No.: 333-289838

1940 Act File No.: 811-24117

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 5	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 9	[X]

Corgi ETF Trust I

(Exact Name of Registrant as Specified in Charter)

425 Bush St, Suite 500

San Francisco, CA 94104

(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (855) 552-6744

Northwest Registered Agent Service, Inc.

8 The Green, STE B

Dover, DE 19901

(Name and Address of Agent for Service)

With Copies to:

Emily Z. Yuan

Corgi Strategies, LLC

425 Bush St, Suite 500

San Francisco, CA 94104

Peter Skaliy(Counsel / Filing Contact)

Corgi Strategies, LLC

425 Bush St, Suite 500

San Francisco, CA 94104

Tel: (404) 275-0259

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[X]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [ ], 2026 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRELIMINARY PROSPECTUS

SUBJECT TO COMPLETION

FEBRUARY 6, 2026

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Prospectus

February 6, 2026

  Strategy Overview; Use of FLEX Options. The series of funds covered by this prospectus (collectively, the "Funds") use a defined outcome approach--an options-based strategy designed to pursue specific results tied to the performance of an exchange-traded fund identified as the "Underlying ETF" for each Fund. Each Fund intends to invest primarily in FLexible EXchange® Options ("FLEX Options") that reference its Underlying ETF. FLEX Options are exchange-traded options with customizable terms and are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Because the Funds use options to pursue their objectives, an investment in the Funds has return characteristics that differ from many traditional investment products, and investors should understand these characteristics before investing. The Funds generally are not expected to receive dividend payments made by an Underlying ETF and, accordingly, the Funds are not intended as income-oriented investments.

  Outcome Period Structure. Each Fund's targeted results, including an upside cap and a downside buffer (together, the "Outcomes"), are determined by reference to the performance of the Underlying ETF's share price (i.e., its "price return") during an "Outcome Period." Each Fund's current Outcome Period start and end dates are disclosed in the Fund Summary and on the Fund's website. The Funds are not intended to liquidate at the end of an Outcome Period; instead, each Fund is expected to begin a new Outcome Period following the conclusion of the prior period. There is no assurance that any Fund will achieve its Outcomes for any Outcome Period.

  Intended Holding Period; Returns Can Differ for Mid-Period Transactions. Each Fund's portfolio is constructed to seek the Outcomes based on the Underlying ETF's performance over the full Outcome Period. As a result, the Outcomes are generally intended for investors who buy Shares at the start of an Outcome Period and hold them through the end. If you purchase Shares after an Outcome Period has begun or sell Shares before the Outcome Period ends, your investment results may differ--possibly significantly--from the results the Fund seeks to provide for the full Outcome Period. Any Fund may not succeed in meeting its investment objective.

  Upside Limitation (the "Cap"). For each Outcome Period, a Fund's shareholder returns are subject to a maximum upside return (the "Cap"), which is the highest percentage gain an investor is intended to achieve from an investment in that Fund for that Outcome Period. Accordingly, if a Fund's return for an Outcome Period exceeds the Cap, shareholders are not expected to participate in gains above the Cap. The Cap is set on the first day of each Outcome Period and is determined by market conditions at that time. The Cap will vary from one Outcome Period to the next and may be higher or lower in different Outcome Periods. The effective Cap will be reduced by the Fund's fees and expenses, including any applicable transaction fees and any extraordinary expenses incurred by the Fund. In addition, if a Fund's value has appreciated after an Outcome Period begins to a level near the Cap, an investor purchasing at that time may have limited--or no--remaining opportunity to benefit from additional upside to the Cap while still remaining exposed to downside risk.

  Downside Buffer. For investors who hold Fund Shares for the entire Outcome Period, each Fund seeks to provide a buffer against the first specified percentage of losses in the Underlying ETF's share price (the "Buffer"), measured from the Underlying ETF share price used when the Fund establishes its FLEX Options positions at the start of the Outcome Period. The nature and extent of the Buffer differ among the Funds and are described in the applicable Fund Summary. Certain Funds seek to provide a buffer against the first specified percentage of losses (for example, a 10% first-loss buffer or a 15% first-loss buffer), certain Funds seek to provide a buffer that applies only within a specific loss range (referred to herein as a "Deep Buffer"), and certain Funds seek to provide a buffer against up to 100% of losses, each subject to terms and limitations described herein. Shareholders will bear losses in excess of the applicable Buffer on a one-to-one basis. The Buffer is described before the impact of a Fund's fees and expenses (including the Fund's annual management fee, any transaction fees, and any extraordinary expenses), each of which will reduce returns and may reduce the level of protection effectively experienced by shareholders. An investor purchasing at the beginning of an Outcome Period could lose the entire investment, and there is no assurance that any Fund will be successful in its attempt to provide buffered outcomes.

  Effect of Buying After the Outcome Period Begins. Investors who purchase Shares after the start of an Outcome Period may experience outcomes that differ from those described above. For example, if a Fund has already declined by an amount equal to or greater than the applicable Buffer during an Outcome Period, a purchaser at that time may not benefit from the Buffer for the remainder of that Outcome Period. Similarly, if a Fund has increased in value during an Outcome Period, a purchaser at that higher price may not benefit from the Buffer unless and until the Fund's value declines to the level at the beginning of the Outcome Period. An investment in a Fund may be appropriate only for investors who understand and are willing to bear these risks.

  Website Disclosure; Daily Information About Current Outcomes. The Funds' website, www.corgifunds.com , provides information that is important to understanding the Funds, including the current Outcome Period start and end dates and the applicable Cap and Buffer for each Fund, as well as daily information illustrating potential investment outcomes. Investors considering purchasing Shares--particularly after an Outcome Period has begun--or selling Shares prior to the end of an Outcome Period should review this information to better understand how current market moves may affect remaining upside to the Cap and the availability of the Buffer. Information on the Funds' website is not part of this Prospectus and should be viewed as supplemental disclosure.

  Trading Market Risk. Although each Fund's Shares are listed for trading on a national securities exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained.

Each Fund seeks to achieve its investment objective, but there is no guarantee that it will do so. The Outcomes described above do not reflect the costs associated with purchasing or selling Shares and do not include certain expenses that may be incurred by a Fund. The Funds have features and risks that differ from many traditional investment products and may not be suitable for all investors.

Fund Name	Ticker	Principal U.S. Listing Exchange
Technology Leaders 10% Structured Buffer ETF - May Series	[ ]	[ ]
Technology Leaders 10% Structured Buffer ETF - June Series	[ ]	[ ]
Technology Leaders 10% Structured Buffer ETF - July Series	[ ]	[ ]
Technology Leaders 10% Structured Buffer ETF - August Series	[ ]	[ ]
U.S. Small-Cap 15% Structured Buffer ETF - May Series	[ ]	[ ]
U.S. Small-Cap 15% Structured Buffer ETF - June Series	[ ]	[ ]
U.S. Small-Cap 15% Structured Buffer ETF - July Series	[ ]	[ ]
U.S. Small-Cap 15% Structured Buffer ETF - August Series	[ ]	[ ]
U.S. Equities 30% Structured Buffer ETF - May Series	[ ]	[ ]
U.S. Equities 30% Structured Buffer ETF - June Series	[ ]	[ ]
U.S. Equities 30% Structured Buffer ETF - July Series	[ ]	[ ]
U.S. Equities 30% Structured Buffer ETF - August Series	[ ]	[ ]
U.S. Equities 100% Structured Buffer ETF - May Series	[ ]	[ ]
U.S. Equities 100% Structured Buffer ETF - June Series	[ ]	[ ]
U.S. Equities 100% Structured Buffer ETF - July Series	[ ]	[ ]
U.S. Equities 100% Structured Buffer ETF - August Series	[ ]	[ ]
International Developed Equities 15% Structured Buffer ETF - May Series	[ ]	[ ]
International Developed Equities 15% Structured Buffer ETF - June Series	[ ]	[ ]
International Developed Equities 15% Structured Buffer ETF - July Series	[ ]	[ ]
International Developed Equities 15% Structured Buffer ETF - August Series	[ ]	[ ]
Emerging Markets Equities 15% Structured Buffer ETF - May Series	[ ]	[ ]
Emerging Markets Equities 15% Structured Buffer ETF - June Series	[ ]	[ ]
Emerging Markets Equities 15% Structured Buffer ETF - July Series	[ ]	[ ]
Emerging Markets Equities 15% Structured Buffer ETF - August Series	[ ]	[ ]

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY - Technology Leaders 10% Structured Buffer ETF - May Series
FUND SUMMARY - Technology Leaders 10% Structured Buffer ETF - June Series
FUND SUMMARY - Technology Leaders 10% Structured Buffer ETF - July Series
FUND SUMMARY - Technology Leaders 10% Structured Buffer ETF - August Series
FUND SUMMARY - U.S. Small-Cap 15% Structured Buffer ETF - May Series
FUND SUMMARY - U.S. Small-Cap 15% Structured Buffer ETF - June Series
FUND SUMMARY - U.S. Small-Cap 15% Structured Buffer ETF - July Series
FUND SUMMARY - U.S. Small-Cap 15% Structured Buffer ETF - August Series
FUND SUMMARY - U.S. Equities 30% Structured Buffer ETF - May Series
FUND SUMMARY - U.S. Equities 30% Structured Buffer ETF - June Series
FUND SUMMARY - U.S. Equities 30% Structured Buffer ETF - July Series
FUND SUMMARY - U.S. Equities 30% Structured Buffer ETF - August Series
FUND SUMMARY - U.S. Equities 100% Structured Buffer ETF - May Series
FUND SUMMARY - U.S. Equities 100% Structured Buffer ETF - June Series
FUND SUMMARY - U.S. Equities 100% Structured Buffer ETF - July Series
FUND SUMMARY - U.S. Equities 100% Structured Buffer ETF - August Series
FUND SUMMARY - International Developed Equities 15% Structured Buffer ETF - May Series
FUND SUMMARY - International Developed Equities 15% Structured Buffer ETF - June Series
FUND SUMMARY - International Developed Equities 15% Structured Buffer ETF - July Series
FUND SUMMARY - International Developed Equities 15% Structured Buffer ETF - August Series
FUND SUMMARY - Emerging Markets Equities 15% Structured Buffer ETF - May Series
FUND SUMMARY - Emerging Markets Equities 15% Structured Buffer ETF - June Series
FUND SUMMARY - Emerging Markets Equities 15% Structured Buffer ETF - July Series
FUND SUMMARY - Emerging Markets Equities 15% Structured Buffer ETF - August Series
ADDITIONAL INFORMATION ABOUT FUNDS
MANAGEMENT
HOW TO BUY AND SELL SHARES
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

FUND SUMMARY - Technology Leaders 10% Structured Buffer ETF - May Series

Investment Objective

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the Invesco QQQ TrustSM, Series 1, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 10% (prior to taking into account management fees and other fees) of Invesco QQQ TrustSM, Series 1 losses, over the period from May 1, 2026 to April 30, 2027.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

80% Policy; Core Instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to Invesco QQQ TrustSM, Series 1 (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange® Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.

Outcome Period Framework. The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of 10% (the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning May 1, 2026 and ending April 30, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.

Return Profile; No Dividend Exposure. The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap.

Cap Setting and Fee Impact. The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period, the Cap is [ ]% before Fund fees and expenses. After reflecting the Fund's annual management fee of [ ]% of average daily net assets, the Cap is [ ]%. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.

NAV Behavior During the Outcome Period. During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.

Objective Statement; Illustrations; No Assurance. The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgifunds.com.

The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 90%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

Diversification Status. The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Defined Outcome Strategy Risk. Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. These strategy-specific risks include the following.

Buffer and Outcome Period Timing Risk. The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to [10] % over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks.

Cap and Upside Participation Risk. The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.

Transaction Fee and Mid-Period Trading Risk. The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.

Cap Reset Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Multiple Outcome Period Risk. Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.

FLEX Options and Derivatives Risk. The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.

Option Contracts Risk. The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.

Clearing Member Default and Customer Asset Risk. Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.

Counterparty and Clearinghouse Risk. Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk. The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:

Style and Factor Exposure Risk. The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.

Valuation Risk. The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.

Index, Methodology, and Reconstitution Risk. If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.

Tracking Error Risk. The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.

Portfolio Turnover and Trading Impact Risk. The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.

Liquidity of Underlying Holdings Risk. The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF. Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.

Securities Lending Risk. To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.

Regulatory and Litigation Risk Affecting Underlying ETF Holdings. Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.

U.S. Large-Cap Equity Market Risk (S&P 500 Exposure). The Underlying ETF invests in large-cap U.S. companies and is subject to the risks of the U.S. equity markets. The Underlying ETF's share price may decline significantly due to broad market events, changes in investor sentiment, economic conditions, interest rates, inflation, or company- and sector-specific developments. Because the Fund's FLEX Options reference the Underlying ETF, declines in the Underlying ETF's share price will adversely affect the Fund, and losses may exceed the Buffer.

Market Risk. The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.

Investment Objective Risk. The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.

Concentration Risk. Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.

Liquidity and Valuation Risk. The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Technology Leaders 10% Structured Buffer ETF - June Series

Investment Objective

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the Invesco QQQ TrustSM, Series 1, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 10% (prior to taking into account management fees and other fees) of Invesco QQQ TrustSM, Series 1 losses, over the period from June 1, 2026 to May 31, 2027.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

80% Policy; Core Instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to Invesco QQQ TrustSM, Series 1 (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange® Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.

Outcome Period Framework. The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of 10% (the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning June 1, 2026 and ending May 31, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.

Return Profile; No Dividend Exposure. The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap.

Cap Setting and Fee Impact. The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period, the Cap is [ ]% before Fund fees and expenses. After reflecting the Fund's annual management fee of [ ]% of average daily net assets, the Cap is [ ]%. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.

NAV Behavior During the Outcome Period. During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.

Objective Statement; Illustrations; No Assurance. The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgifunds.com.

The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 90%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

Diversification Status. The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Defined Outcome Strategy Risk. Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. These strategy-specific risks include the following.

Buffer and Outcome Period Timing Risk. The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to 10% over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks.

Cap and Upside Participation Risk. The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.

Transaction Fee and Mid-Period Trading Risk. The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.

Cap Reset Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Multiple Outcome Period Risk. Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.

FLEX Options and Derivatives Risk. The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.

Option Contracts Risk. The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.

Clearing Member Default and Customer Asset Risk. Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.

Counterparty and Clearinghouse Risk. Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk. The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:

Style and Factor Exposure Risk. The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.

Valuation Risk. The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.

Index, Methodology, and Reconstitution Risk. If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.

Tracking Error Risk. The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.

Portfolio Turnover and Trading Impact Risk. The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.

Liquidity of Underlying Holdings Risk. The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF. Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.

Securities Lending Risk. To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.

Regulatory and Litigation Risk Affecting Underlying ETF Holdings. Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.

U.S. Large-Cap Equity Market Risk (S&P 500 Exposure). The Underlying ETF invests in large-cap U.S. companies and is subject to the risks of the U.S. equity markets. The Underlying ETF's share price may decline significantly due to broad market events, changes in investor sentiment, economic conditions, interest rates, inflation, or company- and sector-specific developments. Because the Fund's FLEX Options reference the Underlying ETF, declines in the Underlying ETF's share price will adversely affect the Fund, and losses may exceed the Buffer.

Market Risk. The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.

Investment Objective Risk. The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.

Concentration Risk. Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.

Liquidity and Valuation Risk. The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Technology Leaders 10% Structured Buffer ETF - July Series

Investment Objective

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the Invesco QQQ TrustSM, Series 1, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 10% (prior to taking into account management fees and other fees) of Invesco QQQ TrustSM, Series 1 losses, over the period from July 1, 2026 to June 30, 2027.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

80% Policy; Core Instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to Invesco QQQ TrustSM, Series 1 (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange® Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.

Outcome Period Framework. The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of 10% (the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning July 1, 2026 and ending June 30, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.

Return Profile; No Dividend Exposure. The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap.

Cap Setting and Fee Impact. The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period, the Cap is [ ]% before Fund fees and expenses. After reflecting the Fund's annual management fee of [ ]% of average daily net assets, the Cap is [ ]%. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.

NAV Behavior During the Outcome Period. During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.

Objective Statement; Illustrations; No Assurance. The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgifunds.com.

The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 90%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

Diversification Status. The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Defined Outcome Strategy Risk. Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. These strategy-specific risks include the following.

Buffer and Outcome Period Timing Risk. The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to 10% over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks.

Cap and Upside Participation Risk. The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.

Transaction Fee and Mid-Period Trading Risk. The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.

Cap Reset Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Multiple Outcome Period Risk. Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.

FLEX Options and Derivatives Risk. The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.

Option Contracts Risk. The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.

Clearing Member Default and Customer Asset Risk. Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.

Counterparty and Clearinghouse Risk. Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk. The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:

Style and Factor Exposure Risk. The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.

Valuation Risk. The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.

Index, Methodology, and Reconstitution Risk. If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.

Tracking Error Risk. The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.

Portfolio Turnover and Trading Impact Risk. The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.

Liquidity of Underlying Holdings Risk. The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF. Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.

Securities Lending Risk. To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.

Regulatory and Litigation Risk Affecting Underlying ETF Holdings. Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.

U.S. Large-Cap Equity Market Risk (S&P 500 Exposure). The Underlying ETF invests in large-cap U.S. companies and is subject to the risks of the U.S. equity markets. The Underlying ETF's share price may decline significantly due to broad market events, changes in investor sentiment, economic conditions, interest rates, inflation, or company- and sector-specific developments. Because the Fund's FLEX Options reference the Underlying ETF, declines in the Underlying ETF's share price will adversely affect the Fund, and losses may exceed the Buffer.

Market Risk. The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.

Investment Objective Risk. The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.

Concentration Risk. Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.

Liquidity and Valuation Risk. The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Technology Leaders 10% Structured Buffer ETF - August Series

Investment Objective

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the Invesco QQQ TrustSM, Series 1, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 10% (prior to taking into account management fees and other fees) of Invesco QQQ TrustSM, Series 1 losses, over the period from August 1, 2026 to July 31, 2027.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

80% Policy; Core Instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to Invesco QQQ TrustSM, Series 1 (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange® Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.

Outcome Period Framework. The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of 10% (the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning August 1, 2026 and ending July 31, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.

Return Profile; No Dividend Exposure. The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap.

Cap Setting and Fee Impact. The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period, the Cap is [ ]% before Fund fees and expenses. After reflecting the Fund's annual management fee of [ ]% of average daily net assets, the Cap is [ ]%. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.

NAV Behavior During the Outcome Period. During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.

Objective Statement; Illustrations; No Assurance. The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgifunds.com.

The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 90%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

Diversification Status. The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Defined Outcome Strategy Risk. Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. These strategy-specific risks include the following.

Buffer and Outcome Period Timing Risk. The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to 10% over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks.

Cap and Upside Participation Risk. The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.

Transaction Fee and Mid-Period Trading Risk. The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.

Cap Reset Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Multiple Outcome Period Risk. Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.

FLEX Options and Derivatives Risk. The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.

Option Contracts Risk. The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.

Clearing Member Default and Customer Asset Risk. Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.

Counterparty and Clearinghouse Risk. Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk. The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:

Style and Factor Exposure Risk. The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.

Valuation Risk. The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.

Index, Methodology, and Reconstitution Risk. If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.

Tracking Error Risk. The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.

Portfolio Turnover and Trading Impact Risk. The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.

Liquidity of Underlying Holdings Risk. The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF. Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.

Securities Lending Risk. To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.

Regulatory and Litigation Risk Affecting Underlying ETF Holdings. Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.

U.S. Large-Cap Equity Market Risk (S&P 500 Exposure). The Underlying ETF invests in large-cap U.S. companies and is subject to the risks of the U.S. equity markets. The Underlying ETF's share price may decline significantly due to broad market events, changes in investor sentiment, economic conditions, interest rates, inflation, or company- and sector-specific developments. Because the Fund's FLEX Options reference the Underlying ETF, declines in the Underlying ETF's share price will adversely affect the Fund, and losses may exceed the Buffer.

Market Risk. The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.

Investment Objective Risk. The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.

Concentration Risk. Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.

Liquidity and Valuation Risk. The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Small-Cap 15% Structured Buffer ETF - May Series

Investment Objective

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® Russell 2000 ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® Russell 2000 ETF losses, over the period from May 1, 2026 to April 30, 2027.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

80% Policy; Core Instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares® Russell 2000 ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange® Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.

Outcome Period Framework. The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of 15% (the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning May 1, 2026 and ending April 30, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.

Return Profile; No Dividend Exposure. The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap.

Cap Setting and Fee Impact. The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period, the Cap is [ ]% before Fund fees and expenses. After reflecting the Fund's annual management fee of [ ]% of average daily net assets, the Cap is [ ]%. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.

NAV Behavior During the Outcome Period. During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.

Objective Statement; Illustrations; No Assurance. The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgifunds.com.

The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

Diversification Status. The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Defined Outcome Strategy Risk. Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. These strategy-specific risks include the following.

Buffer and Outcome Period Timing Risk. The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to 15% over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks.

Cap and Upside Participation Risk. The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.

Transaction Fee and Mid-Period Trading Risk. The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.

Cap Reset Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Multiple Outcome Period Risk. Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.

FLEX Options and Derivatives Risk. The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.

Option Contracts Risk. The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.

Clearing Member Default and Customer Asset Risk. Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.

Counterparty and Clearinghouse Risk. Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk. The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:

Style and Factor Exposure Risk. The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.

Valuation Risk. The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.

Index, Methodology, and Reconstitution Risk. If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.

Tracking Error Risk. The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.

Portfolio Turnover and Trading Impact Risk. The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.

Liquidity of Underlying Holdings Risk. The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF. Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.

Securities Lending Risk. To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.

Regulatory and Litigation Risk Affecting Underlying ETF Holdings. Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.

Smaller and/or Mid-Capitalization Company Risk. To the extent the Underlying ETF invests in smaller or mid-capitalization companies, those companies may be more vulnerable to adverse business or economic developments than larger, more established companies. Smaller and mid-cap companies may have more limited product lines, markets, financial resources, and management depth, and their securities may trade less frequently and in lower volumes. As a result, the prices of smaller and mid-cap securities may be more volatile and less liquid, particularly during periods of market stress, which can increase the volatility of the Underlying ETF and the Fund.

Market Risk. The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.

Investment Objective Risk. The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.

Concentration Risk. Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.

Liquidity and Valuation Risk. The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Small-Cap 15% Structured Buffer ETF - June Series

Investment Objective

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® Russell 2000 ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® Russell 2000 ETF losses, over the period from June 1, 2026 to May 31, 2027.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

80% Policy; Core Instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares® Russell 2000 ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange® Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.

Outcome Period Framework. The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of 15% (the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning June 1, 2026 and ending May 31, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.

Return Profile; No Dividend Exposure. The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap.

Cap Setting and Fee Impact. The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period, the Cap is [ ]% before Fund fees and expenses. After reflecting the Fund's annual management fee of [ ]% of average daily net assets, the Cap is [ ]%. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.

NAV Behavior During the Outcome Period. During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.

Objective Statement; Illustrations; No Assurance. The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgifunds.com.

The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

Diversification Status. The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Defined Outcome Strategy Risk. Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. These strategy-specific risks include the following.

Buffer and Outcome Period Timing Risk. The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to 15% over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks.

Cap and Upside Participation Risk. The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.

Transaction Fee and Mid-Period Trading Risk. The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.

Cap Reset Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Multiple Outcome Period Risk. Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.

FLEX Options and Derivatives Risk. The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.

Option Contracts Risk. The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.

Clearing Member Default and Customer Asset Risk. Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.

Counterparty and Clearinghouse Risk. Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk. The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:

Style and Factor Exposure Risk. The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.

Valuation Risk. The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.

Index, Methodology, and Reconstitution Risk. If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.

Tracking Error Risk. The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.

Portfolio Turnover and Trading Impact Risk. The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.

Liquidity of Underlying Holdings Risk. The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF. Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.

Securities Lending Risk. To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.

Regulatory and Litigation Risk Affecting Underlying ETF Holdings. Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.

Smaller and/or Mid-Capitalization Company Risk. To the extent the Underlying ETF invests in smaller or mid-capitalization companies, those companies may be more vulnerable to adverse business or economic developments than larger, more established companies. Smaller and mid-cap companies may have more limited product lines, markets, financial resources, and management depth, and their securities may trade less frequently and in lower volumes. As a result, the prices of smaller and mid-cap securities may be more volatile and less liquid, particularly during periods of market stress, which can increase the volatility of the Underlying ETF and the Fund.

Market Risk. The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.

Investment Objective Risk. The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.

Concentration Risk. Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.

Liquidity and Valuation Risk. The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Small-Cap 15% Structured Buffer ETF - July Series

Investment Objective

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® Russell 2000 ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® Russell 2000 ETF losses, over the period from July 1, 2026 to June 30, 2027.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

80% Policy; Core Instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares® Russell 2000 ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange® Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.

Outcome Period Framework. The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of 15% (the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning July 1, 2026 and ending June 30, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.

Return Profile; No Dividend Exposure. The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap.

Cap Setting and Fee Impact. The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period, the Cap is [ ]% before Fund fees and expenses. After reflecting the Fund's annual management fee of [ ]% of average daily net assets, the Cap is [ ]%. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.

NAV Behavior During the Outcome Period. During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.

Objective Statement; Illustrations; No Assurance. The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgifunds.com.

The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

Diversification Status. The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Defined Outcome Strategy Risk. Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. These strategy-specific risks include the following.

Buffer and Outcome Period Timing Risk. The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to 15% over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks.

Cap and Upside Participation Risk. The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.

Transaction Fee and Mid-Period Trading Risk. The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.

Cap Reset Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Multiple Outcome Period Risk. Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.

FLEX Options and Derivatives Risk. The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.

Option Contracts Risk. The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.

Clearing Member Default and Customer Asset Risk. Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.

Counterparty and Clearinghouse Risk. Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk. The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:

Style and Factor Exposure Risk. The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.

Valuation Risk. The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.

Index, Methodology, and Reconstitution Risk. If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.

Tracking Error Risk. The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.

Portfolio Turnover and Trading Impact Risk. The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.

Liquidity of Underlying Holdings Risk. The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF. Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.

Securities Lending Risk. To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.

Regulatory and Litigation Risk Affecting Underlying ETF Holdings. Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.

Smaller and/or Mid-Capitalization Company Risk. To the extent the Underlying ETF invests in smaller or mid-capitalization companies, those companies may be more vulnerable to adverse business or economic developments than larger, more established companies. Smaller and mid-cap companies may have more limited product lines, markets, financial resources, and management depth, and their securities may trade less frequently and in lower volumes. As a result, the prices of smaller and mid-cap securities may be more volatile and less liquid, particularly during periods of market stress, which can increase the volatility of the Underlying ETF and the Fund.

Market Risk. The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.

Investment Objective Risk. The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.

Concentration Risk. Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.

Liquidity and Valuation Risk. The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Small-Cap 15% Structured Buffer ETF - August Series

Investment Objective

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® Russell 2000 ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® Russell 2000 ETF losses, over the period from August 1, 2026 to July 31, 2027.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

80% Policy; Core Instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares® Russell 2000 ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange® Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.

Outcome Period Framework. The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of 15% (the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning August 1, 2026 and ending July 31, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.

Return Profile; No Dividend Exposure. The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap.

Cap Setting and Fee Impact. The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period, the Cap is [ ]% before Fund fees and expenses. After reflecting the Fund's annual management fee of [ ]% of average daily net assets, the Cap is [ ]%. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.

NAV Behavior During the Outcome Period. During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.

Objective Statement; Illustrations; No Assurance. The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgifunds.com.

The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

Diversification Status. The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Defined Outcome Strategy Risk. Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. These strategy-specific risks include the following.

Buffer and Outcome Period Timing Risk. The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to 15% over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks.

Cap and Upside Participation Risk. The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.

Transaction Fee and Mid-Period Trading Risk. The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.

Cap Reset Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Multiple Outcome Period Risk. Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.

FLEX Options and Derivatives Risk. The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.

Option Contracts Risk. The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.

Clearing Member Default and Customer Asset Risk. Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.

Counterparty and Clearinghouse Risk. Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk. The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:

Style and Factor Exposure Risk. The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.

Valuation Risk. The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.

Index, Methodology, and Reconstitution Risk. If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.

Tracking Error Risk. The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.

Portfolio Turnover and Trading Impact Risk. The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.

Liquidity of Underlying Holdings Risk. The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF. Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.

Securities Lending Risk. To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.

Regulatory and Litigation Risk Affecting Underlying ETF Holdings. Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.

Smaller and/or Mid-Capitalization Company Risk. To the extent the Underlying ETF invests in smaller or mid-capitalization companies, those companies may be more vulnerable to adverse business or economic developments than larger, more established companies. Smaller and mid-cap companies may have more limited product lines, markets, financial resources, and management depth, and their securities may trade less frequently and in lower volumes. As a result, the prices of smaller and mid-cap securities may be more volatile and less liquid, particularly during periods of market stress, which can increase the volatility of the Underlying ETF and the Fund.

Market Risk. The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.

Investment Objective Risk. The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.

Concentration Risk. Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.

Liquidity and Valuation Risk. The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Equities 30% Structured Buffer ETF - May Series

Investment Objective

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against losses of the SPDR® S&P 500® ETF Trust for losses between -5% and -35% (prior to taking into account management fees and other fees), over the period from May 1, 2026 to April 30, 2027.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

80% Policy; Core Instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to SPDR® S&P 500® ETF Trust (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange® Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.

Outcome Period Framework. The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer that applies to losses of the Underlying ETF between -5% and -35% (the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning May 1, 2026 and ending April 30, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.

First Loss Feature. For the applicable Outcome Period, shareholders will bear the first 5% of losses of the Underlying ETF's price return. The Fund's Buffer applies only after this initial loss threshold is exceeded and is designed to provide protection against losses between -5% and -35%. Shareholders will also bear losses in excess of 35% on a one-to-one basis.

Return Profile; No Dividend Exposure. The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap.

Cap Setting and Fee Impact. The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period, the Cap is [ ]% before Fund fees and expenses. After reflecting the Fund's annual management fee of [ ]% of average daily net assets, the Cap is [ ]%. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.

NAV Behavior During the Outcome Period. During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.

Objective Statement; Illustrations; No Assurance. The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer, which applies only to losses between -5% and -35% of the Underlying ETF's price return for investors who hold shares for the entire Outcome Period. Shareholders will bear the first 5% of losses and all losses in excess of 35% on a one-to-one basis. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgifunds.com.

The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 70%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

Diversification Status. The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Defined Outcome Strategy Risk. Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. These strategy-specific risks include the following.

Buffer and Outcome Period Timing Risk. The Fund's strategy is intended to provide a buffer against losses of the Underlying ETF's price return between -5% and -35% over an Outcome Period, but there is no assurance it will do so. The Buffer is not principal protection. Shareholders will bear the first 5% of losses and all losses in excess of 35% on a one-to-one basis and may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer for an investor who purchases Shares during the Outcome Period.

Cap and Upside Participation Risk. The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.

Transaction Fee and Mid-Period Trading Risk. The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.

Cap Reset Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Multiple Outcome Period Risk. Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses not protected by the Buffer - including losses incurred within the first 5% of the Underlying ETF's price return or losses in excess of 35% - are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially. For the Deep Buffer Fund, losses incurred outside the Buffer Zone during an Outcome Period, including losses within the first-loss portion or losses beyond the Buffer Zone, may compound over multiple Outcome Periods, increasing the likelihood that the Fund underperforms the Underlying ETF over time.

FLEX Options and Derivatives Risk. The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.

Option Contracts Risk. The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.

Clearing Member Default and Customer Asset Risk. Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.

Counterparty and Clearinghouse Risk. Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk. The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:

Style and Factor Exposure Risk. The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.

Valuation Risk. The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.

Index, Methodology, and Reconstitution Risk. If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.

Tracking Error Risk. The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.

Portfolio Turnover and Trading Impact Risk. The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.

Liquidity of Underlying Holdings Risk. The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF. Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.

Securities Lending Risk. To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.

Regulatory and Litigation Risk Affecting Underlying ETF Holdings. Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.

Large-Cap Growth and Technology Exposure Risk (Nasdaq-100 Exposure). The Underlying ETF has significant exposure to large-cap growth companies and, at times, meaningful concentration in technology and technology-related companies. Growth stocks and companies in these sectors may be more sensitive to changes in interest rates, earnings expectations, competition, regulation, and rapid changes in technology, and may experience greater volatility and drawdowns than the broader market. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting these exposures can materially reduce the Underlying ETF's share price and, in turn, the Fund's returns, and losses may exceed the Buffer.

Market Risk. The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.

Investment Objective Risk. The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.

Concentration Risk. Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.

Liquidity and Valuation Risk. The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Equities 30% Structured Buffer ETF - June Series

Investment Objective

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against losses of the SPDR® S&P 500® ETF Trust for losses between -5% and -35% (prior to taking into account management fees and other fees), over the period from June 1, 2026 to May 31, 2027.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

80% Policy; Core Instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to SPDR® S&P 500® ETF Trust (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange® Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.

Outcome Period Framework. The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer that applies to losses of the Underlying ETF between -5% and -35% (the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning June 1, 2026 and ending May 31, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.

First Loss Feature. For the applicable Outcome Period, shareholders will bear the first 5% of losses of the Underlying ETF's price return. The Fund's Buffer applies only after this initial loss threshold is exceeded and is designed to provide protection against losses between -5% and -35%. Shareholders will also bear losses in excess of 35% on a one-to-one basis.

Return Profile; No Dividend Exposure. The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap.

Cap Setting and Fee Impact. The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period, the Cap is [ ]% before Fund fees and expenses. After reflecting the Fund's annual management fee of [ ]% of average daily net assets, the Cap is [ ]%. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.

NAV Behavior During the Outcome Period. During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.

Objective Statement; Illustrations; No Assurance. The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer, which applies only to losses between -5% and -35% of the Underlying ETF's price return for investors who hold shares for the entire Outcome Period. Shareholders will bear the first 5% of losses and all losses in excess of 35% on a one-to-one basis. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgifunds.com.

The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 70%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

Diversification Status. The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Defined Outcome Strategy Risk. Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. These strategy-specific risks include the following.

Buffer and Outcome Period Timing Risk. The Fund's strategy is intended to provide a buffer against losses of the Underlying ETF's price return between -5% and -35% over an Outcome Period, but there is no assurance it will do so. The Buffer is not principal protection. Shareholders will bear the first 5% of losses and all losses in excess of 35% on a one-to-one basis and may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer for an investor who purchases Shares during the Outcome Period.

Cap and Upside Participation Risk. The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.

Transaction Fee and Mid-Period Trading Risk. The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.

Cap Reset Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Multiple Outcome Period Risk. Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses not protected by the Buffer - including losses incurred within the first 5% of the Underlying ETF's price return or losses in excess of 35% - are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially. For the Deep Buffer Fund, losses incurred outside the Buffer Zone during an Outcome Period, including losses within the first-loss portion or losses beyond the Buffer Zone, may compound over multiple Outcome Periods, increasing the likelihood that the Fund underperforms the Underlying ETF over time.

FLEX Options and Derivatives Risk. The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.

Option Contracts Risk. The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.

Clearing Member Default and Customer Asset Risk. Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.

Counterparty and Clearinghouse Risk. Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk. The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:

Style and Factor Exposure Risk. The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.

Valuation Risk. The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.

Index, Methodology, and Reconstitution Risk. If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.

Tracking Error Risk. The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.

Portfolio Turnover and Trading Impact Risk. The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.

Liquidity of Underlying Holdings Risk. The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF. Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.

Securities Lending Risk. To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.

Regulatory and Litigation Risk Affecting Underlying ETF Holdings. Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.

Large-Cap Growth and Technology Exposure Risk (Nasdaq-100 Exposure). The Underlying ETF has significant exposure to large-cap growth companies and, at times, meaningful concentration in technology and technology-related companies. Growth stocks and companies in these sectors may be more sensitive to changes in interest rates, earnings expectations, competition, regulation, and rapid changes in technology, and may experience greater volatility and drawdowns than the broader market. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting these exposures can materially reduce the Underlying ETF's share price and, in turn, the Fund's returns, and losses may exceed the Buffer.

Market Risk. The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.

Investment Objective Risk. The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.

Concentration Risk. Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.

Liquidity and Valuation Risk. The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Equities 30% Structured Buffer ETF - July Series

Investment Objective

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against losses of the SPDR® S&P 500® ETF Trust for losses between -5% and -35% (prior to taking into account management fees and other fees), over the period from July 1, 2026 to June 30, 2027.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

80% Policy; Core Instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to SPDR® S&P 500® ETF Trust (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange® Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.

Outcome Period Framework. The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer that applies to losses of the Underlying ETF between -5% and -35% (the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning July 1, 2026 and ending June 30, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.

First Loss Feature. For the applicable Outcome Period, shareholders will bear the first 5% of losses of the Underlying ETF's price return. The Fund's Buffer applies only after this initial loss threshold is exceeded and is designed to provide protection against losses between -5% and -35%. Shareholders will also bear losses in excess of 35% on a one-to-one basis.

Return Profile; No Dividend Exposure. The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap.

Cap Setting and Fee Impact. The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period, the Cap is [ ]% before Fund fees and expenses. After reflecting the Fund's annual management fee of [ ]% of average daily net assets, the Cap is [ ]%. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.

NAV Behavior During the Outcome Period. During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.

Objective Statement; Illustrations; No Assurance. The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer, which applies only to losses between -5% and -35% of the Underlying ETF's price return for investors who hold shares for the entire Outcome Period. Shareholders will bear the first 5% of losses and all losses in excess of 35% on a one-to-one basis. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgifunds.com.

The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 70%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

Diversification Status. The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Defined Outcome Strategy Risk. Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. These strategy-specific risks include the following.

Buffer and Outcome Period Timing Risk. The Fund's strategy is intended to provide a buffer against losses of the Underlying ETF's price return between -5% and -35% over an Outcome Period, but there is no assurance it will do so. The Buffer is not principal protection. Shareholders will bear the first 5% of losses and all losses in excess of 35% on a one-to-one basis and may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer for an investor who purchases Shares during the Outcome Period.

Cap and Upside Participation Risk. The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.

Transaction Fee and Mid-Period Trading Risk. The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.

Cap Reset Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Multiple Outcome Period Risk. Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses not protected by the Buffer - including losses incurred within the first 5% of the Underlying ETF's price return or losses in excess of 35% - are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially. For the Deep Buffer Fund, losses incurred outside the Buffer Zone during an Outcome Period, including losses within the first-loss portion or losses beyond the Buffer Zone, may compound over multiple Outcome Periods, increasing the likelihood that the Fund underperforms the Underlying ETF over time.

FLEX Options and Derivatives Risk. The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.

Option Contracts Risk. The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.

Clearing Member Default and Customer Asset Risk. Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.

Counterparty and Clearinghouse Risk. Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk. The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:

Style and Factor Exposure Risk. The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.

Valuation Risk. The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.

Index, Methodology, and Reconstitution Risk. If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.

Tracking Error Risk. The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.

Portfolio Turnover and Trading Impact Risk. The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.

Liquidity of Underlying Holdings Risk. The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF. Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.

Securities Lending Risk. To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.

Regulatory and Litigation Risk Affecting Underlying ETF Holdings. Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.

Large-Cap Growth and Technology Exposure Risk (Nasdaq-100 Exposure). The Underlying ETF has significant exposure to large-cap growth companies and, at times, meaningful concentration in technology and technology-related companies. Growth stocks and companies in these sectors may be more sensitive to changes in interest rates, earnings expectations, competition, regulation, and rapid changes in technology, and may experience greater volatility and drawdowns than the broader market. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting these exposures can materially reduce the Underlying ETF's share price and, in turn, the Fund's returns, and losses may exceed the Buffer.

Market Risk. The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.

Investment Objective Risk. The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.

Concentration Risk. Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.

Liquidity and Valuation Risk. The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Equities 30% Structured Buffer ETF - August Series

Investment Objective

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against losses of the SPDR® S&P 500® ETF Trust for losses between -5% and -35% (prior to taking into account management fees and other fees), over the period from August 1, 2026 to July 31, 2027.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

80% Policy; Core Instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to SPDR® S&P 500® ETF Trust (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange® Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.

Outcome Period Framework. The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer that applies to losses of the Underlying ETF between -5% and -35% (the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning August 1, 2026 and ending July 31, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.

First Loss Feature. For the applicable Outcome Period, shareholders will bear the first 5% of losses of the Underlying ETF's price return. The Fund's Buffer applies only after this initial loss threshold is exceeded and is designed to provide protection against losses between -5% and -35%. Shareholders will also bear losses in excess of 35% on a one-to-one basis.

Return Profile; No Dividend Exposure. The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap.

Cap Setting and Fee Impact. The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period, the Cap is [ ]% before Fund fees and expenses. After reflecting the Fund's annual management fee of [ ]% of average daily net assets, the Cap is [ ]%. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.

NAV Behavior During the Outcome Period. During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.

Objective Statement; Illustrations; No Assurance. The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer, which applies only to losses between -5% and -35% of the Underlying ETF's price return for investors who hold shares for the entire Outcome Period. Shareholders will bear the first 5% of losses and all losses in excess of 35% on a one-to-one basis. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgifunds.com.

The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 70%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

Diversification Status. The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Defined Outcome Strategy Risk. Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. These strategy-specific risks include the following.

Buffer and Outcome Period Timing Risk. The Fund's strategy is intended to provide a buffer against losses of the Underlying ETF's price return between -5% and -35% over an Outcome Period, but there is no assurance it will do so. The Buffer is not principal protection. Shareholders will bear the first 5% of losses and all losses in excess of 35% on a one-to-one basis and may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer for an investor who purchases Shares during the Outcome Period.

Cap and Upside Participation Risk. The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.

Transaction Fee and Mid-Period Trading Risk. The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.

Cap Reset Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Multiple Outcome Period Risk. Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses not protected by the Buffer - including losses incurred within the first 5% of the Underlying ETF's price return or losses in excess of 35% - are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially. For the Deep Buffer Fund, losses incurred outside the Buffer Zone during an Outcome Period, including losses within the first-loss portion or losses beyond the Buffer Zone, may compound over multiple Outcome Periods, increasing the likelihood that the Fund underperforms the Underlying ETF over time.

FLEX Options and Derivatives Risk. The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.

Option Contracts Risk. The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.

Clearing Member Default and Customer Asset Risk. Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.

Counterparty and Clearinghouse Risk. Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk. The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:

Style and Factor Exposure Risk. The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.

Valuation Risk. The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.

Index, Methodology, and Reconstitution Risk. If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.

Tracking Error Risk. The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.

Portfolio Turnover and Trading Impact Risk. The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.

Liquidity of Underlying Holdings Risk. The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF. Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.

Securities Lending Risk. To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.

Regulatory and Litigation Risk Affecting Underlying ETF Holdings. Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.

Large-Cap Growth and Technology Exposure Risk (Nasdaq-100 Exposure). The Underlying ETF has significant exposure to large-cap growth companies and, at times, meaningful concentration in technology and technology-related companies. Growth stocks and companies in these sectors may be more sensitive to changes in interest rates, earnings expectations, competition, regulation, and rapid changes in technology, and may experience greater volatility and drawdowns than the broader market. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting these exposures can materially reduce the Underlying ETF's share price and, in turn, the Fund's returns, and losses may exceed the Buffer.

Market Risk. The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.

Investment Objective Risk. The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.

Concentration Risk. Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.

Liquidity and Valuation Risk. The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Equities 100% Structured Buffer ETF - May Series

Investment Objective

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against 100% of losses of SPDR® S&P 500® ETF Trust (prior to taking into account management fees and other fees), over the period from May 1, 2026 to April 30, 2027.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

80% Policy; Core Instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to SPDR® S&P 500® ETF Trust (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange® Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.

Outcome Period Framework. The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of 100% (the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning May 1, 2026 and ending April 30, 2027 (each, an "Outcome Period"). The Buffer is measured from the Underlying ETF's price at the beginning of the Outcome Period and applies only at the conclusion of the Outcome Period for investors who hold Shares for the entire Outcome Period. At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer.

Return Profile; No Dividend Exposure. The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap.

Cap Setting and Fee Impact. The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period, the Cap is [ ]% before Fund fees and expenses. After reflecting the Fund's annual management fee of [ ]% of average daily net assets, the Cap is [ ]%. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.

NAV Behavior During the Outcome Period. During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.

Objective Statement; Illustrations; No Assurance. The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while providing a Buffer intended to protect against 100% of losses of the Underlying ETF's price return, measured from the Underlying ETF's price at the beginning of the Outcome Period, only at the conclusion of the Outcome Period for investors who hold Shares for the entire Outcome Period. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgifunds.com.

The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses, including loss of their entire investment, if Shares are purchased after the Outcome Period has begun or sold prior to the end of the Outcome period. There is no guarantee that the Buffer will be achieved.

Diversification Status. The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Defined Outcome Strategy Risk. Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. These strategy-specific risks include the following.

Buffer and Outcome Period Timing Risk. The Fund's strategy is intended to provide a buffer against up to 100% of losses of the Underlying ETF's price return measured from the beginning of an Outcome Period, but there is no assurance it will do so. The Buffer is not principal protection and applies only at the expiration of the Fund's FLEX Options. As a result, a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer for an investor who purchases Shares during the Outcome Period.

Cap and Upside Participation Risk. The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.

Transaction Fee and Mid-Period Trading Risk. The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.

Cap Reset Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Multiple Outcome Period Risk. Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, and any losses or foregone gains from a prior Outcome Period cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially. For the 100% Buffer Funds, the Buffer is measured from the Underlying ETF's price at the beginning of each Outcome Period and applies only at the conclusion of that Outcome Period; any losses experienced due to purchases made after the start of an Outcome Period, or any foregone gains resulting from the imposition of the Cap, are not recoverable in subsequent Outcome Periods

FLEX Options and Derivatives Risk. The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.

Option Contracts Risk. The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.

Clearing Member Default and Customer Asset Risk. Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.

Counterparty and Clearinghouse Risk. Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk. The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:

Style and Factor Exposure Risk. The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.

Valuation Risk. The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.

Index, Methodology, and Reconstitution Risk. If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.

Tracking Error Risk. The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.

Portfolio Turnover and Trading Impact Risk. The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.

Liquidity of Underlying Holdings Risk. The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF. Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.

Securities Lending Risk. To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.

Regulatory and Litigation Risk Affecting Underlying ETF Holdings. Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.

Large-Cap Growth and Technology Exposure Risk (Nasdaq-100 Exposure). The Underlying ETF has significant exposure to large-cap growth companies and, at times, meaningful concentration in technology and technology-related companies. Growth stocks and companies in these sectors may be more sensitive to changes in interest rates, earnings expectations, competition, regulation, and rapid changes in technology, and may experience greater volatility and drawdowns than the broader market. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting these exposures can materially reduce the Underlying ETF's share price and, in turn, the Fund's returns, and losses may exceed the Buffer.

Market Risk. The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.

Investment Objective Risk. The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.

Concentration Risk. Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.

Liquidity and Valuation Risk. The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Equities 100% Structured Buffer ETF - June Series

Investment Objective

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against 100% of losses of SPDR® S&P 500® ETF Trust (prior to taking into account management fees and other fees), over the period from June 1, 2026 to May 31, 2027.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

80% Policy; Core Instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to SPDR® S&P 500® ETF Trust (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange® Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.

Outcome Period Framework. The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of 100% (the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning June 1, 2026 and ending May 31, 2027 (each, an "Outcome Period"). The Buffer is measured from the Underlying ETF's price at the beginning of the Outcome Period and applies only at the conclusion of the Outcome Period for investors who hold Shares for the entire Outcome Period. At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer.

Return Profile; No Dividend Exposure. The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap.

Cap Setting and Fee Impact. The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period, the Cap is [ ]% before Fund fees and expenses. After reflecting the Fund's annual management fee of [ ]% of average daily net assets, the Cap is [ ]%. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.

NAV Behavior During the Outcome Period. During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.

Objective Statement; Illustrations; No Assurance. The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while providing a Buffer intended to protect against 100% of losses of the Underlying ETF's price return, measured from the Underlying ETF's price at the beginning of the Outcome Period, only at the conclusion of the Outcome Period for investors who hold Shares for the entire Outcome Period. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgifunds.com.

The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses, including loss of their entire investment, if Shares are purchased after the Outcome Period has begun or sold prior to the end of the Outcome period. There is no guarantee that the Buffer will be achieved.

Diversification Status. The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Defined Outcome Strategy Risk. Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. These strategy-specific risks include the following.

Buffer and Outcome Period Timing Risk. The Fund's strategy is intended to provide a buffer against up to 100% of losses of the Underlying ETF's price return measured from the beginning of an Outcome Period, but there is no assurance it will do so. The Buffer is not principal protection and applies only at the expiration of the Fund's FLEX Options. As a result, a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer for an investor who purchases Shares during the Outcome Period.

Cap and Upside Participation Risk. The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.

Transaction Fee and Mid-Period Trading Risk. The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.

Cap Reset Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Multiple Outcome Period Risk. Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, and any losses or foregone gains from a prior Outcome Period cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially. For the 100% Buffer Funds, the Buffer is measured from the Underlying ETF's price at the beginning of each Outcome Period and applies only at the conclusion of that Outcome Period; any losses experienced due to purchases made after the start of an Outcome Period, or any foregone gains resulting from the imposition of the Cap, are not recoverable in subsequent Outcome Periods

FLEX Options and Derivatives Risk. The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.

Option Contracts Risk. The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.

Clearing Member Default and Customer Asset Risk. Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.

Counterparty and Clearinghouse Risk. Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk. The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:

Style and Factor Exposure Risk. The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.

Valuation Risk. The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.

Index, Methodology, and Reconstitution Risk. If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.

Tracking Error Risk. The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.

Portfolio Turnover and Trading Impact Risk. The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.

Liquidity of Underlying Holdings Risk. The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF. Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.

Securities Lending Risk. To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.

Regulatory and Litigation Risk Affecting Underlying ETF Holdings. Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.

Large-Cap Growth and Technology Exposure Risk (Nasdaq-100 Exposure). The Underlying ETF has significant exposure to large-cap growth companies and, at times, meaningful concentration in technology and technology-related companies. Growth stocks and companies in these sectors may be more sensitive to changes in interest rates, earnings expectations, competition, regulation, and rapid changes in technology, and may experience greater volatility and drawdowns than the broader market. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting these exposures can materially reduce the Underlying ETF's share price and, in turn, the Fund's returns, and losses may exceed the Buffer.

Market Risk. The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.

Investment Objective Risk. The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.

Concentration Risk. Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.

Liquidity and Valuation Risk. The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Equities 100% Structured Buffer ETF - July Series

Investment Objective

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against 100% of losses of SPDR® S&P 500® ETF Trust (prior to taking into account management fees and other fees), over the period from July 1, 2026 to June 30, 2027.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

80% Policy; Core Instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to SPDR® S&P 500® ETF Trust (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange® Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.

Outcome Period Framework. The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of 100% (the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning July 1, 2026 and ending June 30, 2027 (each, an "Outcome Period"). The Buffer is measured from the Underlying ETF's price at the beginning of the Outcome Period and applies only at the conclusion of the Outcome Period for investors who hold Shares for the entire Outcome Period. At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer.

Return Profile; No Dividend Exposure. The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap.

Cap Setting and Fee Impact. The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period, the Cap is [ ]% before Fund fees and expenses. After reflecting the Fund's annual management fee of [ ]% of average daily net assets, the Cap is [ ]%. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.

NAV Behavior During the Outcome Period. During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.

Objective Statement; Illustrations; No Assurance. The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while providing a Buffer intended to protect against 100% of losses of the Underlying ETF's price return, measured from the Underlying ETF's price at the beginning of the Outcome Period, only at the conclusion of the Outcome Period for investors who hold Shares for the entire Outcome Period. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgifunds.com.

The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses, including loss of their entire investment, if Shares are purchased after the Outcome Period has begun or sold prior to the end of the Outcome period. There is no guarantee that the Buffer will be achieved.

Diversification Status. The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Defined Outcome Strategy Risk. Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. These strategy-specific risks include the following.

Buffer and Outcome Period Timing Risk. The Fund's strategy is intended to provide a buffer against up to 100% of losses of the Underlying ETF's price return measured from the beginning of an Outcome Period, but there is no assurance it will do so. The Buffer is not principal protection and applies only at the expiration of the Fund's FLEX Options. As a result, a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer for an investor who purchases Shares during the Outcome Period.

Cap and Upside Participation Risk. The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.

Transaction Fee and Mid-Period Trading Risk. The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.

Cap Reset Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Multiple Outcome Period Risk. Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, and any losses or foregone gains from a prior Outcome Period cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially. For the 100% Buffer Funds, the Buffer is measured from the Underlying ETF's price at the beginning of each Outcome Period and applies only at the conclusion of that Outcome Period; any losses experienced due to purchases made after the start of an Outcome Period, or any foregone gains resulting from the imposition of the Cap, are not recoverable in subsequent Outcome Periods

FLEX Options and Derivatives Risk. The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.

Option Contracts Risk. The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.

Clearing Member Default and Customer Asset Risk. Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.

Counterparty and Clearinghouse Risk. Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk. The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:

Style and Factor Exposure Risk. The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.

Valuation Risk. The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.

Index, Methodology, and Reconstitution Risk. If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.

Tracking Error Risk. The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.

Portfolio Turnover and Trading Impact Risk. The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.

Liquidity of Underlying Holdings Risk. The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF. Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.

Securities Lending Risk. To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.

Regulatory and Litigation Risk Affecting Underlying ETF Holdings. Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.

Large-Cap Growth and Technology Exposure Risk (Nasdaq-100 Exposure). The Underlying ETF has significant exposure to large-cap growth companies and, at times, meaningful concentration in technology and technology-related companies. Growth stocks and companies in these sectors may be more sensitive to changes in interest rates, earnings expectations, competition, regulation, and rapid changes in technology, and may experience greater volatility and drawdowns than the broader market. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting these exposures can materially reduce the Underlying ETF's share price and, in turn, the Fund's returns, and losses may exceed the Buffer.

Market Risk. The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.

Investment Objective Risk. The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.

Concentration Risk. Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.

Liquidity and Valuation Risk. The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Equities 100% Structured Buffer ETF - August Series

Investment Objective

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against 100% of losses of SPDR® S&P 500® ETF Trust (prior to taking into account management fees and other fees), over the period from August 1, 2026 to July 31, 2027.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

80% Policy; Core Instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to SPDR® S&P 500® ETF Trust (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange® Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.

Outcome Period Framework. The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of 100% (the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning August 1, 2026 and ending July 31, 2027 (each, an "Outcome Period"). The Buffer is measured from the Underlying ETF's price at the beginning of the Outcome Period and applies only at the conclusion of the Outcome Period for investors who hold Shares for the entire Outcome Period. At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer.

Return Profile; No Dividend Exposure. The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap.

Cap Setting and Fee Impact. The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period, the Cap is [ ]% before Fund fees and expenses. After reflecting the Fund's annual management fee of [ ]% of average daily net assets, the Cap is [ ]%. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.

NAV Behavior During the Outcome Period. During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.

Objective Statement; Illustrations; No Assurance. The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while providing a Buffer intended to protect against 100% of losses of the Underlying ETF's price return, measured from the Underlying ETF's price at the beginning of the Outcome Period, only at the conclusion of the Outcome Period for investors who hold Shares for the entire Outcome Period. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgifunds.com.

The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses, including loss of their entire investment, if Shares are purchased after the Outcome Period has begun or sold prior to the end of the Outcome period. There is no guarantee that the Buffer will be achieved.

Diversification Status. The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Defined Outcome Strategy Risk. Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. These strategy-specific risks include the following.

Buffer and Outcome Period Timing Risk. The Fund's strategy is intended to provide a buffer against up to 100% of losses of the Underlying ETF's price return measured from the beginning of an Outcome Period, but there is no assurance it will do so. The Buffer is not principal protection and applies only at the expiration of the Fund's FLEX Options. As a result, a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer for an investor who purchases Shares during the Outcome Period.

Cap and Upside Participation Risk. The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.

Transaction Fee and Mid-Period Trading Risk. The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.

Cap Reset Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Multiple Outcome Period Risk. Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, and any losses or foregone gains from a prior Outcome Period cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially. For the 100% Buffer Funds, the Buffer is measured from the Underlying ETF's price at the beginning of each Outcome Period and applies only at the conclusion of that Outcome Period; any losses experienced due to purchases made after the start of an Outcome Period, or any foregone gains resulting from the imposition of the Cap, are not recoverable in subsequent Outcome Periods

FLEX Options and Derivatives Risk. The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.

Option Contracts Risk. The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.

Clearing Member Default and Customer Asset Risk. Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.

Counterparty and Clearinghouse Risk. Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk. The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:

Style and Factor Exposure Risk. The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.

Valuation Risk. The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.

Index, Methodology, and Reconstitution Risk. If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.

Tracking Error Risk. The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.

Portfolio Turnover and Trading Impact Risk. The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.

Liquidity of Underlying Holdings Risk. The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF. Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.

Securities Lending Risk. To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.

Regulatory and Litigation Risk Affecting Underlying ETF Holdings. Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.

Large-Cap Growth and Technology Exposure Risk (Nasdaq-100 Exposure). The Underlying ETF has significant exposure to large-cap growth companies and, at times, meaningful concentration in technology and technology-related companies. Growth stocks and companies in these sectors may be more sensitive to changes in interest rates, earnings expectations, competition, regulation, and rapid changes in technology, and may experience greater volatility and drawdowns than the broader market. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting these exposures can materially reduce the Underlying ETF's share price and, in turn, the Fund's returns, and losses may exceed the Buffer.

Market Risk. The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.

Investment Objective Risk. The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.

Concentration Risk. Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.

Liquidity and Valuation Risk. The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - International Developed Equities 15% Structured Buffer ETF - May Series

Investment Objective

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® MSCI EAFE ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® MSCI EAFE ETF losses, over the period from May 1, 2026 to April 30, 2027.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

80% Policy; Core Instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares® MSCI EAFE ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange® Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.

Outcome Period Framework. The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of 15% (the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning May 1, 2026 and ending April 30, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.

Return Profile; No Dividend Exposure. The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap.

Cap Setting and Fee Impact. The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period, the Cap is [ ]% before Fund fees and expenses. After reflecting the Fund's annual management fee of [ ]% of average daily net assets, the Cap is [ ]%. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.

NAV Behavior During the Outcome Period. During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.

Objective Statement; Illustrations; No Assurance. The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgifunds.com.

The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

Diversification Status. The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Defined Outcome Strategy Risk. Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. These strategy-specific risks include the following.

Buffer and Outcome Period Timing Risk. The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to 15% over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks.

Cap and Upside Participation Risk. The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.

Transaction Fee and Mid-Period Trading Risk. The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.

Cap Reset Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Multiple Outcome Period Risk. Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.

FLEX Options and Derivatives Risk. The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.

Option Contracts Risk. The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.

Clearing Member Default and Customer Asset Risk. Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.

Counterparty and Clearinghouse Risk. Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk. The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:

Style and Factor Exposure Risk. The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.

Valuation Risk. The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.

Index, Methodology, and Reconstitution Risk. If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.

Tracking Error Risk. The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.

Portfolio Turnover and Trading Impact Risk. The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.

Liquidity of Underlying Holdings Risk. The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF. Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.

Securities Lending Risk. To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.

Regulatory and Litigation Risk Affecting Underlying ETF Holdings. Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.

Non-U.S. Securities and Currency Risk. The Underlying ETF invests primarily in equity securities of non-U.S. issuers, and the Fund therefore is exposed to risks associated with foreign markets. Foreign securities may be more volatile and less liquid than comparable U.S. securities and may be subject to different (and potentially less robust) regulatory, accounting, auditing, financial reporting, and investor protection standards. Foreign markets may also have different trading, settlement, and custody practices, including longer settlement cycles, and may be more susceptible to market closures or trading halts. In addition, the Underlying ETF's holdings are generally denominated in currencies other than the U.S. dollar. Changes in currency exchange rates (including periods of significant U.S. dollar strength) can reduce the U.S. dollar value of the Underlying ETF's investments and can meaningfully affect the Fund's returns. Currency movements may increase volatility and may cause the Underlying ETF (and the Fund) to underperform U.S. equity markets even when local-currency returns are positive.

Foreign Market Trading Hours and Valuation Risk. Because the Underlying ETF holds securities that trade primarily on foreign exchanges that may be closed when the Underlying ETF's shares trade in the United States, the Underlying ETF's market price and/or its net asset value may be affected by events occurring after foreign markets close. Differences in time zones, local market holidays, and periods of reduced liquidity can contribute to wider bid-ask spreads and increased premiums/discounts for the Underlying ETF. These effects can in turn influence the value of the Fund's FLEX Options and the Fund's NAV and market price.

Developed Markets Risk. The Underlying ETF invests in developed markets outside the United States and Canada. Developed markets may be subject to market-wide downturns, regulatory or tax changes, and political or economic developments that affect issuers and sectors across a region. Developed markets can experience periods of elevated volatility and reduced liquidity, including during banking, sovereign debt, or energy market disruptions, which may negatively affect the Underlying ETF and the Fund.

Europe Risk. To the extent the Underlying ETF has significant exposure to European issuers or markets, the Underlying ETF (and therefore the Fund) is subject to risks related to Europe, including economic slowdowns, regional banking or sovereign debt stresses, energy supply disruptions, changes in trade relationships, and political or regulatory developments that may affect one or more European countries. Events such as armed conflicts, sanctions regimes, and evolving relationships among European countries (and between Europe and non-European countries) may increase volatility and negatively affect European securities.

Japan Risk. To the extent the Underlying ETF has significant exposure to Japanese issuers or markets, the Underlying ETF (and therefore the Fund) is subject to risks related to Japan, including currency fluctuations of the Japanese yen, changes in monetary and fiscal policy, reliance on exports and global trade conditions, and demographic and structural economic challenges. Japan is also subject to the risk of natural disasters, which may disrupt economic activity and adversely affect Japanese securities.

Asia Risk. To the extent the Underlying ETF has significant exposure to issuers or markets in Asia and the Far East (including, for example, Australia, Hong Kong, New Zealand, and Singapore), the Underlying ETF (and therefore the Fund) is subject to risks related to that region, including political and economic developments, trade and supply-chain dependence, heightened sensitivity to global growth expectations, and potential volatility arising from geopolitical tensions. Certain markets may experience periods of reduced liquidity or heightened currency volatility that can adversely affect returns.

Large-Capitalization Companies Risk. The Underlying ETF emphasizes large- and mid-capitalization companies. Large-capitalization companies may be less able than smaller companies to respond quickly to competitive challenges, technological change, or shifts in consumer preferences, and they may experience slower growth rates. As a result, large-capitalization stocks may underperform the overall equity market or other segments of the market for extended periods.

Market Risk. The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.

Investment Objective Risk. The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.

Concentration Risk. Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.

Liquidity and Valuation Risk. The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - International Developed Equities 15% Structured Buffer ETF - June Series

Investment Objective

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® MSCI EAFE ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® MSCI EAFE ETF losses, over the period from June 1, 2026 to May 31, 2027.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

80% Policy; Core Instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares® MSCI EAFE ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange® Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.

Outcome Period Framework. The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of 15% (the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning June 1, 2026 and ending May 31, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.

Return Profile; No Dividend Exposure. The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap.

Cap Setting and Fee Impact. The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period, the Cap is [ ]% before Fund fees and expenses. After reflecting the Fund's annual management fee of [ ]% of average daily net assets, the Cap is [ ]%. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.

NAV Behavior During the Outcome Period. During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.

Objective Statement; Illustrations; No Assurance. The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgifunds.com.

The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

Diversification Status. The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Defined Outcome Strategy Risk. Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. These strategy-specific risks include the following.

Buffer and Outcome Period Timing Risk. The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to 15% over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks.

Cap and Upside Participation Risk. The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.

Transaction Fee and Mid-Period Trading Risk. The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.

Cap Reset Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Multiple Outcome Period Risk. Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.

FLEX Options and Derivatives Risk. The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.

Option Contracts Risk. The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.

Clearing Member Default and Customer Asset Risk. Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.

Counterparty and Clearinghouse Risk. Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk. The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:

Style and Factor Exposure Risk. The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.

Valuation Risk. The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.

Index, Methodology, and Reconstitution Risk. If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.

Tracking Error Risk. The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.

Portfolio Turnover and Trading Impact Risk. The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.

Liquidity of Underlying Holdings Risk. The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF. Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.

Securities Lending Risk. To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.

Regulatory and Litigation Risk Affecting Underlying ETF Holdings. Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.

Non-U.S. Securities and Currency Risk. The Underlying ETF invests primarily in equity securities of non-U.S. issuers, and the Fund therefore is exposed to risks associated with foreign markets. Foreign securities may be more volatile and less liquid than comparable U.S. securities and may be subject to different (and potentially less robust) regulatory, accounting, auditing, financial reporting, and investor protection standards. Foreign markets may also have different trading, settlement, and custody practices, including longer settlement cycles, and may be more susceptible to market closures or trading halts. In addition, the Underlying ETF's holdings are generally denominated in currencies other than the U.S. dollar. Changes in currency exchange rates (including periods of significant U.S. dollar strength) can reduce the U.S. dollar value of the Underlying ETF's investments and can meaningfully affect the Fund's returns. Currency movements may increase volatility and may cause the Underlying ETF (and the Fund) to underperform U.S. equity markets even when local-currency returns are positive.

Foreign Market Trading Hours and Valuation Risk. Because the Underlying ETF holds securities that trade primarily on foreign exchanges that may be closed when the Underlying ETF's shares trade in the United States, the Underlying ETF's market price and/or its net asset value may be affected by events occurring after foreign markets close. Differences in time zones, local market holidays, and periods of reduced liquidity can contribute to wider bid-ask spreads and increased premiums/discounts for the Underlying ETF. These effects can in turn influence the value of the Fund's FLEX Options and the Fund's NAV and market price.

Developed Markets Risk. The Underlying ETF invests in developed markets outside the United States and Canada. Developed markets may be subject to market-wide downturns, regulatory or tax changes, and political or economic developments that affect issuers and sectors across a region. Developed markets can experience periods of elevated volatility and reduced liquidity, including during banking, sovereign debt, or energy market disruptions, which may negatively affect the Underlying ETF and the Fund.

Europe Risk. To the extent the Underlying ETF has significant exposure to European issuers or markets, the Underlying ETF (and therefore the Fund) is subject to risks related to Europe, including economic slowdowns, regional banking or sovereign debt stresses, energy supply disruptions, changes in trade relationships, and political or regulatory developments that may affect one or more European countries. Events such as armed conflicts, sanctions regimes, and evolving relationships among European countries (and between Europe and non-European countries) may increase volatility and negatively affect European securities.

Japan Risk. To the extent the Underlying ETF has significant exposure to Japanese issuers or markets, the Underlying ETF (and therefore the Fund) is subject to risks related to Japan, including currency fluctuations of the Japanese yen, changes in monetary and fiscal policy, reliance on exports and global trade conditions, and demographic and structural economic challenges. Japan is also subject to the risk of natural disasters, which may disrupt economic activity and adversely affect Japanese securities.

Asia Risk. To the extent the Underlying ETF has significant exposure to issuers or markets in Asia and the Far East (including, for example, Australia, Hong Kong, New Zealand, and Singapore), the Underlying ETF (and therefore the Fund) is subject to risks related to that region, including political and economic developments, trade and supply-chain dependence, heightened sensitivity to global growth expectations, and potential volatility arising from geopolitical tensions. Certain markets may experience periods of reduced liquidity or heightened currency volatility that can adversely affect returns.

Large-Capitalization Companies Risk. The Underlying ETF emphasizes large- and mid-capitalization companies. Large-capitalization companies may be less able than smaller companies to respond quickly to competitive challenges, technological change, or shifts in consumer preferences, and they may experience slower growth rates. As a result, large-capitalization stocks may underperform the overall equity market or other segments of the market for extended periods.

Market Risk. The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.

Investment Objective Risk. The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.

Concentration Risk. Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.

Liquidity and Valuation Risk. The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - International Developed Equities 15% Structured Buffer ETF - July Series

Investment Objective

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® MSCI EAFE ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® MSCI EAFE ETF losses, over the period from July 1, 2026 to June 30, 2027.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

80% Policy; Core Instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares® MSCI EAFE ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange® Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.

Outcome Period Framework. The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of 15% (the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning July 1, 2026 and ending June 30, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.

Return Profile; No Dividend Exposure. The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap.

Cap Setting and Fee Impact. The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period, the Cap is [ ]% before Fund fees and expenses. After reflecting the Fund's annual management fee of [ ]% of average daily net assets, the Cap is [ ]%. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.

NAV Behavior During the Outcome Period. During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.

Objective Statement; Illustrations; No Assurance. The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgifunds.com.

The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

Diversification Status. The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Defined Outcome Strategy Risk. Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. These strategy-specific risks include the following.

Buffer and Outcome Period Timing Risk. The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to 15% over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks.

Cap and Upside Participation Risk. The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.

Transaction Fee and Mid-Period Trading Risk. The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.

Cap Reset Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Multiple Outcome Period Risk. Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.

FLEX Options and Derivatives Risk. The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.

Option Contracts Risk. The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.

Clearing Member Default and Customer Asset Risk. Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.

Counterparty and Clearinghouse Risk. Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk. The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:

Style and Factor Exposure Risk. The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.

Valuation Risk. The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.

Index, Methodology, and Reconstitution Risk. If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.

Tracking Error Risk. The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.

Portfolio Turnover and Trading Impact Risk. The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.

Liquidity of Underlying Holdings Risk. The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF. Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.

Securities Lending Risk. To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.

Regulatory and Litigation Risk Affecting Underlying ETF Holdings. Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.

Non-U.S. Securities and Currency Risk. The Underlying ETF invests primarily in equity securities of non-U.S. issuers, and the Fund therefore is exposed to risks associated with foreign markets. Foreign securities may be more volatile and less liquid than comparable U.S. securities and may be subject to different (and potentially less robust) regulatory, accounting, auditing, financial reporting, and investor protection standards. Foreign markets may also have different trading, settlement, and custody practices, including longer settlement cycles, and may be more susceptible to market closures or trading halts. In addition, the Underlying ETF's holdings are generally denominated in currencies other than the U.S. dollar. Changes in currency exchange rates (including periods of significant U.S. dollar strength) can reduce the U.S. dollar value of the Underlying ETF's investments and can meaningfully affect the Fund's returns. Currency movements may increase volatility and may cause the Underlying ETF (and the Fund) to underperform U.S. equity markets even when local-currency returns are positive.

Foreign Market Trading Hours and Valuation Risk. Because the Underlying ETF holds securities that trade primarily on foreign exchanges that may be closed when the Underlying ETF's shares trade in the United States, the Underlying ETF's market price and/or its net asset value may be affected by events occurring after foreign markets close. Differences in time zones, local market holidays, and periods of reduced liquidity can contribute to wider bid-ask spreads and increased premiums/discounts for the Underlying ETF. These effects can in turn influence the value of the Fund's FLEX Options and the Fund's NAV and market price.

Developed Markets Risk. The Underlying ETF invests in developed markets outside the United States and Canada. Developed markets may be subject to market-wide downturns, regulatory or tax changes, and political or economic developments that affect issuers and sectors across a region. Developed markets can experience periods of elevated volatility and reduced liquidity, including during banking, sovereign debt, or energy market disruptions, which may negatively affect the Underlying ETF and the Fund.

Europe Risk. To the extent the Underlying ETF has significant exposure to European issuers or markets, the Underlying ETF (and therefore the Fund) is subject to risks related to Europe, including economic slowdowns, regional banking or sovereign debt stresses, energy supply disruptions, changes in trade relationships, and political or regulatory developments that may affect one or more European countries. Events such as armed conflicts, sanctions regimes, and evolving relationships among European countries (and between Europe and non-European countries) may increase volatility and negatively affect European securities.

Japan Risk. To the extent the Underlying ETF has significant exposure to Japanese issuers or markets, the Underlying ETF (and therefore the Fund) is subject to risks related to Japan, including currency fluctuations of the Japanese yen, changes in monetary and fiscal policy, reliance on exports and global trade conditions, and demographic and structural economic challenges. Japan is also subject to the risk of natural disasters, which may disrupt economic activity and adversely affect Japanese securities.

Asia Risk. To the extent the Underlying ETF has significant exposure to issuers or markets in Asia and the Far East (including, for example, Australia, Hong Kong, New Zealand, and Singapore), the Underlying ETF (and therefore the Fund) is subject to risks related to that region, including political and economic developments, trade and supply-chain dependence, heightened sensitivity to global growth expectations, and potential volatility arising from geopolitical tensions. Certain markets may experience periods of reduced liquidity or heightened currency volatility that can adversely affect returns.

Large-Capitalization Companies Risk. The Underlying ETF emphasizes large- and mid-capitalization companies. Large-capitalization companies may be less able than smaller companies to respond quickly to competitive challenges, technological change, or shifts in consumer preferences, and they may experience slower growth rates. As a result, large-capitalization stocks may underperform the overall equity market or other segments of the market for extended periods.

Market Risk. The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.

Investment Objective Risk. The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.

Concentration Risk. Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.

Liquidity and Valuation Risk. The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - International Developed Equities 15% Structured Buffer ETF - August Series

Investment Objective

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® MSCI EAFE ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® MSCI EAFE ETF losses, over the period from August 1, 2026 to July 31, 2027.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

80% Policy; Core Instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares® MSCI EAFE ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange® Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.

Outcome Period Framework. The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of 15% (the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning August 1, 2026 and ending July 31, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.

Return Profile; No Dividend Exposure. The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap.

Cap Setting and Fee Impact. The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period, the Cap is [ ]% before Fund fees and expenses. After reflecting the Fund's annual management fee of [ ]% of average daily net assets, the Cap is [ ]%. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.

NAV Behavior During the Outcome Period. During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.

Objective Statement; Illustrations; No Assurance. The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgifunds.com.

The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

Diversification Status. The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Defined Outcome Strategy Risk. Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. These strategy-specific risks include the following.

Buffer and Outcome Period Timing Risk. The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to 15% over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks.

Cap and Upside Participation Risk. The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.

Transaction Fee and Mid-Period Trading Risk. The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.

Cap Reset Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Multiple Outcome Period Risk. Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.

FLEX Options and Derivatives Risk. The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.

Option Contracts Risk. The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.

Clearing Member Default and Customer Asset Risk. Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.

Counterparty and Clearinghouse Risk. Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk. The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:

Style and Factor Exposure Risk. The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.

Valuation Risk. The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.

Index, Methodology, and Reconstitution Risk. If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.

Tracking Error Risk. The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.

Portfolio Turnover and Trading Impact Risk. The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.

Liquidity of Underlying Holdings Risk. The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF. Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.

Securities Lending Risk. To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.

Regulatory and Litigation Risk Affecting Underlying ETF Holdings. Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.

Non-U.S. Securities and Currency Risk. The Underlying ETF invests primarily in equity securities of non-U.S. issuers, and the Fund therefore is exposed to risks associated with foreign markets. Foreign securities may be more volatile and less liquid than comparable U.S. securities and may be subject to different (and potentially less robust) regulatory, accounting, auditing, financial reporting, and investor protection standards. Foreign markets may also have different trading, settlement, and custody practices, including longer settlement cycles, and may be more susceptible to market closures or trading halts. In addition, the Underlying ETF's holdings are generally denominated in currencies other than the U.S. dollar. Changes in currency exchange rates (including periods of significant U.S. dollar strength) can reduce the U.S. dollar value of the Underlying ETF's investments and can meaningfully affect the Fund's returns. Currency movements may increase volatility and may cause the Underlying ETF (and the Fund) to underperform U.S. equity markets even when local-currency returns are positive.

Foreign Market Trading Hours and Valuation Risk. Because the Underlying ETF holds securities that trade primarily on foreign exchanges that may be closed when the Underlying ETF's shares trade in the United States, the Underlying ETF's market price and/or its net asset value may be affected by events occurring after foreign markets close. Differences in time zones, local market holidays, and periods of reduced liquidity can contribute to wider bid-ask spreads and increased premiums/discounts for the Underlying ETF. These effects can in turn influence the value of the Fund's FLEX Options and the Fund's NAV and market price.

Developed Markets Risk. The Underlying ETF invests in developed markets outside the United States and Canada. Developed markets may be subject to market-wide downturns, regulatory or tax changes, and political or economic developments that affect issuers and sectors across a region. Developed markets can experience periods of elevated volatility and reduced liquidity, including during banking, sovereign debt, or energy market disruptions, which may negatively affect the Underlying ETF and the Fund.

Europe Risk. To the extent the Underlying ETF has significant exposure to European issuers or markets, the Underlying ETF (and therefore the Fund) is subject to risks related to Europe, including economic slowdowns, regional banking or sovereign debt stresses, energy supply disruptions, changes in trade relationships, and political or regulatory developments that may affect one or more European countries. Events such as armed conflicts, sanctions regimes, and evolving relationships among European countries (and between Europe and non-European countries) may increase volatility and negatively affect European securities.

Japan Risk. To the extent the Underlying ETF has significant exposure to Japanese issuers or markets, the Underlying ETF (and therefore the Fund) is subject to risks related to Japan, including currency fluctuations of the Japanese yen, changes in monetary and fiscal policy, reliance on exports and global trade conditions, and demographic and structural economic challenges. Japan is also subject to the risk of natural disasters, which may disrupt economic activity and adversely affect Japanese securities.

Asia Risk. To the extent the Underlying ETF has significant exposure to issuers or markets in Asia and the Far East (including, for example, Australia, Hong Kong, New Zealand, and Singapore), the Underlying ETF (and therefore the Fund) is subject to risks related to that region, including political and economic developments, trade and supply-chain dependence, heightened sensitivity to global growth expectations, and potential volatility arising from geopolitical tensions. Certain markets may experience periods of reduced liquidity or heightened currency volatility that can adversely affect returns.

Large-Capitalization Companies Risk. The Underlying ETF emphasizes large- and mid-capitalization companies. Large-capitalization companies may be less able than smaller companies to respond quickly to competitive challenges, technological change, or shifts in consumer preferences, and they may experience slower growth rates. As a result, large-capitalization stocks may underperform the overall equity market or other segments of the market for extended periods.

Market Risk. The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.

Investment Objective Risk. The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.

Concentration Risk. Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.

Liquidity and Valuation Risk. The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Emerging Markets Equities 15% Structured Buffer ETF - May Series

Investment Objective

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® MSCI Emerging Markets ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® MSCI Emerging Markets ETF losses, over the period from May 1, 2026 to April 30, 2027.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

80% Policy; Core Instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares® MSCI Emerging Markets ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange® Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.

Outcome Period Framework. The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of 15% (the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning May 1, 2026 and ending April 30, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.

Return Profile; No Dividend Exposure. The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap.

Cap Setting and Fee Impact. The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period, the Cap is [ ]% before Fund fees and expenses. After reflecting the Fund's annual management fee of [ ]% of average daily net assets, the Cap is [ ]%. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.

NAV Behavior During the Outcome Period. During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.

Objective Statement; Illustrations; No Assurance. The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgifunds.com.

The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

Diversification Status. The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Defined Outcome Strategy Risk. Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. These strategy-specific risks include the following.

Buffer and Outcome Period Timing Risk. The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to 15% over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks.

Cap and Upside Participation Risk. The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.

Transaction Fee and Mid-Period Trading Risk. The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.

Cap Reset Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Multiple Outcome Period Risk. Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.

FLEX Options and Derivatives Risk. The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.

Option Contracts Risk. The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.

Clearing Member Default and Customer Asset Risk. Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.

Counterparty and Clearinghouse Risk. Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk. The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:

Style and Factor Exposure Risk. The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.

Valuation Risk. The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.

Index, Methodology, and Reconstitution Risk. If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.

Tracking Error Risk. The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.

Portfolio Turnover and Trading Impact Risk. The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.

Liquidity of Underlying Holdings Risk. The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF. Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.

Securities Lending Risk. To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.

Regulatory and Litigation Risk Affecting Underlying ETF Holdings. Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.

Non-U.S. Securities and Currency Risk. The Underlying ETF invests primarily in equity securities of non-U.S. issuers, and the Fund therefore is exposed to risks associated with foreign markets. Foreign securities may be more volatile and less liquid than comparable U.S. securities and may be subject to different (and potentially less robust) regulatory, accounting, auditing, financial reporting, and investor protection standards. Foreign markets may also have different trading, settlement, and custody practices, including longer settlement cycles, and may be more susceptible to market closures or trading halts. In addition, the Underlying ETF's holdings are generally denominated in currencies other than the U.S. dollar. Changes in currency exchange rates (including periods of significant U.S. dollar strength) can reduce the U.S. dollar value of the Underlying ETF's investments and can meaningfully affect the Fund's returns. Currency movements may increase volatility and may cause the Underlying ETF (and the Fund) to underperform U.S. equity markets even when local-currency returns are positive.

Asia Risk. To the extent the Underlying ETF has significant exposure to issuers or markets in Asia and the Far East (including, for example, Australia, Hong Kong, New Zealand, and Singapore), the Underlying ETF (and therefore the Fund) is subject to risks related to that region, including political and economic developments, trade and supply-chain dependence, heightened sensitivity to global growth expectations, and potential volatility arising from geopolitical tensions. Certain markets may experience periods of reduced liquidity or heightened currency volatility that can adversely affect returns.

China Risk. The Underlying ETF may have significant exposure to issuers economically tied to China. Investments in China involve risks that may be more severe than those associated with more developed markets, including greater government intervention and control over the economy, rapid and unpredictable changes in laws and regulations, and the potential for regulatory actions that negatively affect specific industries or companies. China may also be subject to trade restrictions, sanctions, tariffs, export controls, and other measures that can increase volatility and reduce valuations. In addition, accounting, auditing, and financial reporting standards and practices may differ from those in the United States, and there may be limits on the ability to pursue legal remedies. These risks may cause significant declines in the Underlying ETF and, consequently, in the Fund.

Financial Services Sector Risk. To the extent the Underlying ETF has significant exposure to financial services companies, the Underlying ETF (and therefore the Fund) may be more sensitive to developments affecting the financial services sector. Financial services companies can be adversely affected by changes in interest rates, inflation, liquidity conditions, access to capital, and borrower default rates, as well as by regulatory actions, government interventions, or changes in accounting rules. Financial institutions may also be particularly exposed to operational risks (including cyber incidents), reliance on short-term funding, and losses stemming from adverse market, credit, or counterparty events. Negative developments affecting banks, insurers, broker-dealers, or other financial services firms may cause the Underlying ETF to decline materially.

Information Technology Sector Risk. To the extent the Underlying ETF has significant exposure to information technology companies, the Underlying ETF (and therefore the Fund) may be more volatile and more sensitive to adverse developments affecting the technology sector. Technology companies may be affected by rapid product obsolescence, intense competition, dependence on intellectual property, evolving cybersecurity threats, and significant research and development costs. Technology companies may also be materially affected by regulatory and legal developments (including privacy, data security, antitrust, and export controls) and by disruptions in global semiconductor or hardware supply chains. These factors can result in sharp price declines that reduce the Underlying ETF's value and the Fund's returns.

Smaller and/or Mid-Capitalization Company Risk. To the extent the Underlying ETF invests in smaller or mid-capitalization companies, those companies may be more vulnerable to adverse business or economic developments than larger, more established companies. Smaller and mid-cap companies may have more limited product lines, markets, financial resources, and management depth, and their securities may trade less frequently and in lower volumes. As a result, the prices of smaller and mid-cap securities may be more volatile and less liquid, particularly during periods of market stress, which can increase the volatility of the Underlying ETF and the Fund.

Market Risk. The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.

Investment Objective Risk. The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.

Concentration Risk. Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.

Liquidity and Valuation Risk. The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Emerging Markets Equities 15% Structured Buffer ETF - June Series

Investment Objective

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® MSCI Emerging Markets ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® MSCI Emerging Markets ETF losses, over the period from June 1, 2026 to May 31, 2027.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

80% Policy; Core Instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares® MSCI Emerging Markets ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange® Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.

Outcome Period Framework. The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of 15% (the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning June 1, 2026 and ending May 31, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.

Return Profile; No Dividend Exposure. The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap.

Cap Setting and Fee Impact. The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period, the Cap is [ ]% before Fund fees and expenses. After reflecting the Fund's annual management fee of [ ]% of average daily net assets, the Cap is [ ]%. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.

NAV Behavior During the Outcome Period. During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.

Objective Statement; Illustrations; No Assurance. The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgifunds.com.

The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

Diversification Status. The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Defined Outcome Strategy Risk. Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. These strategy-specific risks include the following.

Buffer and Outcome Period Timing Risk. The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to 15% over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks.

Cap and Upside Participation Risk. The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.

Transaction Fee and Mid-Period Trading Risk. The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.

Cap Reset Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Multiple Outcome Period Risk. Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.

FLEX Options and Derivatives Risk. The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.

Option Contracts Risk. The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.

Clearing Member Default and Customer Asset Risk. Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.

Counterparty and Clearinghouse Risk. Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk. The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:

Style and Factor Exposure Risk. The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.

Valuation Risk. The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.

Index, Methodology, and Reconstitution Risk. If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.

Tracking Error Risk. The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.

Portfolio Turnover and Trading Impact Risk. The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.

Liquidity of Underlying Holdings Risk. The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF. Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.

Securities Lending Risk. To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.

Regulatory and Litigation Risk Affecting Underlying ETF Holdings. Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.

Non-U.S. Securities and Currency Risk. The Underlying ETF invests primarily in equity securities of non-U.S. issuers, and the Fund therefore is exposed to risks associated with foreign markets. Foreign securities may be more volatile and less liquid than comparable U.S. securities and may be subject to different (and potentially less robust) regulatory, accounting, auditing, financial reporting, and investor protection standards. Foreign markets may also have different trading, settlement, and custody practices, including longer settlement cycles, and may be more susceptible to market closures or trading halts. In addition, the Underlying ETF's holdings are generally denominated in currencies other than the U.S. dollar. Changes in currency exchange rates (including periods of significant U.S. dollar strength) can reduce the U.S. dollar value of the Underlying ETF's investments and can meaningfully affect the Fund's returns. Currency movements may increase volatility and may cause the Underlying ETF (and the Fund) to underperform U.S. equity markets even when local-currency returns are positive.

Asia Risk. To the extent the Underlying ETF has significant exposure to issuers or markets in Asia and the Far East (including, for example, Australia, Hong Kong, New Zealand, and Singapore), the Underlying ETF (and therefore the Fund) is subject to risks related to that region, including political and economic developments, trade and supply-chain dependence, heightened sensitivity to global growth expectations, and potential volatility arising from geopolitical tensions. Certain markets may experience periods of reduced liquidity or heightened currency volatility that can adversely affect returns.

China Risk. The Underlying ETF may have significant exposure to issuers economically tied to China. Investments in China involve risks that may be more severe than those associated with more developed markets, including greater government intervention and control over the economy, rapid and unpredictable changes in laws and regulations, and the potential for regulatory actions that negatively affect specific industries or companies. China may also be subject to trade restrictions, sanctions, tariffs, export controls, and other measures that can increase volatility and reduce valuations. In addition, accounting, auditing, and financial reporting standards and practices may differ from those in the United States, and there may be limits on the ability to pursue legal remedies. These risks may cause significant declines in the Underlying ETF and, consequently, in the Fund.

Financial Services Sector Risk. To the extent the Underlying ETF has significant exposure to financial services companies, the Underlying ETF (and therefore the Fund) may be more sensitive to developments affecting the financial services sector. Financial services companies can be adversely affected by changes in interest rates, inflation, liquidity conditions, access to capital, and borrower default rates, as well as by regulatory actions, government interventions, or changes in accounting rules. Financial institutions may also be particularly exposed to operational risks (including cyber incidents), reliance on short-term funding, and losses stemming from adverse market, credit, or counterparty events. Negative developments affecting banks, insurers, broker-dealers, or other financial services firms may cause the Underlying ETF to decline materially.

Information Technology Sector Risk. To the extent the Underlying ETF has significant exposure to information technology companies, the Underlying ETF (and therefore the Fund) may be more volatile and more sensitive to adverse developments affecting the technology sector. Technology companies may be affected by rapid product obsolescence, intense competition, dependence on intellectual property, evolving cybersecurity threats, and significant research and development costs. Technology companies may also be materially affected by regulatory and legal developments (including privacy, data security, antitrust, and export controls) and by disruptions in global semiconductor or hardware supply chains. These factors can result in sharp price declines that reduce the Underlying ETF's value and the Fund's returns.

Smaller and/or Mid-Capitalization Company Risk. To the extent the Underlying ETF invests in smaller or mid-capitalization companies, those companies may be more vulnerable to adverse business or economic developments than larger, more established companies. Smaller and mid-cap companies may have more limited product lines, markets, financial resources, and management depth, and their securities may trade less frequently and in lower volumes. As a result, the prices of smaller and mid-cap securities may be more volatile and less liquid, particularly during periods of market stress, which can increase the volatility of the Underlying ETF and the Fund.

Market Risk. The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.

Investment Objective Risk. The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.

Concentration Risk. Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.

Liquidity and Valuation Risk. The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Emerging Markets Equities 15% Structured Buffer ETF - July Series

Investment Objective

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® MSCI Emerging Markets ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® MSCI Emerging Markets ETF losses, over the period from July 1, 2026 to June 30, 2027.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

80% Policy; Core Instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares® MSCI Emerging Markets ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange® Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.

Outcome Period Framework. The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of 15% (the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning July 1, 2026 and ending June 30, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.

Return Profile; No Dividend Exposure. The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap.

Cap Setting and Fee Impact. The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period, the Cap is [ ]% before Fund fees and expenses. After reflecting the Fund's annual management fee of [ ]% of average daily net assets, the Cap is [ ]%. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.

NAV Behavior During the Outcome Period. During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.

Objective Statement; Illustrations; No Assurance. The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgifunds.com.

The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

Diversification Status. The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Defined Outcome Strategy Risk. Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. These strategy-specific risks include the following.

Buffer and Outcome Period Timing Risk. The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to 15% over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks.

Cap and Upside Participation Risk. The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.

Transaction Fee and Mid-Period Trading Risk. The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.

Cap Reset Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Multiple Outcome Period Risk. Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.

FLEX Options and Derivatives Risk. The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.

Option Contracts Risk. The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.

Clearing Member Default and Customer Asset Risk. Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.

Counterparty and Clearinghouse Risk. Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk. The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:

Style and Factor Exposure Risk. The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.

Valuation Risk. The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.

Index, Methodology, and Reconstitution Risk. If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.

Tracking Error Risk. The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.

Portfolio Turnover and Trading Impact Risk. The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.

Liquidity of Underlying Holdings Risk. The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF. Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.

Securities Lending Risk. To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.

Regulatory and Litigation Risk Affecting Underlying ETF Holdings. Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.

Non-U.S. Securities and Currency Risk. The Underlying ETF invests primarily in equity securities of non-U.S. issuers, and the Fund therefore is exposed to risks associated with foreign markets. Foreign securities may be more volatile and less liquid than comparable U.S. securities and may be subject to different (and potentially less robust) regulatory, accounting, auditing, financial reporting, and investor protection standards. Foreign markets may also have different trading, settlement, and custody practices, including longer settlement cycles, and may be more susceptible to market closures or trading halts. In addition, the Underlying ETF's holdings are generally denominated in currencies other than the U.S. dollar. Changes in currency exchange rates (including periods of significant U.S. dollar strength) can reduce the U.S. dollar value of the Underlying ETF's investments and can meaningfully affect the Fund's returns. Currency movements may increase volatility and may cause the Underlying ETF (and the Fund) to underperform U.S. equity markets even when local-currency returns are positive.

Asia Risk. To the extent the Underlying ETF has significant exposure to issuers or markets in Asia and the Far East (including, for example, Australia, Hong Kong, New Zealand, and Singapore), the Underlying ETF (and therefore the Fund) is subject to risks related to that region, including political and economic developments, trade and supply-chain dependence, heightened sensitivity to global growth expectations, and potential volatility arising from geopolitical tensions. Certain markets may experience periods of reduced liquidity or heightened currency volatility that can adversely affect returns.

China Risk. The Underlying ETF may have significant exposure to issuers economically tied to China. Investments in China involve risks that may be more severe than those associated with more developed markets, including greater government intervention and control over the economy, rapid and unpredictable changes in laws and regulations, and the potential for regulatory actions that negatively affect specific industries or companies. China may also be subject to trade restrictions, sanctions, tariffs, export controls, and other measures that can increase volatility and reduce valuations. In addition, accounting, auditing, and financial reporting standards and practices may differ from those in the United States, and there may be limits on the ability to pursue legal remedies. These risks may cause significant declines in the Underlying ETF and, consequently, in the Fund.

Financial Services Sector Risk. To the extent the Underlying ETF has significant exposure to financial services companies, the Underlying ETF (and therefore the Fund) may be more sensitive to developments affecting the financial services sector. Financial services companies can be adversely affected by changes in interest rates, inflation, liquidity conditions, access to capital, and borrower default rates, as well as by regulatory actions, government interventions, or changes in accounting rules. Financial institutions may also be particularly exposed to operational risks (including cyber incidents), reliance on short-term funding, and losses stemming from adverse market, credit, or counterparty events. Negative developments affecting banks, insurers, broker-dealers, or other financial services firms may cause the Underlying ETF to decline materially.

Information Technology Sector Risk. To the extent the Underlying ETF has significant exposure to information technology companies, the Underlying ETF (and therefore the Fund) may be more volatile and more sensitive to adverse developments affecting the technology sector. Technology companies may be affected by rapid product obsolescence, intense competition, dependence on intellectual property, evolving cybersecurity threats, and significant research and development costs. Technology companies may also be materially affected by regulatory and legal developments (including privacy, data security, antitrust, and export controls) and by disruptions in global semiconductor or hardware supply chains. These factors can result in sharp price declines that reduce the Underlying ETF's value and the Fund's returns.

Smaller and/or Mid-Capitalization Company Risk. To the extent the Underlying ETF invests in smaller or mid-capitalization companies, those companies may be more vulnerable to adverse business or economic developments than larger, more established companies. Smaller and mid-cap companies may have more limited product lines, markets, financial resources, and management depth, and their securities may trade less frequently and in lower volumes. As a result, the prices of smaller and mid-cap securities may be more volatile and less liquid, particularly during periods of market stress, which can increase the volatility of the Underlying ETF and the Fund.

Market Risk. The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.

Investment Objective Risk. The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.

Concentration Risk. Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.

Liquidity and Valuation Risk. The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Emerging Markets Equities 15% Structured Buffer ETF - August Series

Investment Objective

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® MSCI Emerging Markets ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® MSCI Emerging Markets ETF losses, over the period from August 1, 2026 to July 31, 2027.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

80% Policy; Core Instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares® MSCI Emerging Markets ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange® Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.

Outcome Period Framework. The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of 15% (the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning August 1, 2026 and ending July 31, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.

Return Profile; No Dividend Exposure. The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap.

Cap Setting and Fee Impact. The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period, the Cap is [ ]% before Fund fees and expenses. After reflecting the Fund's annual management fee of [ ]% of average daily net assets, the Cap is [ ]%. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.

NAV Behavior During the Outcome Period. During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.

Objective Statement; Illustrations; No Assurance. The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgifunds.com.

The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

Diversification Status. The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Defined Outcome Strategy Risk. Because the Fund uses a defined outcome approach, it is exposed to risks that differ from those of conventional funds. These strategy-specific risks include the following.

Buffer and Outcome Period Timing Risk. The Fund's strategy is intended to provide a buffer against Underlying ETF losses of up to 15% over an Outcome Period, but there is no assurance it will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when the Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Fund seeks.

Cap and Upside Participation Risk. The Fund's potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Fund will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Fund will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after the Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.

Transaction Fee and Mid-Period Trading Risk. The Fund seeks to manage its portfolio so that transaction fees incurred in connection with managing the Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Fund will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide.

Cap Reset Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Multiple Outcome Period Risk. Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.

FLEX Options and Derivatives Risk. The Fund will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Fund is subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Fund could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers. This liquidity constraint can also affect the Fund's creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with the Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Fund may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Fund will value its FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.

Option Contracts Risk. The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Fund has taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with its use of FLEX Options. The Fund has adopted and implements a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, has appointed a derivatives risk manager responsible for administering that program, complies with applicable limits on derivatives-related risks, and provides enhanced reporting to the Board, the SEC, and the public regarding its derivatives activities. If the Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.

Clearing Member Default and Customer Asset Risk. Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, the Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Fund is not a member of any clearing house, it accesses cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through the Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets the Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, the Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Fund also faces the risk that only a limited number of clearing members may be willing to transact on the Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, the Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If the Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.

Counterparty and Clearinghouse Risk. Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and the Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Fund's FLEX Options, the Fund's ability to pursue its objective depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which the Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk. The Fund's results depend in significant part on the performance of the Underlying ETF and the risks associated with that ETF and its holdings. Because the Fund's FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect the Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Fund is indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:

Style and Factor Exposure Risk. The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Fund--to underperform, potentially for extended periods.

Valuation Risk. The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Fund.

Index, Methodology, and Reconstitution Risk. If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.

Tracking Error Risk. The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore the Fund's results.

Portfolio Turnover and Trading Impact Risk. The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.

Liquidity of Underlying Holdings Risk. The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Fund.

Premium/Discount and Secondary Market Trading Risk of the Underlying ETF. Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Fund's returns.

Securities Lending Risk. To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Fund.

Regulatory and Litigation Risk Affecting Underlying ETF Holdings. Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Fund.

Non-U.S. Securities and Currency Risk. The Underlying ETF invests primarily in equity securities of non-U.S. issuers, and the Fund therefore is exposed to risks associated with foreign markets. Foreign securities may be more volatile and less liquid than comparable U.S. securities and may be subject to different (and potentially less robust) regulatory, accounting, auditing, financial reporting, and investor protection standards. Foreign markets may also have different trading, settlement, and custody practices, including longer settlement cycles, and may be more susceptible to market closures or trading halts. In addition, the Underlying ETF's holdings are generally denominated in currencies other than the U.S. dollar. Changes in currency exchange rates (including periods of significant U.S. dollar strength) can reduce the U.S. dollar value of the Underlying ETF's investments and can meaningfully affect the Fund's returns. Currency movements may increase volatility and may cause the Underlying ETF (and the Fund) to underperform U.S. equity markets even when local-currency returns are positive.

Asia Risk. To the extent the Underlying ETF has significant exposure to issuers or markets in Asia and the Far East (including, for example, Australia, Hong Kong, New Zealand, and Singapore), the Underlying ETF (and therefore the Fund) is subject to risks related to that region, including political and economic developments, trade and supply-chain dependence, heightened sensitivity to global growth expectations, and potential volatility arising from geopolitical tensions. Certain markets may experience periods of reduced liquidity or heightened currency volatility that can adversely affect returns.

China Risk. The Underlying ETF may have significant exposure to issuers economically tied to China. Investments in China involve risks that may be more severe than those associated with more developed markets, including greater government intervention and control over the economy, rapid and unpredictable changes in laws and regulations, and the potential for regulatory actions that negatively affect specific industries or companies. China may also be subject to trade restrictions, sanctions, tariffs, export controls, and other measures that can increase volatility and reduce valuations. In addition, accounting, auditing, and financial reporting standards and practices may differ from those in the United States, and there may be limits on the ability to pursue legal remedies. These risks may cause significant declines in the Underlying ETF and, consequently, in the Fund.

Financial Services Sector Risk. To the extent the Underlying ETF has significant exposure to financial services companies, the Underlying ETF (and therefore the Fund) may be more sensitive to developments affecting the financial services sector. Financial services companies can be adversely affected by changes in interest rates, inflation, liquidity conditions, access to capital, and borrower default rates, as well as by regulatory actions, government interventions, or changes in accounting rules. Financial institutions may also be particularly exposed to operational risks (including cyber incidents), reliance on short-term funding, and losses stemming from adverse market, credit, or counterparty events. Negative developments affecting banks, insurers, broker-dealers, or other financial services firms may cause the Underlying ETF to decline materially.

Information Technology Sector Risk. To the extent the Underlying ETF has significant exposure to information technology companies, the Underlying ETF (and therefore the Fund) may be more volatile and more sensitive to adverse developments affecting the technology sector. Technology companies may be affected by rapid product obsolescence, intense competition, dependence on intellectual property, evolving cybersecurity threats, and significant research and development costs. Technology companies may also be materially affected by regulatory and legal developments (including privacy, data security, antitrust, and export controls) and by disruptions in global semiconductor or hardware supply chains. These factors can result in sharp price declines that reduce the Underlying ETF's value and the Fund's returns.

Smaller and/or Mid-Capitalization Company Risk. To the extent the Underlying ETF invests in smaller or mid-capitalization companies, those companies may be more vulnerable to adverse business or economic developments than larger, more established companies. Smaller and mid-cap companies may have more limited product lines, markets, financial resources, and management depth, and their securities may trade less frequently and in lower volumes. As a result, the prices of smaller and mid-cap securities may be more volatile and less liquid, particularly during periods of market stress, which can increase the volatility of the Underlying ETF and the Fund.

Market Risk. The Fund can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Fund's investments and Shares.

Investment Objective Risk. The Fund may not achieve its investment objective. This could happen, for example, if (i) the Fund sells FLEX Options, (ii) the Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.

Concentration Risk. Because the Fund references the Underlying ETF, the Fund will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If the Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Fund more sensitive to a single event.

Liquidity and Valuation Risk. The Fund invests primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, the Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares. The Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual or implied volatility can also affect prices. Because of these factors, the Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Objectives

Technology Leaders 10% Structured Buffer ETF - May Series

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the Invesco QQQ TrustSM, Series 1, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 10% (prior to taking into account management fees and other fees) of Invesco QQQ TrustSM, Series 1 losses, over the period from May 1, 2026 to April 30, 2027.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Technology Leaders 10% Structured Buffer ETF - June Series

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the Invesco QQQ TrustSM, Series 1, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 10% (prior to taking into account management fees and other fees) of Invesco QQQ TrustSM, Series 1 losses, over the period from June 1, 2026 to May 31, 2027.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Technology Leaders 10% Structured Buffer ETF - July Series

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the Invesco QQQ TrustSM, Series 1, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 10% (prior to taking into account management fees and other fees) of Invesco QQQ TrustSM, Series 1 losses, over the period from July 1, 2026 to June 30, 2027.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Technology Leaders 10% Structured Buffer ETF - August Series

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the Invesco QQQ TrustSM, Series 1, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 10% (prior to taking into account management fees and other fees) of Invesco QQQ TrustSM, Series 1 losses, over the period from August 1, 2026 to July 31, 2027.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Small-Cap 15% Structured Buffer ETF - May Series

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® Russell 2000 ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® Russell 2000 ETF losses, over the period from May 1, 2026 to April 30, 2027.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Small-Cap 15% Structured Buffer ETF - June Series

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® Russell 2000 ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® Russell 2000 ETF losses, over the period from June 1, 2026 to May 31, 2027.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Small-Cap 15% Structured Buffer ETF - July Series

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® Russell 2000 ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® Russell 2000 ETF losses, over the period from July 1, 2026 to June 30, 2027.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Small-Cap 15% Structured Buffer ETF - August Series

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® Russell 2000 ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® Russell 2000 ETF losses, over the period from August 1, 2026 to July 31, 2027.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Equities 30% Structured Buffer ETF - May Series

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against losses of the SPDR® S&P 500® ETF Trust for losses between -5% and -35% (prior to taking into account management fees and other fees), over the period from May 1, 2026 to April 30, 2027.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Equities 30% Structured Buffer ETF - June Series

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against losses of the SPDR® S&P 500® ETF Trust for losses between -5% and -35% (prior to taking into account management fees and other fees), over the period from June 1, 2026 to May 31, 2027.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Equities 30% Structured Buffer ETF - July Series

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against losses of the SPDR® S&P 500® ETF Trust for losses between -5% and -35% (prior to taking into account management fees and other fees), over the period from July 1, 2026 to June 30, 2027.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Equities 30% Structured Buffer ETF - August Series

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against losses of the SPDR® S&P 500® ETF Trust for losses between -5% and -35% (prior to taking into account management fees and other fees), over the period from August 1, 2026 to July 31, 2027.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Equities 100% Structured Buffer ETF - May Series

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against 100% of losses of SPDR® S&P 500® ETF Trust (prior to taking into account management fees and other fees), over the period from May 1, 2026 to April 30, 2027.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Equities 100% Structured Buffer ETF - June Series

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against 100% of losses of SPDR® S&P 500® ETF Trust (prior to taking into account management fees and other fees), over the period from June 1, 2026 to May 31, 2027.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Equities 100% Structured Buffer ETF - July Series

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against 100% of losses of SPDR® S&P 500® ETF Trust (prior to taking into account management fees and other fees), over the period from July 1, 2026 to June 30, 2027.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Equities 100% Structured Buffer ETF - August Series

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the SPDR® S&P 500® ETF Trust, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against 100% of losses of SPDR® S&P 500® ETF Trust (prior to taking into account management fees and other fees), over the period from August 1, 2026 to July 31, 2027.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

International Developed Equities 15% Structured Buffer ETF - May Series

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® MSCI EAFE ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® MSCI EAFE ETF losses, over the period from May 1, 2026 to April 30, 2027.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

International Developed Equities 15% Structured Buffer ETF - June Series

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® MSCI EAFE ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® MSCI EAFE ETF losses, over the period from June 1, 2026 to May 31, 2027.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

International Developed Equities 15% Structured Buffer ETF - July Series

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® MSCI EAFE ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® MSCI EAFE ETF losses, over the period from July 1, 2026 to June 30, 2027.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

International Developed Equities 15% Structured Buffer ETF - August Series

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® MSCI EAFE ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® MSCI EAFE ETF losses, over the period from August 1, 2026 to July 31, 2027.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Emerging Markets Equities 15% Structured Buffer ETF - May Series

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® MSCI Emerging Markets ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® MSCI Emerging Markets ETF losses, over the period from May 1, 2026 to April 30, 2027.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Emerging Markets Equities 15% Structured Buffer ETF - June Series

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® MSCI Emerging Markets ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® MSCI Emerging Markets ETF losses, over the period from June 1, 2026 to May 31, 2027.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Emerging Markets Equities 15% Structured Buffer ETF - July Series

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® MSCI Emerging Markets ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® MSCI Emerging Markets ETF losses, over the period from July 1, 2026 to June 30, 2027.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Emerging Markets Equities 15% Structured Buffer ETF - August Series

The Fund seeks to provide investors with returns that generally match the price return (excluding dividends) of the iShares® MSCI Emerging Markets ETF, up to the upside cap of [ ]% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares® MSCI Emerging Markets ETF losses, over the period from August 1, 2026 to July 31, 2027.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Principal Investment Strategies for the Funds

Definitions. As used in this section, "Funds" refers to each series described in this prospectus that employs the structured outcome strategy described below. Certain Funds are designed to provide a 10% downside buffer (the "10% Buffer Funds"), certain Funds are designed to provide a 15% downside buffer (the "15% Buffer Funds"), certain Funds are designed to provide a Deep Buffer (the "Deep Buffer Funds"), and certain Funds are designed to provide a 100% downside buffer (the "100% Buffer Fund"). Each Fund references an exchange-traded fund as its "Underlying ETF." For Funds that reference SPDR® S&P 500® ETF Trust, such Funds are referred to as the "S&P 500 Underlying Funds." For Funds that reference Invesco QQQ TrustSM, Series 1, such Funds are referred to as the "Nasdaq-100 Underlying Funds."For Funds that reference iShares® Russell 2000 ETF, such Funds are referred to as the "Russell 2000 Underlying Funds." For Funds that reference iShares® MSCI EAFE ETF, such Funds are referred to as the "MSCI EAFE Underlying Funds." For Funds that reference iShares® MSCI Emerging Markets ETF, such Funds are referred to as the "Emerging Markets Underlying Funds." Unless the context otherwise requires, references to the "Buffer" refer to the applicable Fund's buffer design, which may be a first-loss buffer (10% for the 10% Buffer Funds and 15% for the 15% Buffer Funds), a Buffer Zone (for the Deep Buffer Funds, as described below), or a 100% Buffer (for the 100% Buffer Funds), as applicable.

Structure Overview; 80% Policy; Core Instruments. Each Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer (the "Buffer"), based on the performance of its Underlying ETF's share price (i.e., its "price return") over an approximately one-year Outcome Period. Under normal circumstances, each Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to its Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the 1940 Act. Each Fund obtains this exposure primarily through FLexible EXchange® Options ("FLEX Options") on its Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because each Fund uses options to pursue its objectives, an investment in a Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.

Options Mechanics; Reference Assets and Associated Exposures. In general, an option is a contract between a buyer and a seller that provides the buyer the right, but not the obligation, to buy or sell a specified asset at an agreed price on (or before) a specified date. Each Fund's FLEX Options reference the Fund's Underlying ETF.

S&P 500-linked Underlying ETF. For Funds that use SPDR® S&P 500® ETF Trust as the Underlying ETF, the Underlying ETF is an exchange-traded unit investment trust that seeks to track, before expenses, the price and yield performance of the S&P 500® Index. The Underlying ETF invests in equity securities of companies, including large-capitalization companies. As a result of a Fund's exposure to this Underlying ETF through FLEX Options, the Fund is expected to have meaningful exposure to sectors with significant weights in the Underlying ETF, which may include the information technology sector.

Nasdaq-100-linked Underlying ETF. For Funds that use Invesco QQQ TrustSM, Series 1 as the Underlying ETF, the Underlying ETF is an exchange-traded fund that seeks to track, before expenses, the performance of the Nasdaq-100® Index (generally, large non-financial companies listed on the Nasdaq Stock Market). The Underlying ETF invests in equity securities and may have significant exposure to sectors with larger weights in the Nasdaq-100®, which may include the information technology and communication services sectors.

Russell 2000-linked Underlying ETF. For Funds that use iShares® Russell 2000 ETF as the Underlying ETF, the Underlying ETF is an exchange-traded fund that seeks to track, before expenses, the performance of the Russell 2000® Index (generally, U.S. small-capitalization companies). The Underlying ETF invests in equity securities and, because the Russell 2000® Index is composed primarily of small-cap companies, a Fund's exposure to this Underlying ETF through FLEX Options is expected to provide meaningful exposure to small-cap equities, which may be more volatile and, at times, less liquid than large-cap securities. The Fund also may have meaningful exposure to sectors that represent significant weights in the Russell 2000® Index at any given time.

MSCI EAFE-linked Underlying ETF. For Funds that use iShares® MSCI EAFE ETF as the Underlying ETF, the Underlying ETF is an exchange-traded fund that seeks to track, before expenses, the performance of the MSCI EAFE® Index (generally, large- and mid-capitalization companies located in developed markets outside the United States and Canada). The Underlying ETF invests primarily in equity securities of non-U.S. issuers and its holdings are generally denominated in currencies other than the U.S. dollar. As a result of a Fund's exposure to this Underlying ETF through FLEX Options, the Fund is expected to have meaningful exposure to developed markets outside the United States, including the risks of foreign markets and currency movements, and to countries, regions, and sectors with significant weights in the MSCI EAFE® Index at any given time.

Emerging Markets-linked Underlying ETF. For Funds that use iShares® MSCI Emerging Markets ETF as the Underlying ETF, the Underlying ETF is an exchange-traded fund that seeks to track, before expenses, the performance of the MSCI Emerging Markets® Index (generally, large- and mid-capitalization companies located in emerging market countries). The Underlying ETF invests primarily in equity securities of issuers located in emerging markets and its holdings are generally denominated in currencies other than the U.S. dollar. As a result of a Fund's exposure to this Underlying ETF through FLEX Options, the Fund is expected to have meaningful exposure to emerging markets, including heightened political, regulatory, economic, currency, and liquidity risks, and to countries, regions, and sectors with significant weights in the MSCI Emerging Markets® Index at any given time.

Additional information regarding the Underlying ETFs is provided under the Funds' disclosure that describes the Underlying ETFs and their associated risks and sector exposures.

Outcome Period Framework; Rolling Implementation. Each Fund's Outcomes are measured over an approximately one-year period beginning on [Outcome Period Start Date] and ending on [Outcome Period End Date] (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.

Return Profile; Price Return Focus; No Dividend Exposure. Each Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment.

Use of FLEX Options; European-Style Contracts; Strike Selection. Each Fund seeks to achieve its targeted Outcomes by using a structured portfolio of exchange-listed FLEX Options--customized call and put option contracts--designed to create layered exposure to the Underlying ETF. Each FLEX Option references the Underlying ETF and is generally established to expire on the last day of the applicable Outcome Period. Because FLEX Options are customizable, the Sub-Adviser selects the exercise price for each contract (the "strike price") at the start of the Outcome Period and sets strikes so that, if the FLEX Options are held through expiration, the Fund may be positioned to deliver the intended Outcomes based on the Underlying ETF's performance over the Outcome Period. The Fund utilizes European-style option contracts, which are exercisable only on the expiration date.

How the Option Positions Work (Calls and Puts). To pursue the Outcomes, a Fund may buy and sell a combination of call and put option contracts. A call option gives the buyer the right (but not the obligation) to buy, and obligates the writer (seller) to sell, a specified amount of an underlying security at a pre-determined price. A put option gives the buyer the right (but not the obligation) to sell, and obligates the writer (seller) to buy (if exercised), a specified amount of an underlying security at a pre-determined price.

Upside Exposure Subject to the Cap. A Fund's call option positions are intended to provide participation in increases in the Underlying ETF's share price up to a maximum return level (the "Cap"). The Fund will not participate in gains that exceed the Cap.

Downside Protection Subject to the Buffer. Each Fund is designed to seek returns that are buffered against losses in the Underlying ETF during the Outcome Period through its put option positions. There is no guarantee that a Fund will be successful in its attempt to provide buffered returns.

10% Buffer Funds. For Funds with a 10% Buffer, the Buffer is only operative against the first 10% of Underlying ETF losses for the Outcome Period. After the Underlying ETF's share price has decreased by more than 10%, the Fund will experience all subsequent losses on a one-to-one basis. As a result, if the Underlying ETF's share price has decreased in value over the course of the Outcome Period, the Fund seeks to return the amount of a shareholder's principal investment (if the Underlying ETF's share price decreased by 10% or less) or experience a loss that is 10% less than the loss experienced by the Underlying ETF (if the Underlying ETF's share price decreased by more than 10%).

15% Buffer Funds. For Funds with a 15% Buffer, the Buffer is only operative against the first 15% of Underlying ETF losses for the Outcome Period. After the Underlying ETF's share price has decreased by more than 15%, the Fund will experience all subsequent losses on a one-to-one basis. As a result, if the Underlying ETF's share price has decreased in value over the course of the Outcome Period, the Fund seeks to return the amount of a shareholder's principal investment (if the Underlying ETF's share price decreased by 15% or less) or experience a loss that is 15% less than the loss experienced by the Underlying ETF (if the Underlying ETF's share price decreased by more than 15%).

Deep Buffer Funds. For the Funds with a Deep Buffer (the "Deep Buffer Fund"), the Buffer is intended to be operative only for losses of the Underlying ETF's price return that fall between -5% and -35% for the Outcome Period (the "Buffer Zone"). The Deep Buffer Fund is intended to experience losses on a one-to-one basis for the first -5% of Underlying ETF losses (the "First Loss"), and then seek to provide a buffer against losses within the Buffer Zone. If the Underlying ETF's price return declines by more than -35% over the Outcome Period, the Fund is expected to experience losses beyond that level on a one-to-one basis. As a result, if the Underlying ETF's price return has decreased over the course of the Outcome Period, the Fund seeks to (i) experience losses similar to the Underlying ETF for the first -5% of losses, (ii) limit additional losses within the Buffer Zone, and (iii) experience losses beyond the Buffer Zone on a one-to-one basis.

100% Buffer Funds. For Funds with a 100% Buffer (the "100% Buffer Fund"), the Buffer is intended to protect against 100% of losses of the Underlying ETF's price return, measured from the Underlying ETF's price at the beginning of the Outcome Period, only at the conclusion of the Outcome Period for shareholders who hold Shares for the entire Outcome Period. If the Underlying ETF's price return is negative over the Outcome Period, the Fund seeks to limit the shareholder's loss attributable to that price return (prior to fees and expenses), subject to the terms and risks described in this prospectus. The Buffer is not principal protection and does not protect against losses attributable to (among other things) Fund fees and expenses, trading costs, and losses that may be realized by shareholders who purchase Shares after the beginning of the Outcome Period or sell Shares before the end of the Outcome Period.

Consistency of FLEX Option Terms During the Outcome Period. The FLEX Options a Fund enters into during an Outcome Period are expected to have the same or similar terms (including strike price and expiration) as the corresponding FLEX Options established on the first day of that Outcome Period.

The Outcome Period; Holding Requirement; Purchase and Sale Timing. The Outcomes sought by a Fund are based upon the Fund's NAV at the outset of the Outcome Period. The Outcome Period begins on the day the Fund enters into the FLEX Options and ends on the day they expire. Each FLEX Option's value is ultimately derived from the performance of the Underlying ETF's share price during the Outcome Period. Because the terms of the FLEX Options do not change, the Cap and Buffer relate to the Fund's NAV on the first day of the Outcome Period.

A shareholder who purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (i.e., the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those sought by the Fund. Since the FLEX Options are exercisable only on the final day of the Outcome Period, a shareholder who sells Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those sought by the Fund. To seek the Outcomes for an Outcome Period, an investor generally must hold Shares at the time the Fund enters into the FLEX Options and through the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

NAV Behavior During the Outcome Period. The value of a Fund's FLEX Options is derived from the performance of the Underlying ETF's share price, but option values also reflect time remaining until expiration. Accordingly, during the Outcome Period, the Fund's NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF. The Sub-Adviser generally anticipates that the Fund's NAV will increase on days when the Underlying ETF's share price increases and will decrease on days when the Underlying ETF's share price decreases, but the rate of such increase or decrease will generally be less than that experienced by the Underlying ETF.

Similarly, the amount of time remaining until the end of the Outcome Period affects the extent to which the Buffer is reflected in the Fund's NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund's strategy is designed to produce the Outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the Outcomes will be achieved at any point prior to that time.

Considerations for Investors Holding Shares Over Multiple Outcome Periods. An investor that holds Shares through multiple Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because, at the end of each Outcome Period, a new Cap will be established based on the then-current price of the Underlying ETF and any gains experienced by the Underlying ETF above the prior Cap will be forfeited. Similarly, an investor that holds Shares through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because, at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the Buffer will be locked-in. Moreover, the annual imposition of a new Cap on future gains may make it difficult to recoup losses from prior Outcome Periods such that, over multiple Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF.

Cap Details; Cap Variability; How the Cap Is Established. A Fund's upside return potential for an Outcome Period is subject to the Cap, which represents the maximum percentage return an investor can achieve from an investment in the Fund over the Outcome Period. Therefore, even though the Fund's returns are based upon the performance of the Underlying ETF's share price, if the Underlying ETF's share price experiences returns in excess of the Cap, the Fund will not participate in those excess returns.

The Cap is determined on the first day of the Outcome Period and is [ ]% prior to taking into account fees or expenses. After taking into account the Fund's annual management fee of [ ]% of the Fund's average daily net assets, the Cap is [ ]%. The Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. For purposes of this prospectus, "extraordinary expenses" are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. The Cap is also set forth on the Fund's website.

The Cap will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Cap, and the Fund's position relative to it, should be considered before investing. If an investor is considering purchasing Shares during the Outcome Period and the Fund has already increased in value to a level near the Cap, an investor purchasing Shares at that price has limited to no gains available for the remainder of the Outcome Period but remains vulnerable to significant downside risks. There is no guarantee that the Fund will successfully achieve its investment objective.

How the Cap is established. The Cap results from the design of the Fund's principal investment strategy. In order to provide the Buffer, the Fund enters into a series of FLEX Option contracts. As the purchaser of certain FLEX Options, the Fund pays a premium to the seller of those options. The strategy is designed so that premiums the Fund pays are generally offset by premiums it receives from selling other FLEX Options. On the first day of the Outcome Period, the portfolio managers calculate the premium amount the Fund expects to pay to establish the Buffer and then sell a call FLEX Option intended to generate premium in an amount equal to that cost. The Cap is the strike price of that sold call FLEX Option. The strike price is determined based on prevailing market conditions when the Fund enters into the FLEX Options, including current interest rate levels, volatility in the Underlying ETF's share price, and the relative pricing of puts and calls in the FLEX Options market.

Buffer Fee Impact (Gross vs. Net Buffer). The Buffer is provided prior to taking into account the Fund's annual management fee, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund, each of which will reduce the effective Buffer. When the Fund's annual management fee of [ ]% is taken into account, the net Buffer for an Outcome Period is [ ]% (for a 10% Buffer Fund) / [ ]% (for a 15% Buffer Fund).

For the Deep Buffer Funds, the impact of fees and expenses reduces the effective scope of the Buffer Zone. Although a Deep Buffer Fund seeks to provide a buffer within a specified loss range, the effective Buffer Zone applicable for an Outcome Period will be reduced by the Fund's annual management fee, transaction fees, any acquired fund fees and expenses, and other Fund expenses. As a result, the portion of losses that may be buffered within the Buffer Zone may be smaller than the gross Buffer Zone established at the beginning of the Outcome Period.

For the 100% Buffer Funds, the Buffer is provided prior to taking into account fees and expenses, and the Fund's annual management fee, transaction fees, any acquired fund fees and expenses, and any extraordinary expenses may reduce the effective level of protection. As a result, although the Fund seeks to provide a buffer against 100% of losses measured from the beginning of the Outcome Period, the net Buffer applicable at the conclusion of the Outcome Period may be less than 100%.

The Fund's strategy is designed to produce the Outcomes upon the expiration of its FLEX Options on the last day of the Outcome Period. Therefore, it should not be expected that the Buffer, including the net effect of the Fund's annual management fee on the Buffer, will be provided at any point prior to the last day of the Outcome Period.

Risks of Purchasing Shares During the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period and the Fund has already decreased in value by an amount equal to or greater than the Buffer amount, an investor purchasing Shares at that price may have increased gains available prior to reaching the Cap but may not benefit from the Buffer for the remainder of the Outcome Period. Conversely, if an investor is considering purchasing Shares during the Outcome Period and the Fund has already increased in value, the investor may experience losses prior to gaining the protection offered by the Buffer, which is not guaranteed.

For the Deep Buffer Funds, the Buffer is intended to apply only within a specified loss range ("the Buffer Zone"), and the Fund is intended to experience losses on a one-to-one basis for the first portion of losses (the "First Loss") and for losses beyond the Buffer Zone. As a result, an investor who purchases shares during the Outcome Period may not benefit from the Buffer if the Fund has already experienced losses within or beyond the Buffer Zone at the time of purchase.

For the 100% Buffer Funds, the Buffer is measured from the Underlying ETF's price at the beginning of the Outcome Period and applies only at the conclusion of the Outcome Period. If the Underlying ETF's price has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer, and an investor purchasing Shares during the Outcome Period may experience losses that are not protected by the Buffer.

A shareholder that purchases Shares at the beginning of the Outcome Period may lose their entire investment. While a 10% Buffer Fund seeks to limit losses to 90% for shareholders who hold Shares for the entire Outcome Period, a 15% Buffer Fund seeks to limit losses to 85%, a Deep Buffer Fund seeks to limit losses only within the applicable Buffer Zone, and a 100% Buffer Fund seeks to provide a buffer against up to 100% of losses measured from the beginning of the Outcome Period, only at the conclusion of the Outcome Period, there is no guarantee any Fund will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

Fund Rebalance; Continuous Operation. Each Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the last day of an Outcome Period, the Sub-Adviser will generally establish a new set of FLEX Options and a new Outcome Period will commence.

Prospectus Supplements and Website Disclosure. Approximately one week prior to the end of each Outcome Period, a Fund expects to file a prospectus supplement to alert existing shareholders that an Outcome Period is approaching its conclusion and to disclose anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund expects to file a prospectus supplement disclosing the Fund's final Cap (both gross and net of the unitary management fee) for the next Outcome Period. The Fund's website provides daily information regarding the Outcomes, including the Fund's position relative to the Cap and Buffer. The Fund's website, www.corgifunds.com, provides information relating to the Outcomes, including the Fund's position relative to the Cap and Buffer, of an investment in the Fund on a daily basis.

Diversification Status. Each Fund is classified as a "non-diversified" company under the 1940 Act.

Principal Risks of Investing in the Funds

The principal risks of investing in the Funds are listed below. Each risk summarized below is regarded as a "principal risk" of investing in at least one Fund, regardless of the order in which it appears. Investing involves risk, including the possible loss of principal. Any of the risks described can adversely affect a Fund's NAV, market price, income, or total return. Some or all of these risks may adversely affect a Fund's NAV per share price, yield, total return, and/or a Fund's ability to achieve its objective.

ETF Risks (Applicable to all Funds). Each Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

  Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Each Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

  Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

  Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

  Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Defined Outcome Strategy Risk (Applicable to all Funds). Because the Funds use a defined outcome approach, they are exposed to risks that differ from those of conventional funds. These strategy-specific risks include the following.

  Buffer and Outcome Period Timing Risk. The Funds' strategy is intended to provide a buffer against Underlying ETF losses over an Outcome Period, based on the applicable Fund's Buffer design (including a 10% first-loss buffer, a 15% first-loss buffer, a Deep Buffer that applies only within a specified loss range (the "Buffer Zone"), or a 100% Buffer) but there is no assurance the Funds will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when a Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Funds seek.

  For the Deep Buffer Funds, the Buffer is intended to apply only within the Buffer Zone, and the Fund is expected to experience losses on a one-to-one basis for the First Loss and for losses beyond the Buffer Zone. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer for an investor who purchases Shares during the Outcome Period.

  For the 100% Buffer Funds, the Buffer is measured from the Underlying ETF's price at the beginning of the Outcome Period and applies only at FLEX Options expiration; shareholders who purchase Shares after the Outcome Period begins may experience losses that are not protected by the Buffer. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer for an investor who purchases Shares during the Outcome Period.

  Cap and Upside Participation Risk. The Funds' potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Funds will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Funds will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Funds' performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after a Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.

  Transaction Fee and Mid-Period Trading Risk. The Funds seek to manage their portfolios so that transaction fees incurred in connection with managing a Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Funds will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Funds seek to provide.

  Cap Reset Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

  Multiple Outcome Period Risk. Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.

  For the Deep Buffer Funds, losses incurred during the First Loss portion or losses that extend beyond the Buffer Zone during an Outcome Period are locked in at the end of that Outcome Period and cannot be recovered in subsequent Outcome Periods. As a result, holding Shares through multiple Outcome Periods may compound the effects of losses experienced outside the Buffer Zone and increase the likelihood that the Fund underperforms the Underlying ETF over time.

  For the 100% Buffer Funds, the Buffer is measured from the Underlying ETF's price at the beginning of each Outcome Period and applies only at the conclusion of that Outcome Period. Any losses experienced due to purchases made after the start of an Outcome Period, or any foregone gains resulting from the imposition of a Cap at the conclusion of an Outcome Period, are not recoverable in subsequent Outcome Periods. As a result, investors who hold Shares through multiple Outcome Periods may experience returns that materially trail those of the Underlying ETF over time.

FLEX Options and Derivatives Risk (Applicable to all Funds). The Funds will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Funds are subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Funds could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Funds may have difficulty closing out FLEX Options positions at the times and prices they prefer. This liquidity constraint can also affect the Funds' creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with a Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Funds may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Funds are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Funds will value their FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.

Option Contracts Risk (Applicable to all Funds). The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Funds have taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with their use of FLEX Options. The Funds have adopted and implement a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, have appointed a derivatives risk manager responsible for administering that program, comply with applicable limits on derivatives-related risks, and provide enhanced reporting to the Board, the SEC, and the public regarding derivatives activities. If a Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.

Clearing Member Default and Customer Asset Risk (Applicable to all Funds). Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, a Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Funds are not members of any clearing house, they access cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through a Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets a Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, a Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Funds also face the risk that only a limited number of clearing members may be willing to transact on a Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, a Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If a Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.

Counterparty and Clearinghouse Risk (Applicable to all Funds). Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and a Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Funds' FLEX Options, the Funds' ability to pursue their objectives depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which a Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, a Fund could suffer significant losses.

Underlying ETF Risk. The Funds' results depend in significant part on the performance of the applicable Underlying ETF and the risks associated with that ETF and its holdings. Because the Funds' FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect a Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Funds are indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:

  Style and Factor Exposure Risk. The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Funds--to underperform, potentially for extended periods.

  Valuation Risk. The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Funds.

  Index, Methodology, and Reconstitution Risk. If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.

  Tracking Error Risk. The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore a Fund's results.

  Portfolio Turnover and Trading Impact Risk. The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.

  Liquidity of Underlying Holdings Risk. The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Funds.

  Premium/Discount and Secondary Market Trading Risk of the Underlying ETF. Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Funds' returns.

  Securities Lending Risk. To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Funds.

  Regulatory and Litigation Risk Affecting Underlying ETF Holdings. Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Funds.

  S&P 500 Underlying ETF Risk (For S&P 500 Underlying Funds). The Underlying ETF seeks to track, before expenses, the price and yield performance of the S&P 500® Index, and the Funds' results depend in significant part on the performance of that Underlying ETF and the risks associated with its holdings and sector exposures. Because the S&P 500® Index is a market-capitalization weighted index of large-capitalization U.S. companies, the Underlying ETF (and therefore the Funds) may be significantly affected by the performance of a relatively small number of the largest issuers, which may represent a meaningful portion of the index at any time. As a result, weakness in those issuers, or in one or more sectors that become more heavily represented in the index, could disproportionately reduce the Underlying ETF's performance and increase volatility for the Funds. In addition, the Underlying ETF's performance may be adversely affected by broad equity market risk, sector or industry-specific developments, and company-specific events affecting large-cap issuers, including changes in interest rates, inflation expectations, economic growth, geopolitical events, and regulatory developments. The index and the Underlying ETF may also experience rebalancing or reconstitution effects, which can contribute to higher turnover, market impact, and tracking differences during volatile or stressed market conditions.

  Nasdaq-100 Underlying ETF Risk (For Nasdaq-100 Underlying Funds). The Underlying ETF seeks to track, before expenses, the performance of the Nasdaq-100® Index, and the Funds' results depend in significant part on the performance of that Underlying ETF and the risks associated with its holdings and sector exposures, which may be more concentrated in certain sectors than the broader U.S. equity market. Because the Nasdaq-100® Index may be more heavily exposed to certain sectors and industries (including, at times, technology and technology-related companies), adverse developments affecting those sectors or a limited number of large issuers may have a greater impact on the Underlying ETF (and therefore the Funds) than on a more broadly diversified equity fund. The Nasdaq-100® Index may also exhibit greater exposure to growth-oriented companies and valuation-sensitive securities, meaning that periods of rising interest rates, changes in inflation expectations, tightening financial conditions, or reduced investor risk appetite may cause the Underlying ETF--and therefore the Funds--to underperform, potentially for extended periods. In addition, many issuers represented in the Nasdaq-100® Index may face heightened risks related to rapid technological change, competitive pressures, cybersecurity incidents, regulatory scrutiny, and intellectual property or litigation matters, any of which could materially affect issuer valuations and the Underlying ETF's performance. Reconstitution and rebalancing activity for the index and the Underlying ETF may also increase turnover and contribute to tracking differences or market impact, particularly during periods of market volatility.

  Russell 2000 Underlying ETF Risk (For Russell 2000 Underlying Funds). The Underlying ETF seeks to track, before expenses, the performance of the Russell 2000® Index, and the Funds' results depend in significant part on the performance of that Underlying ETF and the risks associated with its holdings and sector exposures. Because the Russell 2000® Index is comprised primarily of small-capitalization U.S. companies, the Underlying ETF (and therefore the Funds) may be more volatile and may experience reduced liquidity, wider bid-ask spreads, and greater sensitivity to economic conditions than funds focused on large-cap companies. Small-cap issuers often have more limited product lines, markets, and financial resources, and their securities may be more difficult to value or trade, particularly during periods of market stress. In addition, the index and the Underlying ETF may experience pronounced reconstitution and rebalancing effects, including forced buying and selling around scheduled index rebalances and index additions/deletions, which can increase turnover, trading costs, and tracking differences.

  MSCI EAFE Underlying ETF Risk (For MSCI EAFE Underlying Funds). The Underlying ETF seeks to track, before expenses, the performance of the MSCI EAFE® Index, and the Funds' results depend in significant part on the performance of that Underlying ETF and the risks associated with its holdings and exposures. Because the MSCI EAFE® Index includes non-U.S. issuers in developed markets, the Underlying ETF (and therefore the Funds) is exposed to risks associated with foreign markets, including potentially different (and potentially less robust) regulatory, accounting, auditing, financial reporting, and investor protection standards, as well as different trading, settlement, and custody practices. The Underlying ETF's holdings are generally denominated in currencies other than the U.S. dollar, and currency exchange-rate movements can materially affect the Underlying ETF's returns and increase volatility. In addition, the index and the Underlying ETF may be concentrated in particular countries, regions, or sectors at certain times, and rebalancing or reconstitution activity may increase turnover, market impact, and tracking differences, particularly during periods of market volatility.

  MSCI Emerging Markets Underlying ETF Risk (For Emerging Markets Underlying Funds). The Underlying ETF seeks to track, before expenses, the performance of the MSCI Emerging Markets® Index, and the Funds' results depend in significant part on the performance of that Underlying ETF and the risks associated with its holdings and exposures. Emerging markets investments may be more volatile and less liquid than investments in developed markets and may be subject to heightened political, regulatory, and economic risks, including the risk of government intervention, nationalization or expropriation, restrictions on foreign investment or repatriation of capital, and currency controls. Information available about issuers and markets may be less timely or reliable, and regulatory, accounting, and investor protection standards may be less developed. The Underlying ETF's holdings are generally denominated in currencies other than the U.S. dollar, and currency movements can materially affect returns and volatility. The index and the Underlying ETF also may be concentrated in particular countries or regions at times, and rebalancing or reconstitution activity may increase turnover, market impact, and tracking differences, particularly during periods of market stress.

Market Risk (Applicable to all Funds). The Funds can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Funds' investments and Shares.

Investment Objective Risk (Applicable to all Funds). The Funds may not achieve their investment objectives. This could happen, for example, if (i) a Fund sells FLEX Options, (ii) a Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.

Concentration Risk (Applicable to all Funds). Because the Funds reference the Underlying ETF, the Funds will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If a Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Funds more sensitive to a single event.

Liquidity and Valuation Risk (Applicable to all Funds). The Funds invest primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, a Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares.

  Fair Value Pricing Risk. A Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value.

  Nonlinear Pricing Risk. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual and implied volatility can also affect prices. Because of these factors, a Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.

Non-Diversified Fund Risk (Applicable to all Funds). Each Fund is non-diversified, which means it may invest a larger percentage of its assets in the securities of a smaller number of issuers or obtain exposure through a smaller number of counterparties than a diversified fund. As a result, a Fund may be more susceptible to a single economic, market, political, or regulatory occurrence, or to a decline in the financial condition of an issuer or counterparty, and such an event may have a disproportionately negative impact on the Fund.

Active Management Risk (Applicable to all Funds). Because the Funds are actively managed, the Funds' performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Funds may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk (Applicable to all Funds). Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk (Applicable to all Funds). The Adviser has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve a Fund's intended investment objective.

New Fund Risk (Applicable to all Funds). The Funds are newly organized and have limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

PORTFOLIO HOLDINGS INFORMATION

The Funds' complete portfolio holdings will be made available on the Funds' website at www.corgifunds.com on each business day, consistent with applicable SEC requirements (including Rule 6c-11). A full description of the Funds' policies and procedures regarding disclosure of portfolio holdings is provided in the Fund's Statement of Additional Information (the "SAI").

MANAGEMENT

Investment Adviser

Corgi Strategies, LLC (the "Adviser"), located at 425 Bush St, Suite 500, San Francisco, CA 94104, is a Delaware limited liability company registered with the SEC as an investment adviser and serves as investment adviser to the Fund. The Adviser was founded in July 2025.

The Adviser is responsible for overall portfolio management and administration of each Fund pursuant to an investment advisory agreement with Corgi ETF Trust I (the "Trust") (the "Advisory Agreement"). In addition to executing portfolio transactions, the Adviser may arrange for, and oversee, service providers performing transfer agency, custody, fund administration/accounting, distribution, and other services necessary for each Fund's operations.

For its services to each Fund, each Fund pays the Adviser a unitary management fee, calculated daily and paid monthly, from the Fund's average daily net assets. Under the Advisory Agreement, the Adviser pays substantially all of the Fund's expenses except for: the advisory fee itself; interest charges on borrowings; taxes; brokerage commissions and other expenses related to buying and selling portfolio investments; dividends and other expenses on securities sold short; acquired fund fees and expenses; any accrued deferred tax liability; distribution fees and expenses under any Rule 12b-1 plan; litigation and other extraordinary expenses; and any other expenses the Fund is responsible for under the Advisory Agreement (collectively, the "Excluded Expenses").

Additional information about portfolio transactions, brokerage selection, and research services is provided in the SAI under Brokerage Transactions.

Trading Sub-Adviser

[ ], located at [ ], serves as trading sub-adviser to each Fund, pursuant to [ ] (the "Sub-Advisory Agreement"). Subject to the oversight and authority of the Board, the Adviser is responsible for the overall management of the Fund's affairs. [ ] is responsible for trading portfolio securities for the Fund. As compensation for the sub-advisory services it provides to the Fund, the Adviser will pay [ ] a sub-advisory fee pursuant to the Investment Sub-Advisory Agreement. Any sub-advisory fees are paid by the Adviser and not by the Fund.

Advisory Agreement

A discussion of the basis for the Board's approval of the Advisory Agreement and Sub-Advisory Agreement will appear in the Fund's Semi-Annual Report to shareholders for the period ended June 30, 2026, on Form N-CSR.

Portfolio Managers

The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager, who has served in this role since 2026.

Additional information regarding the portfolio manager's compensation, other accounts managed, and ownership of Shares is provided in the Fund's SAI.

HOW TO BUY AND SELL SHARES

The Fund issues and redeems shares of the Fund ("Shares") only in large blocks called "Creation Units," at a Fund's net asset value ("NAV") next determined after an order is accepted. Only authorized participants ("APs"), who must be members or participants of a registered clearing agency and must have an executed participant agreement with a Fund's distributor and transfer agent, may transact in Creation Units directly with the Fund. Once created, Shares may be bought and sold in the secondary market in amounts less than a Creation Unit.

Most investors buy and sell shares in secondary-market transactions through brokers. Shares are expected to be listed for trading on [ ] (the "Exchange") and can be bought and sold throughout the trading day at market prices. Investors may pay customary brokerage commissions and, because secondary-market transactions occur at market prices, investors may pay more than NAV when buying Shares and receive less than NAV when selling Shares.

Book Entry

Shares are held only in book-entry form. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares. Beneficial ownership of Shares is shown on the records of DTC or its participants (e.g., brokers, banks, and other financial institutions). As a beneficial owner, you will not receive physical certificates and must rely on DTC and its participants to exercise rights associated with owning Shares, consistent with standard "street name" procedures.

Frequent Purchases and Redemptions of Shares

The Funds do not impose restrictions on the frequency of purchases and redemptions of Shares. Purchases and redemptions by APs are integral to the ETF arbitrage mechanism and help keep market prices of Shares close to NAV. The Board has considered the potential for frequent purchases and redemptions, particularly for cash, to increase portfolio transaction costs, tracking difference, and realized capital gains, and has approved policies to mitigate these effects, including fair-value pricing and the imposition of transaction fees on Creation Unit purchases and redemptions designed to cover the Fund's costs. The Fund and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

Each Fund's NAV is calculated as of the close of regular trading on [ ] (normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business. NAV is computed by dividing a Fund's net assets by the number of Shares outstanding.

In determining NAV, portfolio securities and other assets are generally valued at market value using quotations, last sale prices, or values supplied by a pricing service or market makers. When such information is unavailable or is deemed unreliable, the affected investments are valued at fair value pursuant to the Fund's valuation procedures.

Fair Value Pricing

The Board has designated the Adviser as each Fund's "valuation designee" under Rule 2a-5 of the 1940 Act, subject to the Board's oversight. The Adviser has adopted valuation policies and procedures to determine, in good faith, the fair value of investments for which market quotations are not readily available or are considered unreliable (for example, following a trading halt or when a primary pricing source fails to provide data). In making fair-value determinations, the Adviser may consider all reasonably available information deemed relevant, including issuer-specific data, market conditions, recent trading activity, and the circumstances that triggered the need for fair value. Because fair value determinations involve judgments, the prices assigned may differ from values realized upon sale.

Investments by Other Registered Investment Companies in the Fund

Investments by registered investment companies in a Fund are subject to the limits of Section 12(d)(1) of the 1940 Act and related rules. Other registered investment companies may invest in the Fund beyond the Section 12(d)(1) limits in accordance with applicable SEC rules (e.g., Rule 12d1-4) and conditions, which may include entering into a fund-of-funds investment agreement with the Fund.

Delivery of Shareholder Documents - "Householding"

Certain intermediaries may offer "householding," a method of delivery under which a single copy of shareholder documents is sent to investors sharing an address, even if accounts are registered in different names. If you wish to enroll in, or to change your householding election, please contact your broker-dealer or other financial intermediary.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Each Fund intends to pay dividends and interest income, if any, annually, and to distribute any net realized capital gains to shareholders at least annually. The Fund will declare and pay income and capital gain distributions, if any, in cash. Cash distributions may be reinvested in additional whole Shares only if the broker through whom you hold Shares offers that option. Your broker is responsible for delivering any income and capital gain distributions to you.

Taxes

The following discussion summarizes certain U.S. federal income tax considerations that generally apply to investments in a Fund. Your situation may differ. You should consult your tax adviser regarding the tax consequences of investing in Shares, including the application of foreign, state, and local tax laws.

Each Fund intends to qualify each year as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund satisfies minimum distribution requirements, a RIC is generally not subject to fund-level federal income tax on income and gains that are timely distributed to shareholders. If a Fund were to fail to qualify as a RIC or fail to meet the distribution requirements (and no relief were available), it could be subject to fund-level taxation, which would reduce income available for distribution.

Each Fund intends to treat income derived from FLEX Options as "qualifying income" under the Internal Revenue Code applicable to regulated investment companies ("RICs"). However, there is no assurance that the Internal Revenue Service ("IRS") will agree with a Fund's characterization of such income.

Unless your Shares are held through a tax-exempt entity or tax-advantaged account (such as an IRA), you should consider potential tax consequences when a Fund makes distributions, when you sell Shares on the Exchange, and (for institutional investors only) when you purchase or redeem Creation Units.

This general discussion is based on the Code and applicable Treasury regulations in effect on the date of this Prospectus. New legislation, administrative guidance, or court decisions may materially change these conclusions and may apply retroactively.

Taxes on Distributions

For federal income tax purposes, distributions of the Fund's net investment income are generally taxable to shareholders as ordinary income or as qualified dividend income. Tax treatment of distributions of net capital gains (if any) depends on how long the Fund held the investments that generated such gains, not on how long you have held your Shares. Sales of assets held by the Fund for more than one year generally produce long-term capital gains or losses; sales of assets held for one year or less generally produce short-term capital gains or losses. Distributions that the Fund reports as capital gain dividends ("Capital Gain Dividends") are taxable to shareholders as long-term capital gains. Distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether received in cash or reinvested in additional Shares.

Distributions a Fund reports as "qualified dividend income" are generally taxed to non-corporate shareholders at the rates applicable to long-term capital gains, provided holding-period and other requirements are met. "Qualified dividend income" generally includes dividends from U.S. corporations and from certain qualified foreign corporations (including those incorporated in a U.S. possession, eligible for benefits under a comprehensive U.S. income tax treaty, or whose stock is readily tradable on an established U.S. market). Corporate shareholders may be eligible for a dividends-received deduction with respect to portions of dividends attributable to qualifying dividends the Fund receives from U.S. corporations, subject to applicable limitations.

Shortly after the close of each calendar year, you will receive information describing the character of distributions you received from the distributing Fund.

In addition to federal income tax, certain individuals, trusts, and estates are subject to a 3.8% Net Investment Income ("NII") tax. This tax is imposed on the lesser of: (i) net investment income (as reduced by properly allocable deductions) or (ii) the excess of modified adjusted gross income over specified thresholds ($250,000 for married filing jointly, $200,000 for single filers, and $125,000 for married filing separately). The Fund's distributions and any capital gains realized on a sale or redemption of Shares are generally included in net investment income for purposes of the NII tax.

In general, distributions are taxable to you in the year paid. However, certain distributions paid in January may be treated as paid on December 31 of the year prior. In general, distributions are taxable even if they are paid from income or gains earned by the Fund before you purchased Shares (and thus were reflected in the Shares' NAV at the time of purchase).

Sales of portfolio investments to fund shareholder redemptions, satisfy distribution requirements, or pay excise taxes may cause the Fund to recognize taxable income. Such taxable income may need to be distributed to shareholders, even if the Fund's net asset value has declined, and could reduce the Fund's ability to achieve its intended Outcome for an Outcome Period.

You may want to avoid purchasing Shares immediately before a dividend or other distribution, since the distribution will generally be taxable to you even if, in economic terms, it represents a return of part of your investment.

Shareholders who purchase Shares shortly before a distribution may be subject to tax on the full distribution amount, even though a portion of the distribution may represent a return of their purchase price.

If you are neither a U.S. citizen nor a U.S. resident (or are a foreign entity), distributions (other than Capital Gain Dividends) will generally be subject to U.S. withholding tax at a 30% rate, unless a lower treaty rate applies. Under certain circumstances, a Fund may report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% withholding tax, provided other requirements are met.

The Foreign Account Tax Compliance Act ("FATCA") may require each Fund to withhold a 30% tax (generally not refundable) from distributions of net investment income made to: (A) certain foreign financial institutions that do not satisfy applicable FATCA reporting or due-diligence requirements (or that are not treated as compliant under an applicable intergovernmental agreement), and (B) certain non-financial foreign entities that do not provide required information regarding substantial U.S. owners. FATCA may also affect the Fund's returns on foreign investments or a shareholder's returns if Shares are held through a foreign intermediary. Consult your tax adviser regarding FATCA's application and any related certification, compliance, reporting, and withholding obligations.

Each Fund (or a financial intermediary, such as a broker, through which a shareholder holds Shares) is generally required to withhold and remit to the U.S. Treasury a portion of taxable distributions and sale or redemption proceeds if the shareholder fails to furnish a correct taxpayer identification number, has underreported certain interest or dividend income, or fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if Shares have been held for more than one year, and as short-term capital gain or loss if Shares have been held for one year or less. However, a capital loss on Shares held six months or less is treated as long-term to the extent of Capital Gain Dividends received with respect to such Shares. Losses are disallowed to the extent you acquire (including through dividend reinvestment) substantially identical Shares within a 61-day period beginning 30 days before and ending 30 days after the sale.

Taxes on Purchases and Redemptions of Creation Units

An authorized participant ("AP") whose functional currency is the U.S. dollar and who exchanges securities for Creation Units generally recognizes gain or loss equal to the difference between (i) the value of the Creation Units at the time of the exchange and (ii) the AP's aggregate basis in the securities delivered plus any cash paid. An AP that exchanges Creation Units for securities will generally recognize gain or loss equal to the difference between (i) the AP's basis in the Creation Units and (ii) the aggregate U.S. dollar market value of the securities received plus any cash received. The IRS may assert that a loss realized upon an exchange of securities for Creation Units is not currently deductible (e.g., under the "wash sale" rules for an AP not marking to market, or on the theory that there was no significant change in economic position). APs should consult their own tax advisers about the application of wash sale rules and the timing of any loss deductions.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares comprising the Creation Units were held for more than one year, and as short-term capital gain or loss if held for one year or less.

A Fund may include a payment of cash in addition to, or in place of, delivering a basket of securities when redeeming Creation Units. To raise cash for such redemptions, the Fund may sell portfolio securities, potentially recognizing investment income and/or capital gains or losses it might not have recognized if the redemption had been satisfied entirely in kind. As a result, including cash in redemption proceeds can reduce the Fund's tax efficiency.

The foregoing discussion summarizes some possible consequences under current federal tax law of investing in a Fund. It is not a substitute for personal tax advice. You may also be subject to foreign, state, and local taxes on Fund distributions and on sales of Shares. Consult your tax adviser regarding the tax consequences of investing in Shares under all applicable laws. For additional information, see "Federal Income Taxes" in the SAI.

DISTRIBUTION

[ ] (the "Distributor"), each Fund's distributor, is a broker-dealer registered with the SEC, serves as the Fund's distributor for Creation Units on an agency basis and does not make a secondary market in Shares. The Distributor does not set Fund policies or select the portfolio securities of the Fund. The Distributor's principal address is [ ].

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay up to 0.25% of its average daily net assets each year for distribution-related services in connection with the sale and distribution of its Shares.

The Funds do not currently pay Rule 12b-1 fees and there are no current plans to impose such fees. If Rule 12b-1 fees are charged in the future, because they are paid from Fund assets on an ongoing basis, these fees would increase the cost of your investment over time and may exceed certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

When available, information about how often Shares traded on the Exchange at a price above (at a premium to) or below (at a discount to) the Fund's NAV will be provided on the Fund's website at www.corgifunds.com.

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of any equation by which to determine redeemability of Shares. The Exchange has no duty or liability to shareholders for the administration, marketing, or trading of the Shares.

Without limiting the foregoing, in no event shall the Exchange have any liability for lost profits or for indirect, punitive, special, or consequential damages, even if advised of the possibility of such damages.

The Adviser and the Fund make no representation or warranty, express or implied, to owners of Shares or to the public regarding the advisability of investing in securities generally or in the Fund specifically.

FINANCIAL HIGHLIGHTS

This section ordinarily presents Financial Highlights to help you understand each Fund's performance over its operating period. Because the Fund has not commenced operations as of the date of this Prospectus, no Financial Highlights are shown.

The Funds

Adviser

Corgi Strategies, LLC

425 Bush St, Suite 500

San Francisco, CA 94104

Sub-Adviser

[ ]

Distributor

[ ]

Independent Registered Public Accounting Firm

[ ]

Administrator, Fund Accountant, and Transfer Agent

[ ]

Custodian

[ ]

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

SUBJECT TO COMPLETION

February 6, 2026

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Ticker	Fund

Technology Leaders 10% Structured Buffer ETF - May Series

Technology Leaders 10% Structured Buffer ETF - June Series

Technology Leaders 10% Structured Buffer ETF - July Series

Technology Leaders 10% Structured Buffer ETF - August Series

U.S. Small-Cap 15% Structured Buffer ETF - May Series

U.S. Small-Cap 15% Structured Buffer ETF - June Series

U.S. Small-Cap 15% Structured Buffer ETF - July Series

U.S. Small-Cap 15% Structured Buffer ETF - August Series

U.S. Equities 30% Structured Buffer ETF - May Series

U.S. Equities 30% Structured Buffer ETF - June Series

U.S. Equities 30% Structured Buffer ETF - July Series

U.S. Equities 30% Structured Buffer ETF - August Series

U.S. Equities 100% Structured Buffer ETF - May Series

U.S. Equities 100% Structured Buffer ETF - June Series

U.S. Equities 100% Structured Buffer ETF - July Series

U.S. Equities 100% Structured Buffer ETF - August Series

International Developed Equities 15% Structured Buffer ETF - May Series

International Developed Equities 15% Structured Buffer ETF - June Series

International Developed Equities 15% Structured Buffer ETF - July Series

International Developed Equities 15% Structured Buffer ETF - August Series

Emerging Markets Equities 15% Structured Buffer ETF - May Series

Emerging Markets Equities 15% Structured Buffer ETF - June Series

Emerging Markets Equities 15% Structured Buffer ETF - July Series

Emerging Markets Equities 15% Structured Buffer ETF - August Series

(each, a "Fund" and collectively "the Funds")

each listed on [ ]

STATEMENT OF ADDITIONAL INFORMATION

April [ ], 2026

This Statement of Additional Information ("SAI") is not a prospectus and should be read together with the Prospectuses for the Funds, each a series of Corgi ETF Trust I (the "Trust"), dated April [ ], 2026, as they may be supplemented from time to time (each, a "Prospectus"). Unless noted otherwise, capitalized terms used in this SAI have the same meanings as in the applicable Prospectus. A copy of a Prospectus may be obtained without charge by email to contact@corgifunds.com, visiting www.corgifunds.com, or writing to the Trust, c/o 425 Bush St, Suite 500, San Francisco, CA 94104.

The Funds' audited financial statements for the most recent fiscal year, when available, will be incorporated into this SAI by reference to the Funds' most recent annual report on Form N-CSR. You can obtain a copy of the Certified Shareholder Report free of charge by contacting the Fund at the mailing address or email listed above.

TABLE OF CONTENTS

General Information about the Trust
Additional Information about Investment Objectives, Policies, and Related Risks
Description of Permitted Investments
Investment Restrictions
Exchange Listing and Trading
Management of the Trust
Principal Shareholders, Control Persons and Management Ownership
Codes of Ethics
Proxy Voting Policies
Investment Adviser
Portfolio Managers
The Distributor
Administrator
Transfer Agent and ETF Order Management
Custodian
Independent Registered Public Accounting Firm
Portfolio Holdings Disclosure Policies and Procedures
Description of Shares
Limitation of Trustees' Liability
Brokerage Transactions
Portfolio Turnover Rate
Book Entry Only System
Purchase and Redemption of Shares in Creation Units
Determination of NAV
Dividends and Distributions
Federal Income Taxes
Financial Statements

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company with multiple series, including the Funds. This SAI relates to the Funds. The Trust is a Delaware statutory trust formed on July 15, 2025. The Trust is registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (together with the rules and regulations thereunder, the "1940 Act"), as an open-end management investment company, and the offering of shares of beneficial interest ("Shares") is registered under the Securities Act of 1933, as amended (the "Securities Act"). The Trust is governed by its Board of Trustees (the "Board"). Corgi Strategies, LLC (the "Adviser") will serve as investment adviser to the Funds.

Each Fund is an exchange-traded fund ("ETF") that seeks to provide investors with a defined-outcome return profile over an "Outcome Period," consisting of (i) upside participation in the price return of its Underlying ETF up to a stated "Cap" and (ii) a "Buffer" against the first specified percentage of losses in the Underlying ETF's price return, in each case, as described in the applicable Prospectus. Each Fund expects to achieve its objective primarily through investments in exchange-listed FLEX Options on the Underlying ETF.

Each Fund offers and issues Shares at their net asset value ("NAV") only in aggregations of a specified number of Shares (each, a "Creation Unit"). A Fund generally issues and redeems Creation Units in exchange for a basket of securities ("Deposit Securities") together with a specified cash payment (the "Cash Component"). The Trust may permit or require the substitution of a cash amount ("Deposit Cash") in lieu of some or all Deposit Securities. Shares are expected to be listed on the Exchange and trade on the Exchange at market prices, which may differ from NAV. Shares are redeemable only in Creation Unit aggregations and, in general, in exchange for portfolio securities and a specified cash payment, or instead, entirely for cash. As a practical matter, mostly only institutions or large investors, known as "Authorized Participants" or "APs," purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.

Because each Fund expects to achieve its objective primarily through FLEX Options and other instruments that may be treated as derivatives for operational purposes, the Trust generally anticipates effecting creations and redemptions for each Fund in cash rather than in-kind. The Trust may impose transaction fees on cash creations and redemptions designed to cover the Fund's estimated costs, which may include costs of entering into, maintaining, adjusting, or unwinding FLEX Options positions and other portfolio adjustments associated with cash creations and redemptions.

Shares may be issued in advance of receipt of some or all Deposit Securities, subject to conditions set forth in the participant agreement among the AP, the distributor, and the transfer agent (the "Participant Agreement"), including a requirement to maintain with the Trust cash at least equal to a specified percentage of the value of any missing Deposit Securities. The Trust may impose a transaction fee on each creation or redemption. In all cases, such fees will be limited in accordance with SEC requirements applicable to management investment companies offering redeemable securities. As with other publicly traded securities, brokers' commissions on secondary-market transactions are negotiated with your broker at customary rates.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

The Funds' investment objectives and principal investment strategies are described in the Prospectuses under "Investment Objective" and "Principal Investment Strategies," respectively. The information below supplements, and should be read together with, the Prospectuses. For additional information about certain permitted investments and investment practices, see "Description of Permitted Investments" and "FLEX Options and Defined Outcome Mechanics" in this SAI.

Unless otherwise noted, with respect to the Funds' investments, if a percentage limitation is satisfied at the time of investment or contract, a subsequent increase or decrease due to market movements, redemptions, or other causes will not, by itself, result in a violation of that limitation.

Non-Diversification

Each Fund is classified as non-diversified under the 1940 Act. As a result, a Fund is not limited by the 1940 Act with respect to the percentage of its assets that may be invested in the securities of a single issuer. A Fund therefore may invest a larger portion of its assets in the securities of a single issuer or a smaller number of issuers than a diversified fund. Those issuers may represent a greater portion of the Fund's portfolio, which can adversely affect performance or subject Shares to greater price volatility than more diversified investment companies. While each Fund is "non-diversified" under the 1940 Act, to qualify as a RIC the Fund must satisfy Subchapter M diversification tests. Accordingly, with respect to at least 50% of total assets, the Fund will not hold more than 10% of the outstanding voting securities of any one issuer or invest more than 5% of total assets in any one issuer.

Although each Fund is non-diversified for purposes of the 1940 Act, each intends to maintain the diversification required under the Code and otherwise operate so as to qualify as a regulated investment company ("RIC") for federal income tax purposes, thereby generally avoiding fund-level federal income tax on income and gains distributed to shareholders. Compliance with the Code's diversification and other requirements may limit investment flexibility and could make it less likely that a Fund will meet its investment objective. See "Federal Income Taxes" in this SAI for further discussion.

Derivatives Risk Management and Rule 18f-4

Each Fund expects to use derivatives transactions, including exchange-listed FLEX Options, as described in the Prospectus and this SAI. The Funds' use of derivatives is subject to Rule 18f-4 under the 1940 Act ("Rule 18f-4"). The Trust has adopted (or will adopt prior to operations) a derivatives risk management program reasonably designed to manage the Funds' derivatives risks and to comply with Rule 18f-4, including (as applicable) Board oversight, appointment of a derivatives risk manager, policies and procedures relating to derivatives risk identification and assessment, stress testing, backtesting, internal reporting and escalation, and program review. Any value-at-risk ("VaR") testing approach and any designated reference portfolio selection for a Fund will be as determined under the Trust's program and disclosed/maintained consistent with Rule 18f-4 and related SEC guidance.

Special Considerations for the Funds

  Outcome Period. Each Fund's strategy is designed to seek the Outcomes based on the Underlying ETF's price return over a full Outcome Period. The Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. There is no guarantee that any Fund will achieve its intended Outcomes or meet its investment objective.

  Limited Upside. For each Outcome Period, a Fund's shareholder returns are subject to a maximum upside return (the "Cap"), which is the highest percentage gain an investor is intended to achieve from an investment in that Fund for that Outcome Period. If a Fund's return for an Outcome Period exceeds the Cap, shareholders are not expected to participate in gains above the Cap. The Cap is set at the start of each Outcome Period and is determined by market conditions at that time. The Cap is expected to vary from one Outcome Period to the next and may be higher or lower in different Outcome Periods. The effective Cap will be reduced by the Fund's fees and expenses, including any applicable transaction fees and any extraordinary expenses incurred by the Fund.

  Buffer. For investors who hold Fund Shares for the entire Outcome Period, each Fund seeks to provide a buffer against the first specified percentage of losses in the Underlying ETF's share price (the "Buffer"), measured from the Underlying ETF share price used when the Fund establishes its FLEX Options positions at the start of the Outcome Period. Shareholders will bear losses in excess of the applicable Buffer on a one-to-one basis. The Buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The Buffer is described before the impact of Fund fees and expenses (including the Fund's annual management fee, any transaction fees, and any extraordinary expenses), each of which will reduce returns and may reduce the level of protection effectively experienced by shareholders.

  Effect of Buying After the Outcome Period Begins. Because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Fund seeks to provide for a full Outcome Period holding. For example, if a Fund has already declined by an amount equal to or greater than the applicable Buffer during an Outcome Period, a purchaser at that time may not benefit from the Buffer for the remainder of that Outcome Period. Similarly, if a Fund has increased in value during an Outcome Period, a purchaser at that higher price may have limited--or no--remaining upside before the Cap is reached, yet remain exposed to downside risk. Investors selling Shares prior to FLEX Options expiration may do so when the Fund's performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period.

  Options Time Value. During an Outcome Period, a Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. A Fund's NAV reflects the value of its portfolio, which is expected to be comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration, interest rates, and actual and implied volatility. A Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude and timing of those changes may differ from the corresponding changes in the Underlying ETF's share price.

  FLEX Options Characteristics. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by the OCC, they may trade in less liquid markets than certain other instruments, including standardized listed options. In periods of reduced liquidity, a Fund may have difficulty closing out FLEX Options positions at the times and prices it prefers, and the Fund's ability to manage its portfolio (including in connection with creations and redemptions) may be adversely affected. Some FLEX Options positions may expire worthless. FLEX Options held by a Fund are valued based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.

  No Dividend Exposure to the Extent of Options Positions. The Funds' strategies are structured to seek the Outcomes based on the Underlying ETF's price return over the Outcome Period. Because a Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Funds are not intended as income-oriented investments.

General Risks

The value of a Fund's portfolio investments may fluctuate with changes in market conditions and events affecting particular issuers, industries, sectors, or regions, and with broader economic, political, or financial market developments. Each Fund's portfolio is expected to consist primarily of exchange-listed FLexible EXchange® Options ("FLEX Options") that reference the exchange-traded fund identified as the Fund's "Underlying ETF." As a result, a Fund's NAV and the market price of its Shares will be influenced by changes in the Underlying ETF's share price (i.e., its "price return") and by factors that affect option values, including the time remaining to expiration, interest rates, and the actual and implied volatility of the Underlying ETF. An investor in a Fund could lose money over short or long periods.

There is no assurance that a liquid market will exist for all instruments held by a Fund. Market liquidity may depend on whether market makers and other participants are willing to make markets in particular instruments, including FLEX Options. In periods of reduced liquidity, the Fund may have difficulty entering into, closing out, rolling, or otherwise adjusting FLEX Options positions at the times and prices it prefers. The price at which instruments may be sold or closed out, and the value of Shares, can be adversely affected if trading markets are limited or disrupted, if bid/ask spreads are wide, or if trading halts, exchange-imposed limits, or other restrictions apply.

Financial markets, domestic and foreign, have at times experienced unusually high volatility. Continuing events and market turbulence may adversely affect Fund performance, including by increasing option premiums, widening bid/ask spreads, reducing liquidity, and impairing a Fund's ability to implement or maintain its options-based strategy on terms the Adviser or Sub-Adviser deems acceptable.

Cyber Security Risk. Investment companies and their service providers face operational and information-security risks from cyber incidents. Cyber events include, among other things, data theft or corruption, denial-of-service attacks, unauthorized release of confidential information, and other breaches. Cyber incidents affecting a Fund or the Adviser, custodian, transfer agent, intermediaries, or other third-party service providers may, among other effects, disrupt the processing of shareholder transactions, impair a Fund's ability to calculate its NAV, cause the release of private shareholder or issuer information, impede trading, result in regulatory fines or financial losses, and damage reputation. A Fund may also incur additional costs for cybersecurity risk management. Similar risks affect issuers in which a Fund invests and could have material adverse consequences for such issuers, potentially reducing the value of the Fund's investments.

DESCRIPTION OF PERMITTED INVESTMENTS

The following describes the investments and techniques the Fund may use, and the related risks. The Fund will employ any investment or practice below only if it is consistent with the Fund's investment objective and permitted by the Fund's stated policies. Some items discussed in this SAI are not principal strategies, as disclosed in the Prospectus; while the Fund is permitted to use them, it is not required to do so.

Borrowing

Although the Funds do not expect to borrow, each may do so to the extent allowed by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. Any borrowing is expected to be for short-term or emergency purposes, not for investment, and would be repaid promptly. Borrowing magnifies the effect on NAV of changes in the market value of the Fund's holdings. Amounts borrowed bear interest (which may or may not be offset by earnings on purchased securities), and maintaining a credit facility may involve minimum balances, commitment fees, or other costs that increase the effective cost of borrowing.

For each Fund, leverage is expected to come primarily from derivatives (for example, total return swaps and futures) rather than from cash borrowings. If a Fund borrows, the Fund will maintain asset coverage of at least 300% of all borrowings as required by Section 18 of the 1940 Act. Short-term borrowings, if any, may include custodial overdrafts or borrowings under a credit facility for settlement, liquidity, or other administrative purposes, and will be repaid promptly.

Separately, to the extent a Fund uses derivatives (including FLEX Options), the Fund may experience economic leverage because the value of a derivative position may change by an amount that is larger, in percentage terms, than changes in the value of the assets supporting that position. Economic leverage can increase the volatility of a Fund's NAV and may increase the Fund's risk of loss.

Equity Securities

Equity securities (for example, common stock) are subject to stock-market risk and may fluctuate significantly as market conditions, investor sentiment, or an issuer's financial position change. Declines in the value of equity holdings may cause a Fund's Shares to fall in value. An investment in a Fund entails the risks inherent in equity ownership, including the risk that issuer fundamentals deteriorate or that broad market conditions weaken, either of which can reduce the value of portfolio investments and, in turn, the value of Shares.

A Fund may hold equity securities directly (including, as applicable, shares of the Underlying ETF and/or other equity securities) to the extent consistent with the Fund's investment objective and strategies described in the Prospectus. A Fund's exposure to the Underlying ETF's price return is expected to be obtained primarily through FLEX Options on the Underlying ETF, and equity holdings, if any, may be used for cash management, to facilitate creations and redemptions, or for other purposes consistent with the Fund's strategies.

Types of Equity Securities:

Common Stocks - Common stock represents an ownership interest in an issuer, typically with voting rights and the potential to receive dividends. Unlike preferred stock, dividends on common stock are not fixed and are declared at the discretion of the issuer's board of directors.

Holders of common stock generally take on more risk than holders of preferred stock or debt because common shareholders stand behind creditors and preferred shareholders in the issuer's capital structure. Common stock has neither a stated principal amount nor a maturity date and remains subject to market fluctuations as long as it is outstanding.

Preferred Stocks - Preferred stock represents an ownership interest that typically has priority over common stock for dividends and liquidation proceeds, but is junior to the issuer's liabilities. Preferred stock generally has no voting rights. Varieties include adjustable-rate, fixed-dividend, perpetual, and sinking-fund preferred stock.

In general, market values of fixed-rate, non-convertible preferred stock move inversely with interest rates and with changes in perceived credit quality.

Derivatives Used by the Funds

Each Fund seeks to provide investors with specified return characteristics (the "Outcomes") tied to the performance of its Underlying ETF's share price (i.e., its "price return") over an approximately one-year period (the "Outcome Period"). To pursue its objective, each Fund expects to invest primarily in exchange-listed FLEX Options that reference the Underlying ETF. The Fund's strategy is designed to establish, at the beginning of an Outcome Period, a structured portfolio of FLEX Options intended to provide (i) upside participation up to a stated maximum return (the "Cap") and (ii) a buffer against the first specified percentage of losses (the "Buffer"), each as described in the Fund's Prospectus and as in effect for the applicable Outcome Period. The Fund is not expected to seek leveraged investment results and is not designed to reset exposure daily. The Fund's NAV and the market price of its Shares will be affected by the market value of its FLEX Options positions, which may not move in direct proportion to the Underlying ETF's share price at all times.

  FLEX Options. A Fund expects to utilize a combination of call and put FLEX Options on the Underlying ETF with customized terms (including strike prices and expiration dates), subject to exchange rules. Each FLEX Option references the Underlying ETF and is generally established to expire on the last day of the applicable Outcome Period. The Fund utilizes European-style option contracts, which are exercisable only on the expiration date. The Sub-Adviser selects the strike prices at the start of the Outcome Period and sets strikes so that, if the FLEX Options are held through expiration, the Fund may be positioned to deliver the intended Outcomes based on the Underlying ETF's performance over the Outcome Period. The Cap is determined by market conditions at the beginning of the Outcome Period and will vary from one Outcome Period to the next. Premiums paid to purchase certain options are expected to be generally offset, in whole or in part, by premiums received from selling other options; however, there can be no assurance that the Fund will be successful in establishing or maintaining its positions on desired terms or that the Fund will achieve its intended Outcomes.
  Other Options. A Fund may use standard exchange-traded options on futures, indexes, or exchange-traded funds for exposure or to manage risk. Option values can be highly sensitive to changes in the price and volatility of the reference asset and to time decay. A Fund expects to use such options opportunistically for exposure or risk management and does not expect standard options to be a primary source of the Fund's Outcomes.
  Money Market Instruments and Short-Term Investments. A Fund may hold cash, U.S. government securities, repurchase agreements, and interests in money market funds to meet margin and collateral needs, to manage liquidity, or pending investment. To the extent a Fund invests in a money market fund, shareholders bear their proportionate share of the money market fund's fees in addition to the Fund's expenses. Cash and cash equivalents may serve as collateral for the Fund's FLEX Options and other derivatives.
  Outcome Period and Resets. The Fund's defined outcome strategy is designed to produce its Outcomes over the entirety of the Outcome Period. At the conclusion of an Outcome Period, the Fund will reset for a new Outcome Period, which will involve the liquidation of existing FLEX Options and the purchase of a new set of FLEX Options with a new Cap based on prevailing market conditions. If an investor purchases Shares after an Outcome Period has begun or sells Shares prior to the end of an Outcome Period, the investment results may differ significantly from the Outcomes sought by the Fund.
  Derivatives Risk Management and Rule 18f-4. A Fund expects to rely on Rule 18f-4 under the 1940 Act for its derivatives and certain financing transactions. Among other things, the Fund will operate a derivatives risk management program administered by a designated derivatives risk manager, and the Fund will be subject to a value-at-risk (VaR) limit. Generally, the Fund will satisfy the limit if the VaR of its portfolio (including derivatives) does not exceed 200% of the VaR of a designated reference portfolio (the Relative VaR test) or, if that test is not appropriate, 20% of the Fund's net assets (the Absolute VaR test).
  Commodity Interests and CFTC Matters. To the extent a Fund invests in commodity interests (for example, futures, options on futures, or swaps), the Adviser intends to claim an exclusion from the definition of "commodity pool operator" with respect to the Fund, such that the Adviser would not be required to register with the CFTC as a commodity pool operator for the Fund.

Rights and Warrants - Rights give existing shareholders the privilege to subscribe to a new issue of common stock, usually for a short period (often two to four weeks) at a discount to the public offering price; rights are typically transferable. Warrants are long-dated options, often issued with debt or preferred stock, that allow the holder to purchase common shares at a specified price; warrants are usually transferable and may trade on exchanges.

Rights and warrants may involve greater risk than direct investment in the underlying securities. They typically do not convey voting rights, dividends, or ownership in the issuer's assets; their values may not track the underlying securities; and they can expire worthless if not exercised by their expiration dates. Using rights or warrants can increase potential gains and losses compared to investing the same amount directly in the underlying stock.

When-Issued Securities - A when-issued security has defined terms and an active market but has not yet been issued. In such transactions the Fund relies on the counterparty to deliver. If delivery does not occur, the Fund may miss an opportunity to acquire the security at an attractive price or yield.

Purchasing when-issued securities exposes the Fund to ownership-like risks prior to settlement, including price and yield changes. By settlement, the market value may be higher or lower than the agreed purchase price, and prevailing yields may differ from those available when the trade was executed. Because payment is deferred until delivery, these risks are in addition to the risks of the Fund's other investments.

SEC Rule 18f-4 under the 1940 Act (the "Derivatives Rule") permits investments on a when-issued, forward-settling, or non-standard settlement basis notwithstanding Section 18's senior-security restrictions, provided the Fund intends to physically settle and settlement will occur within 35 days of the trade date (the "Delayed-Settlement Securities" provision). Transactions that do not meet that provision are treated as derivatives under Rule 18f-4.

Short Sales

A Fund may engage in short sales of securities it does not own (and, in some cases, short sales against-the-box, i.e., short sales of stocks it does own). In a short sale, the Fund borrows the security, sells it, and later seeks to purchase the same security to return to the lender. Short sales involve the risk that the borrowed security increases in price before the position is closed, which would result in a loss. The Fund can also be required to close a short position earlier than desired (for example, if the lender recalls the security or borrowing costs rise), which may cause a loss. Because the price of the borrowed security may increase indefinitely, such losses are theoretically uncapped.

Short sales require the Fund to pledge liquid assets and to post margin with the broker. While the short position is open, the Fund generally will pay borrowing fees and any amounts equal to dividends or interest that accrue on the borrowed security. These amounts reduce the return on the position and can create a negative cost of carry. Any payments in lieu of dividends on short positions generally are not qualified dividend income.

For purposes of Rule 18f-4 under the 1940 Act, short sales are treated as derivatives transactions and are subject to the Fund's derivatives risk management program and value-at-risk limits. Short sales also involve counterparty, liquidity, and operational risks, including the risk of buy-in if the broker cannot continue to borrow the security.

Active Management Risk. Because the Funds are actively managed, the Funds' performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Funds may underperform funds with similar objectives, its benchmark, or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Clearing Member Default and Customer Asset Risk. Certain derivatives transactions, including FLEX Options, are required to be centrally cleared ("cleared derivatives"). For cleared derivatives, a Fund's counterparty is the clearing house (such as the OCC), rather than a bank or broker. Because the Funds are not members of any clearing house, they access cleared derivatives through accounts maintained at clearing house members ("clearing members"). Payments associated with cleared derivatives (including margin) are made to and received from the clearing house through a Fund's accounts at clearing members. Customer funds held at a clearing organization in connection with option contracts are maintained in a commingled omnibus account and are not held in accounts identified to individual customers. As a result, margin assets a Fund posts with a clearing member for its FLEX Options could, in certain circumstances, be used to satisfy losses of other clients of that clearing member. Further, although clearing members generally guarantee their clients' obligations to the clearing house, a Fund's assets may not be fully protected if a clearing member enters bankruptcy. The Funds also face the risk that only a limited number of clearing members may be willing to transact on a Fund's behalf, which can increase the impact of any clearing member default. If a clearing member defaults, a Fund could lose some or all of the benefits of transactions it entered into through that clearing member. The loss of a clearing member relationship could also increase transaction costs and create operational challenges that hinder the Fund's ability to implement its strategy. If a Fund cannot obtain access to a clearing member willing to transact on its behalf, the Fund may be unable to implement its investment strategy effectively.

Concentration Risk. Because the Funds reference the Underlying ETF, the Funds will have exposure to industries or groups of industries to the same extent as the Underlying ETF. If a Fund has significant exposure to a single asset class or to issuers in the same country, state, region, industry, or sector, negative developments affecting that exposure could hurt the Fund more than a more diversified fund. Concentration can increase volatility and make the Funds more sensitive to a single event.

Counterparty and Clearinghouse Risk. Counterparty risk is the risk that an issuer, guarantor, or counterparty associated with a security or transaction is unable or unwilling to meet its obligations. Such risk may arise due to a counterparty's financial condition, market activities, or other factors, and a Fund may experience limited or delayed recovery. Because the OCC acts as guarantor and central counterparty for the Funds' FLEX Options, the Funds' ability to pursue their objectives depends in part on the OCC's ability to perform its obligations. If an OCC clearing member through which a Fund transacts becomes insolvent, some or all of the Fund's FLEX Options positions may be closed without the Fund's consent, or the Fund may experience delays or other difficulties in closing or exercising affected positions. Any such events could impair the Fund's ability to implement its strategy and deliver the Outcomes. The OCC's rules and procedures are designed to facilitate prompt settlement of options transactions and exercises, including in connection with clearing member insolvencies; however, there is a risk that the OCC and its backup systems could fail if insolvencies are substantial or widespread. In the unlikely event the OCC becomes insolvent or otherwise cannot meet its settlement obligations, a Fund could suffer significant losses.

Defined Outcome Strategy Risk. Because the Funds use a defined outcome approach, they are exposed to risks that differ from those of conventional funds. These strategy-specific risks include the following.

  Buffer and Outcome Period Timing Risk. The Funds' strategy is intended to provide a buffer against Underlying ETF losses over an Outcome Period, based on the applicable Fund's Buffer design (including a 10% first-loss buffer, a 15% first-loss buffer, a Deep Buffer that applies only within a specified loss range (the "Buffer Zone"), or a 100% Buffer) but there is no assurance the Funds will do so. The buffer is not principal protection, and a shareholder may lose some or all of their investment, including the entire investment. The intended buffered result is generally sought only for shareholders who hold Shares beginning when a Fund establishes its FLEX Options positions and continuing through the expiration of those FLEX Options at the end of the Outcome Period. Investors who buy Shares after the FLEX Options are established or sell Shares before they expire may not receive the intended buffer and should expect returns that differ, potentially materially, from the outcomes the Funds seek.

  For the Deep Buffer Funds, the Buffer is intended to apply only within the Buffer Zone, and the Fund is expected to experience losses on a one-to-one basis for the First Loss and for losses beyond the Buffer Zone. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer for an investor who purchases Shares during the Outcome Period.

  For the 100% Buffer Funds, the Buffer is measured from the Underlying ETF's price at the beginning of the Outcome Period and applies only at FLEX Options expiration; shareholders who purchase Shares after the Outcome Period begins may experience losses that are not protected by the Buffer. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer for an investor who purchases Shares during the Outcome Period.

  Cap and Upside Participation Risk. The Funds' potential gains for an Outcome Period are limited by a maximum return level (the "Cap"). If the Underlying ETF appreciates by more than the Cap during an Outcome Period, the Funds will not participate in returns above the Cap and will underperform the Underlying ETF by the amount of that excess appreciation. In addition, there can be no guarantee that the Funds will successfully provide shareholders with a total return that matches increases in the Underlying ETF over the Outcome Period up to the Cap. Because the strategy is designed to align with the Underlying ETF's price return (subject to the Cap) at the end of the Outcome Period, an investor who sells Shares prior to FLEX Options expiration may do so when the Funds' performance does not correspond to the Underlying ETF's performance over the Outcome Period and may therefore realize returns that are worse than the Underlying ETF's returns over that same period. Investors purchasing Shares after a Fund has already appreciated during an Outcome Period may have little or no remaining upside before the Cap is reached, yet remain exposed to downside risk.

  Transaction Fee and Mid-Period Trading Risk. The Funds seek to manage their portfolios so that transaction fees incurred in connection with managing a Fund's assets do not impair its ability to provide upside exposure or achieve returns consistent with the Cap when the Underlying ETF's returns are equal to or exceed the Cap; however, there is no guarantee the Funds will be able to do so. More generally, because the strategy's intended return profile is designed to be realized at FLEX Options expiration, investors who trade Shares during an Outcome Period--including purchases after the FLEX Options are entered into or sales before they expire--may experience returns that do not match those the Funds seek to provide.

  Cap Reset Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

  Multiple Outcome Period Risk. Investors who hold Shares through multiple Outcome Periods may experience returns that trail the Underlying ETF over time. Gains above the Cap in one Outcome Period are forfeited, while losses below the Buffer are locked in and cannot be recovered in subsequent Outcome Periods. Over multiple Outcome Periods, these effects may cause the Fund to underperform the Underlying ETF materially.

  For the Deep Buffer Funds, losses incurred during the First Loss portion or losses that extend beyond the Buffer Zone during an Outcome Period are locked in at the end of that Outcome Period and cannot be recovered in subsequent Outcome Periods. As a result, holding Shares through multiple Outcome Periods may compound the effects of losses experienced outside the Buffer Zone and increase the likelihood that the Fund underperforms the Underlying ETF over time.

  For the 100% Buffer Funds, the Buffer is measured from the Underlying ETF's price at the beginning of each Outcome Period and applies only at the conclusion of that Outcome Period. Any losses experienced due to purchases made after the start of an Outcome Period, or any foregone gains resulting from the imposition of a Cap at the conclusion of an Outcome Period, are not recoverable in subsequent Outcome Periods. As a result, investors who hold Shares through multiple Outcome Periods may experience returns that materially trail those of the Underlying ETF over time.

For the Deep Buffer Funds, losses incurred during the First Loss portion or losses that extend beyond the Buffer Zone during an Outcome Period are locked in at the end of that Outcome Period and cannot be recovered in subsequent Outcome Periods. As a result, holding Shares through multiple Outcome Periods may compound the effects of losses experienced outside the Buffer Zone and increase the likelihood that the Fund underperforms the Underlying ETF over time.

For the 100% Buffer Funds, the Buffer is measured from the Underlying ETF's price at the beginning of each Outcome Period and applies only at the conclusion of that Outcome Period. Any losses experienced due to purchases made after the start of an Outcome Period, or any foregone gains resulting from the imposition of a Cap at the conclusion of an Outcome Period, are not recoverable in subsequent Outcome Periods. As a result, investors who hold Shares through multiple Outcome Periods may experience returns that materially trail those of the Underlying ETF over time.

ETF Risks. Each Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

  Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Each Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

  Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

  Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

  Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

FLEX Options and Derivatives Risk. The Funds will use FLEX Options that are issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). Although the OCC is the central counterparty for these transactions, the Funds are subject to the risk that the OCC is unable or unwilling to meet its obligations under the FLEX Options contracts. In the unlikely event the OCC becomes insolvent or otherwise cannot satisfy its settlement obligations, the Funds could incur significant losses. In addition, FLEX Options may trade in less liquid markets than certain other instruments, including standardized options. In periods of reduced liquidity, the Funds may have difficulty closing out FLEX Options positions at the times and prices they prefer. This liquidity constraint can also affect the Funds' creation and redemption process: if market participants are unwilling or unable to enter into FLEX Options transactions with a Fund at prices that reflect the market price of the Fund's Shares, the Fund's NAV--and in turn the market price of its Shares--could be adversely affected. The Funds may experience substantial losses related to particular FLEX Options positions, and some FLEX Options positions may expire worthless. FLEX Options held by the Funds are exercisable at the strike price on their expiration date. As expiration approaches, a FLEX Option's value typically moves more closely with the value of the Underlying ETF. Before that time, however, FLEX Options generally will not increase or decrease at the same rate as the Underlying ETF on a day-to-day basis (even if they tend to move in the same direction). The Funds will value their FLEX Options based on market quotations or other recognized pricing methods. The value of FLEX Options is influenced by, among other factors, changes in the Underlying ETF's share price, interest rates, actual and implied volatility of the Underlying ETF, and the time remaining until expiration.

Investment Objective Risk. The Funds may not achieve their investment objectives. This could happen, for example, if (i) a Fund sells FLEX Options, (ii) a Fund is unable to maintain the intended number and mix of FLEX Options positions, (iii) Fund expenses related to implementing the strategy are higher than expected, or (iv) tax laws or IRS interpretations change in a way that affects the tax treatment of FLEX Options.

Liquidity and Valuation Risk. The Funds invest primarily in FLEX Options that reference the Underlying ETF. The market for FLEX Options may be less liquid than the market for the Underlying ETF's shares or for standardized options. In stressed markets, liquidity can decline sharply and bid-ask spreads can widen. In those conditions, a Fund may have difficulty entering into, adjusting, or closing FLEX Options positions at the times or prices it wants. This can increase transaction costs and may reduce the Fund's returns. Reduced liquidity can also contribute to differences between the Fund's NAV and the market price of its Shares.

  Fair Value Pricing Risk. A Fund normally values its FLEX Options using market quotations. If market quotations are not readily available or are considered unreliable, the Fund may use fair value pricing. A fair value price is an estimate and may be higher or lower than the price the Fund could receive if it sold or closed the position. The Fund could realize a loss if a FLEX Option is sold, closed, or valued at expiration at a price different from its fair value.

  Nonlinear Pricing Risk. FLEX Option values are affected by more than changes in the Underlying ETF's share price. Factors such as time remaining until expiration, interest rates, and actual and implied volatility can also affect prices. Because of these factors, a Fund's NAV may not move in the same way as the Underlying ETF from day to day, and pricing differences may be larger during volatile or less liquid markets.

Market Risk. The Funds can lose money. Share prices may fall quickly because of short-term market moves or over longer periods during broad market declines. FLEX Options and other assets may drop in value due to general market conditions, changes in interest rates, inflation, economic slowdowns, or events affecting a particular company, industry, sector, region, or country. In a market downturn, many investments can decline at the same time. Events such as bank failures, political or regulatory changes, armed conflicts, natural disasters, or health crises can increase volatility, reduce liquidity, disrupt trading, and lower the value of the Funds' investments and Shares.

New Adviser Risk. The Adviser has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve a Fund's intended investment objective.

New Fund Risk. The Funds are newly organized and have limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Non-Diversified Fund Risk. Each Fund is non-diversified, which means it may invest a larger percentage of its assets in the securities of a smaller number of issuers or obtain exposure through a smaller number of counterparties than a diversified fund. As a result, a Fund may be more susceptible to a single economic, market, political, or regulatory occurrence, or to a decline in the financial condition of an issuer or counterparty, and such an event may have a disproportionately negative impact on the Fund.

Option Contracts Risk. The use of option contracts involves strategies and risks that differ from investing in ordinary portfolio securities. Option prices may be volatile and are affected by factors such as actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, fiscal and monetary policies, national and international political and economic events, changes in the actual or implied volatility of the reference asset, and the time remaining until expiration. At times, movements in option values may not correlate perfectly with movements in the reference asset, and there may not be a liquid secondary market for certain option contracts. The Funds have taken steps to comply with Rule 18f-4 under the Investment Company Act of 1940, as amended ("Rule 18f-4"), in connection with their use of FLEX Options. The Funds have adopted and implement a derivatives risk management program with policies and procedures reasonably designed to manage derivatives risks, have appointed a derivatives risk manager responsible for administering that program, comply with applicable limits on derivatives-related risks, and provide enhanced reporting to the Board, the SEC, and the public regarding derivatives activities. If a Fund is not in compliance with Rule 18f-4, the Fund may be required to adjust its portfolio, which could negatively affect the Fund's ability to deliver the sought-after Outcomes.

Underlying ETF Risk. The Funds' results depend in significant part on the performance of the applicable Underlying ETF and the risks associated with that ETF and its holdings. Because the Funds' FLEX Options reference the Underlying ETF, adverse developments affecting the Underlying ETF--whether related to its portfolio, portfolio construction, trading, or operations--can negatively affect a Fund's performance and its ability to achieve its investment objective. In addition to ETF-structure risks that may apply to the Underlying ETF (including trading, liquidity, and operational risks), the Funds are indirectly exposed to the investment and portfolio risks of the Underlying ETF, which may include the following:

  Style and Factor Exposure Risk. The Underlying ETF may have meaningful exposure to particular investment styles or factors (such as growth, momentum, quality, profitability, or valuation characteristics). Periods when those styles or factors underperform the broader market could cause the Underlying ETF--and therefore the Funds--to underperform, potentially for extended periods.

  Valuation Risk. The market prices of securities held by the Underlying ETF may become disconnected from their fundamental value, particularly during periods of market stress or when investor sentiment shifts. Securities perceived to be "expensive" may experience sharp drawdowns even without issuer-specific negative news, which could adversely affect the Underlying ETF and the Funds.

  Index, Methodology, and Reconstitution Risk. If the Underlying ETF tracks an index or uses rules-based selection and weighting, the Underlying ETF may be affected by the design and construction of that methodology, including eligibility criteria, weighting schemes, rebalancing frequency, and corporate action treatment. Changes to the methodology, index errors, delayed implementation, or reconstitution effects (including forced buying and selling) could adversely affect the Underlying ETF's performance and increase volatility.

  Tracking Error Risk. The Underlying ETF may not perfectly track its benchmark or intended exposure due to fees and expenses, transaction costs, imperfect replication, sampling, timing differences, cash holdings, rebalancing effects, and other implementation factors. Any such tracking differences can affect the Underlying ETF's returns and therefore a Fund's results.

  Portfolio Turnover and Trading Impact Risk. The Underlying ETF may experience elevated portfolio turnover due to rebalancing, index changes, or methodology-driven trades. Higher turnover can increase transaction costs and may create market impact, particularly in less liquid securities or during stressed market conditions, which may reduce performance.

  Liquidity of Underlying Holdings Risk. The securities held by the Underlying ETF may at times be less liquid, particularly during periods of heightened volatility or market dislocation. Reduced liquidity can widen bid-ask spreads, increase trading costs, and make it more difficult for the Underlying ETF to adjust positions at desired prices, which could adversely affect the Underlying ETF and the Funds.

  Premium/Discount and Secondary Market Trading Risk of the Underlying ETF. Shares of the Underlying ETF trade on an exchange and may trade at prices above (premium) or below (discount) their net asset value. The frequency and magnitude of premiums/discounts may increase in volatile markets, when liquidity is reduced, or when the Underlying ETF's holdings are difficult to price or trade. Such dislocations can affect the performance of FLEX Options referencing the Underlying ETF and, consequently, the Funds' returns.

  Securities Lending Risk. To the extent the Underlying ETF engages in securities lending, it is subject to borrower default risk, collateral shortfalls, delays in recovering loaned securities, and operational or counterparty failures. Losses or reduced lending revenue could negatively affect the Underlying ETF's performance, which would in turn affect the Funds.

  Regulatory and Litigation Risk Affecting Underlying ETF Holdings. Issuers held by the Underlying ETF may be affected by changes in law, regulation, enforcement actions, or litigation (including antitrust, consumer protection, privacy, intellectual property, or other regimes). Such developments can materially impact issuer profitability and valuations, and therefore the Underlying ETF and the Funds.

  S&P 500 Underlying ETF Risk (For S&P 500 Underlying Funds). The Underlying ETF seeks to track, before expenses, the price and yield performance of the S&P 500® Index, and the Funds' results depend in significant part on the performance of that Underlying ETF and the risks associated with its holdings and sector exposures. Because the S&P 500® Index is a market-capitalization weighted index of large-capitalization U.S. companies, the Underlying ETF (and therefore the Funds) may be significantly affected by the performance of a relatively small number of the largest issuers, which may represent a meaningful portion of the index at any time. As a result, weakness in those issuers, or in one or more sectors that become more heavily represented in the index, could disproportionately reduce the Underlying ETF's performance and increase volatility for the Funds. In addition, the Underlying ETF's performance may be adversely affected by broad equity market risk, sector or industry-specific developments, and company-specific events affecting large-cap issuers, including changes in interest rates, inflation expectations, economic growth, geopolitical events, and regulatory developments. The index and the Underlying ETF may also experience rebalancing or reconstitution effects, which can contribute to higher turnover, market impact, and tracking differences during volatile or stressed market conditions.

  Nasdaq-100 Underlying ETF Risk (For Nasdaq-100 Underlying Funds). The Underlying ETF seeks to track, before expenses, the performance of the Nasdaq-100® Index, and the Funds' results depend in significant part on the performance of that Underlying ETF and the risks associated with its holdings and sector exposures, which may be more concentrated in certain sectors than the broader U.S. equity market. Because the Nasdaq-100® Index may be more heavily exposed to certain sectors and industries (including, at times, technology and technology-related companies), adverse developments affecting those sectors or a limited number of large issuers may have a greater impact on the Underlying ETF (and therefore the Funds) than on a more broadly diversified equity fund. The Nasdaq-100® Index may also exhibit greater exposure to growth-oriented companies and valuation-sensitive securities, meaning that periods of rising interest rates, changes in inflation expectations, tightening financial conditions, or reduced investor risk appetite may cause the Underlying ETF--and therefore the Funds--to underperform, potentially for extended periods. In addition, many issuers represented in the Nasdaq-100® Index may face heightened risks related to rapid technological change, competitive pressures, cybersecurity incidents, regulatory scrutiny, and intellectual property or litigation matters, any of which could materially affect issuer valuations and the Underlying ETF's performance. Reconstitution and rebalancing activity for the index and the Underlying ETF may also increase turnover and contribute to tracking differences or market impact, particularly during periods of market volatility.

  Russell 2000 Underlying ETF Risk (For Russell 2000 Underlying Funds). The Underlying ETF seeks to track, before expenses, the performance of the Russell 2000® Index, and the Funds' results depend in significant part on the performance of that Underlying ETF and the risks associated with its holdings and sector exposures. Because the Russell 2000® Index is comprised primarily of small-capitalization U.S. companies, the Underlying ETF (and therefore the Funds) may be more volatile and may experience reduced liquidity, wider bid-ask spreads, and greater sensitivity to economic conditions than funds focused on large-cap companies. Small-cap issuers often have more limited product lines, markets, and financial resources, and their securities may be more difficult to value or trade, particularly during periods of market stress. In addition, the index and the Underlying ETF may experience pronounced reconstitution and rebalancing effects, including forced buying and selling around scheduled index rebalances and index additions/deletions, which can increase turnover, trading costs, and tracking differences.

  MSCI EAFE Underlying ETF Risk (For MSCI EAFE Underlying Funds). The Underlying ETF seeks to track, before expenses, the performance of the MSCI EAFE® Index, and the Funds' results depend in significant part on the performance of that Underlying ETF and the risks associated with its holdings and exposures. Because the MSCI EAFE® Index includes non-U.S. issuers in developed markets, the Underlying ETF (and therefore the Funds) is exposed to risks associated with foreign markets, including potentially different (and potentially less robust) regulatory, accounting, auditing, financial reporting, and investor protection standards, as well as different trading, settlement, and custody practices. The Underlying ETF's holdings are generally denominated in currencies other than the U.S. dollar, and currency exchange-rate movements can materially affect the Underlying ETF's returns and increase volatility. In addition, the index and the Underlying ETF may be concentrated in particular countries, regions, or sectors at certain times, and rebalancing or reconstitution activity may increase turnover, market impact, and tracking differences, particularly during periods of market volatility.

  MSCI Emerging Markets Underlying ETF Risk (For Emerging Markets Underlying Funds). The Underlying ETF seeks to track, before expenses, the performance of the MSCI Emerging Markets® Index, and the Funds' results depend in significant part on the performance of that Underlying ETF and the risks associated with its holdings and exposures. Emerging markets investments may be more volatile and less liquid than investments in developed markets and may be subject to heightened political, regulatory, and economic risks, including the risk of government intervention, nationalization or expropriation, restrictions on foreign investment or repatriation of capital, and currency controls. Information available about issuers and markets may be less timely or reliable, and regulatory, accounting, and investor protection standards may be less developed. The Underlying ETF's holdings are generally denominated in currencies other than the U.S. dollar, and currency movements can materially affect returns and volatility. The index and the Underlying ETF also may be concentrated in particular countries or regions at times, and rebalancing or reconstitution activity may increase turnover, market impact, and tracking differences, particularly during periods of market stress.

Illiquid Investments and Restricted Securities

Under Rule 22e-4, the Fund may not acquire any illiquid investment if, immediately after purchase, more than 15% of its net assets would be invested in illiquid investments that are assets. An "illiquid investment" is one the Fund reasonably expects it cannot sell or dispose of, under current market conditions, within seven calendar days without materially affecting the investment's market value. The Fund maintains a liquidity risk management program and procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit is observed on an ongoing basis. If the Fund's holdings of illiquid investments exceed 15% of net assets because of market activity, liquidity changes, or other factors, the Fund will report the occurrence to the Board and will make determinations and take steps, consistent with Rule 22e-4 and Board-approved procedures, to reduce illiquid investments to or below 15% of net assets within a reasonable period.

The Fund may purchase restricted securities that may be resold to institutional investors and that, under the Fund's liquidity program, may be determined not to be illiquid. Many such securities trade in the institutional market under Rule 144A of the Securities Act and are referred to as Rule 144A securities.

Illiquid investments generally involve more risk than comparable, readily marketable securities. They may trade at a discount, may be harder to sell at a fair price or in a timely manner, and may prevent the Fund from taking advantage of market opportunities. Risks are most acute when the Fund needs cash (for example, during periods of net redemptions), potentially necessitating borrowing or sales at unfavorable prices.

Illiquid investments are often privately placed and may not be listed or traded on established markets. They may not be freely transferable under applicable law or due to contractual resale restrictions. If privately placed securities can only be sold through private negotiations, the realized price may be below the Fund's purchase price or below fair value. Issuers that are not public may be subject to less stringent disclosure and investor-protection requirements. If registration is required before resale, the Fund may bear those costs. Private placements may involve smaller, less seasoned issuers with limited product lines, markets, financial resources, or management depth, and the Fund may receive material non-public information that can restrict trading.

Investment Company Securities

The Fund may invest in other investment companies, including money market funds and ETFs, subject to Section 12(d)(1) of the 1940 Act and related rules. Investing through another pooled vehicle exposes the Fund to that vehicle's risks. Fund shareholders will indirectly bear their proportionate share of the acquired fund's fees and expenses (including advisory fees), in addition to fees and expenses the Fund bears directly.

Under Section 12(d)(1), immediately after purchase the Fund may not: (1) own more than 3% of the acquired company's outstanding voting stock; (2) invest in the acquired company's securities with an aggregate value exceeding 5% of the Fund's total assets; or (3) invest in the securities of the acquired company and all other investment companies in excess of 10% of the Fund's total assets. To the extent permitted by law or regulation, the Fund may invest in money market funds beyond these limits.

Registered funds may invest in other investment companies beyond Section 12(d)(1) limits if certain conditions are met. The Fund may rely on Rule 12d1-4, which provides an exemption allowing investments in other registered funds, including ETFs, subject to conditions (for example, the Fund and its advisory group may not control, individually or in the aggregate, an acquired fund, generally meaning ownership of no more than 25% of the voting securities of a registered open-end fund).

The Fund may also rely on Section 12(d)(1)(F) and Rule 12d1-3, which provide an exemption permitting investment in other registered funds (including ETFs) if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund; and (2) sales loads on Shares do not exceed FINRA Rule 2830 limits.

The Fund may invest in exchange-traded funds to obtain exposure to the Index or to a substantially similar index, including for cash equitization, to facilitate daily rebalancing, or during portfolio transitions. Such use may increase tracking error and costs relative to holding derivatives or the underlying constituents directly.

Money Market Funds

The Fund may invest in underlying money market funds that seek to maintain a stable $1 NAV ("stable NAV" funds) or whose share prices fluctuate ("variable NAV" funds). Investments in stable NAV funds can still lose value. Variable NAV funds can be worth more or less than the Fund paid when sold. Neither type is designed to provide capital appreciation. Money market funds may impose liquidity fees or temporarily suspend redemptions if liquidity falls below required thresholds. Shares of money market funds are not insured or guaranteed by the U.S. government or any government agency, and there is no assurance that a money market fund will maintain a stable price.

Other Short-Term Instruments

For liquidity or other purposes, the Fund may hold short-term instruments on an ongoing basis, including but not limited to: (1) shares of money market funds; (2) obligations of the U.S. government, its agencies, or instrumentalities (including government-sponsored enterprises); (3) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits, and other obligations of U.S. and non-U.S. banks (including foreign branches) and any similar institutions; (4) commercial paper rated Prime-1 by Moody's Investors Service or A-1 by S&P Global Ratings, or of comparable quality if unrated as determined by the Adviser; (5) non-convertible corporate debt with remaining maturities of 397 days or less that meets Rule 2a-7 rating criteria; and (6) short-term, U.S. dollar-denominated obligations of non-U.S. banks (including their U.S. branches) that, in the Adviser's opinion, are of comparable quality to eligible U.S. bank obligations. Such instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable bank deposits for a stated period and rate. Bankers' acceptances are time drafts drawn on banks, typically in international trade.

Forward-settling short-term instruments that do not settle within 35 days, or that otherwise use a non-standard settlement cycle, may be treated as derivatives under Rule 18f-4.

Securities Lending

If approved by the Board, the Fund may lend portfolio securities to qualified borrowers. Borrowers must provide collateral at least equal to the current value of the loaned securities and maintain such collateral while the loan is outstanding. The Fund may recall a securities loan at any time and recall the securities. The Fund will receive the value of any interest or cash/non-cash distributions on loaned securities; substitute payments in lieu of dividends generally do not qualify as qualified dividend income.

For cash-collateralized loans, the borrower typically receives a fee based on the cash collateral; the Fund seeks to earn more on reinvested cash collateral than it pays to the borrower. For non-cash collateral, the borrower pays the Fund a fee based on the value of securities on loan. Cash collateral may be reinvested in short-term instruments, either directly or through joint accounts or money market funds, which may be managed by the Adviser.

The Fund may share a portion of lending income with borrowers as described above and with one or more lending agents approved by the Board. Lending agents administer the program under Board-approved guidelines, including delivering and recalling securities, obtaining and maintaining collateral, monitoring collateral and loan values daily, requesting collateral adjustments, and providing recordkeeping and accounting.

While securities are on loan, the Fund generally does not have the right to vote those securities. The Fund may recall securities on loan in order to vote if the Adviser determines that a particular vote is expected to have a material effect on the Fund and that recalling the securities is in the best interests of shareholders.

Securities lending involves risks, including operational risk (settlement or accounting issues), "gap" risk (a mismatch between returns on collateral reinvestment and fees owed to the borrower), and credit, legal, counterparty, and market risks. If a borrower fails to return securities, the Fund could incur a loss if collateral liquidation proceeds do not at least equal the value of the loaned securities plus costs to purchase replacements.

Tax Risks

You should consider the tax treatment of an investment in Shares. The tax information in the Prospectus and this SAI is general in nature. Consult your tax adviser about the federal, state, local, and non-U.S. tax consequences of investing in Shares.

Unless Shares are held through a tax-deferred or other tax-advantaged account (such as an individual retirement account), you should consider potential tax consequences when the Fund makes distributions or when you sell Shares.

Use of derivatives and short-term instruments may affect the timing, amount, and character of the Fund's income and gains. Certain derivatives may be subject to special tax rules (including, without limitation, the mark-to-market rules for section 1256 contracts, the straddle rules, and wash sale rules). These rules can cause income to be recognized without a corresponding receipt of cash, can accelerate or defer recognition of income or loss, and can convert long-term capital gains into short-term capital gains. The Fund intends to monitor its investments and to structure its activities to qualify each taxable year as a regulated investment company under Subchapter M of the Internal Revenue Code.

Temporary Defensive Strategies

Under normal market conditions, the Funds seek to remain fully invested in accordance with their principal strategies. In adverse market, economic, political, or other conditions, a Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, such as U.S. government obligations, investment-grade debt, and other money market instruments. Taking a defensive position may prevent the Fund from achieving its investment objective.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed for a Fund without the approval of the holders of a majority of the Fund's outstanding voting securities. For purposes of the 1940 Act, a "majority of the outstanding voting securities" means the lesser of: (1) 67% or more of the voting securities present (if holders of more than 50% of the outstanding voting securities are present or represented by proxy); or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities, a Fund may not:

1. Borrow money or issue senior securities, as that term is defined in the 1940 Act, except to the extent permitted by the 1940 Act.

2. Make loans, except to the extent permitted under the 1940 Act.

3. Purchase or sell real estate, except when obtained through ownership of securities or other instruments and only to the extent allowed by the 1940 Act. This does not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts ("REITs"), or securities of companies engaged in the real estate business.

Purchase or sell commodities, except when exposure arises incidentally through other instruments and only as permitted by the 1940 Act. This does not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

4. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

5. Concentrate its investments (that is, invest more than 25% of total assets) in any one industry or group of related industries, except that the Fund will mirror the Underlying ETF's level of industry concentration. For this test, U.S. government securities (and agencies/instrumentalities), repurchase agreements backed by U.S. government securities, investment companies, and municipal securities are not treated as belonging to any industry. For purposes of applying the concentration policy, the Fund may classify issuers by industry using any reasonable industry classification system, including Standard Industrial Classification ("SIC"), North American Industry Classification System ("NAICS"), Global Industry Classification Standard (GICS®), Industry Classification Benchmark ("ICB"), or a classification system developed by the Adviser. Classifications and the levels at which concentration is measured may differ from those used by other series of the Trust. For each Fund, the Fund will generally treat exposure obtained through derivatives referencing its respective Underlying ETF as exposure to the industries represented in the Underlying ETF, typically in proportion to the notional exposure of those derivatives.

In determining compliance with its concentration policy, the Fund will "look through" to the holdings of any investment company that discloses its portfolio daily. If an acquired fund does not publish holdings daily but states that it concentrates, or otherwise discloses concentration in a particular industry or group of industries, the Fund will treat it as concentrated accordingly. Additionally, in determining compliance with the fundamental investment concentration policy, the Fund will look through to the ultimate user or use of proceeds of private-activity municipal bonds to assign their industry.

For purposes of applying the concentration policy, the Fund may classify issuers by industry using any reasonable industry classification system, including SIC, NAICS, GICS, ICB, or a classification system developed by the Adviser. Classifications and the levels at which concentration is measured may differ from those used by other future series of the Trust.

If a percentage limitation is satisfied at the time of investment or contract, a subsequent increase or decrease resulting from any change in value or in total or net assets will not, by itself, result in a violation of such restriction, except that the percentage limits on borrowing and on illiquid investments are monitored on a continuous basis.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

The Exchange may halt trading in the Shares for reasons that, in the judgment of the Exchange, make trading inadvisable, including without limitation extraordinary market volatility; trading halts in securities, instruments, or financial indexes underlying the Fund's portfolio; or the unavailability of key information such as an intraday indicative value.

There can be no assurance that the Fund will continue to meet the Exchange's requirements necessary to maintain the listing of Shares. The Exchange may, but is not required to, remove Shares of the Fund from listing under any of the following circumstances: (1) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (2) the Fund no longer complies with the Exchange's requirements for Shares; or (3) such other event or condition exists that, in the opinion of the Exchange, makes continued listing imprudent. The Exchange will also delist the Shares upon the Fund's termination.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any such changes would be implemented via stock splits or reverse stock splits.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board oversees the management and operations of the Trust. As with other mutual funds and ETFs, the day-to-day management and operations of the Trust are carried out by service providers to the Trust, including the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of which is discussed elsewhere in this SAI. The Board has appointed certain senior personnel of the Administrator as officers of the Trust, with responsibility to monitor the Trust's operations and report to the Board. In carrying out its oversight, the Board receives regular reports from these officers and from the Trust's service providers. For example, the Treasurer reports on financial reporting matters and the President reports on operational matters. In addition, the Adviser provides regular reports regarding the investment strategy and performance of the Funds. The Board has appointed a Chief Compliance Officer who administers the Trust's compliance program and reports regularly to the Board on compliance matters. These reports are provided as part of formal Board meetings, typically held quarterly and often in person, during which the Board reviews recent operations. Between formal meetings, members of the Board may also meet with management in less formal settings to discuss Trust matters. The role of the Board, and of each Trustee, is one of oversight rather than day-to-day management; this oversight role does not make the Board a guarantor of the Trust's investments, operations, or activities.

As part of its oversight function, the Board receives and reviews a variety of different risk management reports and discusses risk matters with appropriate management and other personnel. Because risk management encompasses many elements (for example, investment risk, issuer and counterparty risk, compliance risk, operational and business continuity risks), oversight of different categories of risk is handled in different ways. The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks, and the Audit Committee meets with the Trust's independent registered public accounting firm regarding, among other things, the internal control structure of the Trust's financial reporting function.

The full Board also receives reports from the Adviser regarding the Funds' investment risks. From time to time, the Board receives additional reports from the Administrator and the Adviser regarding enterprise risk management.

The Board recognizes that not all risks that may affect the Funds can be identified or quantified; that it may not be practical or cost-effective to eliminate or mitigate certain risks; that certain risks (such as investment risk) may be necessary to achieve the Funds' goals; and that the processes and controls used to address risks have inherent limitations. Moreover, the risk reports provided to the Board are typically summaries. Most of the Funds' investment management and business affairs are conducted by or through the Adviser and other service providers, each operating under its own risk management policies and practices, which may differ from those of the Trust or from one another in priorities, resources, and control effectiveness. For these and other reasons, the Board's ability to monitor and manage risk, as a practical matter, has limitations.

Members of the Board.

The Board is composed of five members, three of whom are not "interested persons" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"). Nicolas S. Laqua serves as Chair of the Board and is an interested person of the Trust. The Board includes a majority (60%) of Independent Trustees.

The Board believes its current leadership structure is appropriate for the Trust. A Lead Independent Trustee acts as the primary liaison between the Independent Trustees and management; Conor M. Murray currently serves as Lead Independent Trustee. The Board further believes this structure supports effective oversight and facilitates the efficient flow of information from Fund management to the Independent Trustees.

Additional information about each Trustee appears below. Unless otherwise noted, the address of each Trustee is c/o Corgi ETF Trust I, 425 Bush St, Suite 500, San Francisco, CA 94104.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served(1)	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Principal Occupation(s) During Past 5 Years
Independent Trustees(3)

Conor M. Murray (Born: 1983)	Lead Independent Trustee	Indefinite term; since 2025	[ ]	Co-founder and Chief Executive Officer, OpenInvest (a J.P. Morgan company) (2015 to present).

Bryant C. Lee (Born: 1984)	Trustee	Indefinite term; since 2025	[ ]

Chief Executive Officer and Co-founder, Vaero (Nov. 2022 to present); Co-founder and Strategic Advisor, Cognition IP (Sep. 2020 to Oct. 2022); Chief Executive Officer, Cognition IP (Jan. 2018 to Aug. 2020).

Jennifer X. Benson (Born: 1998)	Trustee	Indefinite term; since 2025	[ ]	Partner, Leonis Capital (2022 to present); Researcher, OpenAI (2021 to 2022); Researcher, Epoch AI (2021); Research Fellow, Future of Humanity Institute, University of Oxford (2020).

Interested Trustees(4)

Nicolas S. Laqua (Born: 2000)	Chair; Interested Trustee	Indefinite term; since 2025	[ ]

Chief Executive Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Executive Officer and Director, Basket Entertainment, Inc., a software and entertainment company (since 2021); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

Emily Z. Yuan (Born: 2001)	Interested Trustee	Indefinite term; since 2025	[ ]

Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (since 2021); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

(1)

Each Trustee holds office for an indefinite term until his or her successor is duly elected and qualified, or until his or her earlier death, resignation, removal, or retirement in accordance with Board policy. The Trustees have adopted a retirement policy of retirement at age 75.

(2)	"Fund Complex" refers to the series of Corgi ETF Trust I and any other registered investment companies advised by Corgi Strategies, LLC or its affiliates (together, the "Fund Complex").
(3)	"Independent Trustees" are Trustees who are not "interested persons" of the Trust under the 1940 Act.
(4)	Nicolas S. Laqua and Emily Z. Yuan are "interested persons" of the Trust due to their positions with the Trust and/or their affiliations with Corgi Strategies, LLC (the "Adviser").

Individual Trustee Qualifications.

The Board has determined that each Trustee brings skills, experience, and attributes that, in the aggregate, are appropriate for service on the Board given the Trust's business and structure. Among other things, the Trustees collectively bring experience in technology and data systems, corporate finance and capital markets, and venture formation and growth investing, as well as risk oversight and investment management oversight. The Board conducts an annual self-assessment of its effectiveness and that of its committees.

In addition, the Board has concluded that each Trustee serve based on the following, among other factors:

  Conor M. Murray. The Board has concluded that Mr. Murray should serve as a Trustee because of his leadership founding and operating an investment-technology firm and his prior work building systematic investing, risk-control, and portfolio-analytics platforms. In roles including Co-founder and Chief Executive Officer of OpenInvest (a J.P. Morgan company), Technology Associate at Bridgewater Associates, and Analyst in Morgan Stanley's Financial Sponsors M&A Group, he developed expertise in capital markets, portfolio construction and trading systems, data and enterprise technology, and operational oversight. The Board believes Mr. Murray's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee investment and operational risk, valuation and fair-value processes, financial reporting and disclosure controls, information security and business continuity, and service-provider oversight with respect to the Trust.

  Bryant C. Lee. The Board has concluded that Mr. Lee should serve as a Trustee because of his operational, legal, and governance experience leading technology-enabled businesses and advising growth companies. As Chief Executive Officer and Co-founder of Vaero and previously as Co-founder/Chief Executive Officer and later Strategic Advisor at Cognition IP, with earlier service as a patent litigation attorney at Covington & Burling LLP, Mr. Lee brings experience in capital raising and budgeting, contract negotiation, intellectual-property strategy, regulatory and compliance oversight, and service-provider management. The Board believes Mr. Lee's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee risk management, financial and operational controls, disclosure and governance practices, and third-party service-provider oversight with respect to the Trust.

  Jennifer X. Benson. The Board has concluded that Ms. Xiao should serve as a Trustee because of her investment and research experience in artificial intelligence and economics, including capital allocation and due diligence for early-stage technology companies. Ms. Xiao serves as a Partner at Leonis Capital and previously conducted research at OpenAI and Epoch AI and served as a Research Fellow at the Future of Humanity Institute (Oxford); she has doctoral-level training at Columbia University focused on AI/ML and economics. The Board believes Ms. Xiao's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip her to oversee valuation, risk assessment, technology and data considerations, and strategic planning with respect to the Trust.

  Nicolas S. Laqua. The Board has concluded that Mr. Laqua should serve as a Trustee because of his executive leadership and oversight in acquisitions, capital markets, insurance distribution, and software businesses. This includes service as Chief Executive Officer and Director at Corgi Insurance Services, Inc. and Basket Entertainment, Inc., and as a Director at Bangers Snacks, Inc., together with practical familiarity with regulated insurance operations as a director and chief executive of an insurance agency. The Board believes Mr. Laqua's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee financial reporting and disclosure controls, valuation, capital allocation and financing considerations, risk management, and service provider oversight with respect to the Trust.

  Emily Z. Yuan. The Board has concluded that Ms. Yuan should serve as a Trustee because of her operational leadership and oversight in acquisitions, capital markets, insurance, and software companies. This is including service as Chief Operations Officer and Director at Corgi Insurance Services, Inc. and Basket Entertainment, Inc., and as a Director at Bangers Snacks, Inc., together with technical training in computer science at Stanford University and her familiarity with regulatory requirements as a director of an insurance agency. The Board believes Ms. Yuan's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, demonstrate the requisite capabilities to carry out oversight responsibilities with respect to the Trust.

The information above is not exhaustive; many Trustee attributes involve qualitative elements such as integrity, diligence, judgment, the ability to work collaboratively, and a demonstrated commitment to shareholder interests.

Board Committees.

The Board has established the following standing committees, each composed solely of Independent Trustees and operating under a Board-approved written charter.

Audit Committee. The Audit Committee is composed of Bryant C. Lee (Chair), Conor M. Murray, and Jennifer X. Benson. The Audit Committee oversees the Trust's accounting, financial reporting, and internal control processes; the quality and integrity of the Trust's financial statements; and the qualifications, independence, and performance of the Trust's independent registered public accounting firm. Among other responsibilities, the Audit Committee pre-approves audit and permissible non-audit services for the Trust, reviews audit plans and results, and serves as a forum for communications among the independent auditors, management, and the Board regarding accounting and financial reporting matters. As of the date of this SAI, the Audit Committee met one time with respect to the Trust.

Qualified Legal Compliance Committee ("QLCC"). The Audit Committee also serves as the Trust's QLCC for purposes of the SEC's attorney conduct rules (17 C.F.R. Secs. 205.2(k), 205.3(c)). An attorney representing the Trust who becomes aware of evidence of a material violation by the Trust or by an officer, director, employee, or agent of the Trust may report such evidence to the QLCC as an alternative to the reporting process described in 17 C.F.R. Sec. 205.3(b). As of the date of this SAI, the QLCC has met one time with respect to the Trust.

Nominating and Governance Committee. The Nominating and Governance Committee is composed of Jennifer X. Benson (Chair), Conor M. Murray, and Bryant C. Lee. The Committee identifies, evaluates, and recommends candidates for nomination to the Board as needed; oversees the Board's annual self-assessment; and reviews Trustee compensation. The Committee considers whether or not to consider shareholder-recommended nominees. The Committee meets as necessary, but at least annually. Because the Funds have not yet commenced operations, the Committee has not yet met as of the date of this SAI.

Principal Officers of the Trust

The officers of the Trust manage its day-to-day operations subject to Board oversight. Unless otherwise noted, the address of each officer is c/o Corgi ETF Trust I, 425 Bush St, Suite 500, San Francisco, CA 94104.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Emily Z. Yuan (Born: 2001)	President and Principal Executive Officer, Chief Compliance Officer; Secretary; Anti-Money Laundering Officer	Indefinite term; since 2025

Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Director, Bangers Snacks, Inc., a food and beverage company (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025);

Nicolas S. Laqua (Born: 2000)	Principal Financial Officer; Principal Accounting Officer (Treasurer)	Indefinite term; since 2025

Chief Executive Officer, Corgi Insurance Services, Inc. (since 2024); Director, Bangers Snacks, Inc. a food and beverage company (since 2024); Chief Executive Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025);

18

Trustee Ownership of Shares.

The Funds are required to show the dollar-amount ranges of each Trustee's beneficial ownership of Shares of each Fund and of the Trust's other series as of the end of the most recently completed calendar year. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

As of the date of this SAI, the Funds had not commenced operations.

As of [ ], 2026, none of the Independent Trustees or members of their immediate families owned securities, beneficially or of record, in the Adviser, the Distributor, or any of their affiliates. Accordingly, none of the Independent Trustees or their immediate family members had any direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor, or any of their affiliates. In addition, during the two most recently completed calendar years, none of the Independent Trustees or their immediate family members engaged in any transaction(s) in an amount exceeding $120,000 in which the Adviser, the Distributor, or any affiliate thereof was a party.

Board Compensation.

Trustees will be reimbursed for reasonable travel and other out-of-pocket expenses incurred in connection with attending meetings. The Trust has no pension or retirement plan. The table below details the amount of compensation the Interested Trustees and Independent Trustees indirectly received from the Fund and Fund Complex through the Adviser during the fiscal year ended December 31, 2026. Amounts exclude any expense reimbursements.

Name	Estimated Aggregate Compensation From the Funds	Estimated Total Compensation From Fund Complex Paid to Trustees(1)
Interested Trustees
Nicolas S. Laqua	$0	$0
Emily Z. Yuan	$0	$0

Independent Trustees
Conor M. Murray	$0	$30,000
Bryant C. Lee	$0	$30,000
Jennifer X. Benson	$0	$30,000

(1)	Compensation is based on estimated amounts for the fiscal year ending December 31, 2026. Expense reimbursements, if any, are not included.

PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP

A "principal shareholder" means any person that owns, of record or beneficially, 5% or more of the outstanding Shares of a Fund. A "control person" means any shareholder that beneficially owns, directly or through controlled entities, more than 25% of the voting securities of a company, or otherwise acknowledges the existence of control. Shareholders with more than 25% of a Fund's voting securities may be able to determine the outcome of matters presented for shareholder vote.

As of the date of this SAI, Corgi Strategies, LLC, located at 425 Bush St, Suite 500, San Francisco, CA 94104, owned 100% of the outstanding Shares of the Funds and therefore may be deemed to be a "control person" of the Funds for purposes of the 1940 Act.

CODES OF ETHICS

The Trust and Corgi Strategies, LLC (the "Adviser") have each adopted Codes of Ethics (the "Codes") pursuant to Rule 17j-1 under the Investment Company Act of 1940 (the "1940 Act"). The Codes are intended to prevent affiliated persons of the Trust and the Adviser from engaging in fraudulent, deceptive or manipulative conduct in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to the Codes).

Subject to pre-clearance and other restrictions, each Code permits personal securities transactions by personnel, including transactions in securities that may also be purchased or held by a Fund. The distributor (the "Distributor") expects to rely on the principal underwriter exception in Rule 17j-1(c)(3) to the extent applicable (including where the Distributor is not affiliated with the Trust or the Adviser and no officer, director or general partner of the Distributor serves in such capacity with the Trust or the Adviser).

There can be no assurance that the Codes will prevent all such conduct. Copies of the Codes may be reviewed at the SEC's website, www.sec.gov.

PROXY VOTING POLICIES

The Board has delegated responsibility for voting proxies for portfolio securities to the Adviser, subject to Board oversight. Proxies are to be voted in the best interests of each Fund and its shareholders and in compliance with applicable law. The Adviser has adopted proxy voting policies and guidelines (the "Proxy Voting Policies"), which the Trust has approved for use when voting proxies on behalf of the Funds.

Generally, absent a conflict of interest, the Adviser will vote for routine matters (for example, the election of directors, ratification of auditors, and conforming amendments to organizational documents), and will evaluate non-routine and contested matters case-by-case. The Proxy Voting Policies address the identification of, and response to, material conflicts of interest.

The Trust's Chief Compliance Officer monitors the effectiveness of the Proxy Voting Policies.

When available, information regarding how a Fund voted proxies during the most recent 12-month period ended June 30 will be available (1) without charge upon request by email to contact@corgifunds.com, (2) on the Funds' website at www.corgifunds.com and (3) on the SEC's website at www.sec.gov.

INVESTMENT ADVISER

Corgi Strategies, LLC, a Delaware limited liability company with its principal office at 425 Bush St, Suite 500, San Francisco, CA 94104, serves as investment adviser to the Funds and is responsible for overall management of the Funds' business and day-to-day portfolio management, subject to the oversight of the Board. Corgi Strategies, LLC is registered as an Adviser with the SEC under the Investment Advisers Act of 1940.

Under an investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser (the "Advisory Agreement"), the Adviser provides investment advice and portfolio management and arranges for necessary operational services, including, without limitation, transfer agency, custody, fund administration and fund accounting, and other services reasonably required for Fund operations. In exchange for a single unitary advisory fee, the Adviser has agreed to pay, from the fee, substantially all ordinary operating expenses of each Fund, except for the "Excluded Expenses" described in the Prospectus. Each Fund pays the Adviser an annual unitary advisory fee, calculated daily and paid monthly based on the Fund's average daily net assets. The fee rates for each Fund are set forth in Schedule A to the Advisory Agreement and may be amended from time to time to add or remove Funds and/or adjust a Fund's fee, in each case upon approval in the manner required by Article 8 of the Advisory Agreement.

The Advisory Agreement will continue in effect for an initial two-year term for each Fund and, thereafter, from year to year if such continuance is approved at least annually (1) by a majority of the Trustees who are not "interested persons" of the Trust or the Adviser, and (2) by either the Board or a vote of a majority of the outstanding Shares of the relevant Fund. The Advisory Agreement will terminate automatically in the event of its assignment and may be terminated by the Trust or the Adviser upon 60 days' written notice.

The Adviser and its affiliates will not be liable to the Trust or any shareholder for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the Advisory Agreement, except for losses resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

Each Fund is new and, as of the date of this SAI, no advisory fees have been paid.

PORTFOLIO MANAGERS

Each Fund is managed by [ ], a portfolio manager of the Adviser (the "Portfolio Manager").

Portfolio Manager Fund Ownership. The SEC requires disclosure of the dollar range of each Portfolio Manager's beneficial ownership of Shares of each Fund as of the end of the most recently completed fiscal year, using prescribed ranges. As of the date of this SAI, no Shares were owned by the Portfolio Managers.

Portfolio Manager Compensation. Portfolio managers receive a fixed base salary and an annual discretionary bonus. Bonus determinations consider the Adviser's overall revenues and profitability, the portfolio managers' responsibilities and contributions to the investment process, teamwork, risk management and compliance. Compensation is not based on the investment performance of any particular account, including the Funds. Portfolio managers may also be eligible for long-term incentive awards (e.g., membership units or profit interests) that vest over 4 years.

Conflicts of Interest. Managing multiple accounts (including other registered funds and separate accounts) may create potential conflicts of interest. For example, a Portfolio Manager may have an incentive to favor an account that pays a performance-based fee or a higher advisory fee; knowledge of Fund trades could be used for the benefit of other accounts; or investment opportunities could be allocated among accounts. The Adviser has policies and procedures designed to identify and mitigate such conflicts, including trade aggregation and allocation procedures intended to provide fair and equitable treatment over time.

THE DISTRIBUTOR

The Trust has entered into a distribution agreement (the "Distribution Agreement") with [ ] (the "Distributor"), under which the Distributor will act as principal underwriter for the Funds and will distribute shares of the Funds ("Shares") on a best efforts basis. Shares are offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts smaller than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is [ ].

Acting as agent for the Trust, the Distributor will review and transmit orders for the purchase and redemption of Creation Units. Any subscription or order will not be binding on a Fund until accepted by the Trust or its designee. The Distributor is, or will be, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA.

The Distributor may enter into arrangements with securities dealers and other firms ("Soliciting Dealers") to solicit orders for Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as described in "Procedures for Purchase and Redemption of Creation Units" below) or participants in DTC.

The Distribution Agreement will remain in effect for an initial two-year term from its effective date and may continue from year to year thereafter if such continuance is approved annually (1) by the Board of Trustees (the "Board") or by a vote of a majority of the outstanding voting securities of the applicable Fund and (2) by a majority of the Independent Trustees who have no direct or indirect financial interest in the Distribution Agreement or any related agreement, cast in person or as otherwise permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). The Distribution Agreement may be terminated without penalty by the Trust on 60 days' written notice, when authorized either by a majority vote of the outstanding voting securities of the applicable Fund or by a vote of a majority of the Board (including a majority of the Independent Trustees), or by the Distributor on 60 days' written notice, and will terminate automatically in the event of its assignment. The Distribution Agreement limits the Distributor's liability to losses resulting from the Distributor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations thereunder.

The Funds are newly organized. As of the date of this SAI, no underwriting commissions have been incurred and the Distributor has not retained any amounts.

Intermediary Compensation. From its own resources and not from Fund assets, the Adviser or its affiliates may make payments to broker-dealers, banks, and other financial intermediaries ("Intermediaries") in connection with activities related to the Funds, including marketing, education, and training support (for example, conferences, webinars, or printed materials). These arrangements are not financed by the Funds, are not included in the fee and expense information in the Prospectus, and do not affect the price investors pay to buy Shares or the proceeds investors receive when selling Shares. Such payments may be significant to an Intermediary and may create conflicts of interest by incentivizing the Intermediary or its financial professionals to recommend the Funds over other investments. Investors should contact their advisers or other financial professionals for more information about any such compensation. Intermediary information is current only as of the date of this SAI. Any payments made by the Adviser or its affiliates may create an incentive for an Intermediary to encourage customers to purchase Shares.

Such compensation may be provided to Intermediaries that offer services to the Fund, including marketing and educational support (for example, through conferences, webinars, or printed materials). The Adviser will periodically review whether to continue these payments. Compensation to an Intermediary may be significant, and amounts that Intermediaries pay to your adviser, broker, or other investment professional, if any, may also be significant to them. Because Intermediaries may determine which investment options to make available or recommend, and what services to provide in connection with various products, based on the payments they receive or are eligible to receive, these arrangements create conflicts of interest between the Intermediary and its clients. For instance, such financial incentives may lead an Intermediary to recommend the Fund over other investments. The same conflict of interest may arise with respect to your adviser, broker, or other investment professional if they receive similar payments from their Intermediary firm.

Distribution (Rule 12b-1) Plan. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for each Fund. No payments under the Plan are expected to be made during the twelve (12) months from the date of this SAI. Fees under the Plan may be imposed only after approval by the Board, including a majority of the Independent Trustees.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or in any related agreements (the "Independent Trustees"). The Plan may be continued from year to year only if, at least annually, the Board, including a majority of the Independent Trustees, concludes that continuation of the Plan is likely to benefit shareholders. The Plan may be terminated at any time by a vote of the Board or by a vote of a majority of the outstanding voting securities of the applicable Fund.

The Plan requires quarterly written reports to be provided to the Board of the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding voting securities of the applicable Fund. All material amendments of the Plan require approval by a majority of the Trustees of the Trust and a majority of the Independent Trustees.

Under the Plan, each Fund may pay the Distributor an annual fee of up to 0.25% of the Fund's average daily net assets. The Plan is characterized as a compensation plan because any distribution and/or shareholder servicing fee will be paid to the Distributor without regard to the Distributor's actual distribution expenses or payments to other financial intermediaries. The Trust intends to administer the Plan, if implemented, in accordance with its terms and applicable FINRA rules concerning sales charges.

Subject to applicable law and regulation, payments under the Plan may be used to finance any activity that is primarily intended to result in the sale of Creation Units of a Fund or to provide, or arrange for others to provide, shareholder services and the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering current Prospectuses, reports, notices, and similar materials to prospective purchasers of Creation Units; (2) advertising and other marketing or promotional services; (3) compensating others, including Authorized Participants with whom the Distributor has written agreements, for providing shareholder servicing on behalf of a Fund; (4) compensating certain Authorized Participants for assistance in distributing Creation Units, including related travel and communication expenses and the salaries and/or commissions of sales personnel; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment advisers, broker-dealers, mutual fund supermarkets, and affiliates of the Trust's service providers as compensation for services or reimbursement of expenses related to distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to such beneficial owners (for example, responding to inquiries related to shareholder accounts); and (7) such other services and obligations as may be set forth in the Distribution Agreement.

ADMINISTRATOR

[ ] (the "Administrator") serves as administrator and fund accountant to the Trust and the Funds. The Administrator is located at [ ]. Under an administration agreement between the Trust and the Administrator, the Administrator provides administrative, accounting, and related services to the Trust and the Funds, which may include calculation of net asset value, preparation of financial statements and other regulatory filings, tax and financial reporting support, compliance and governance support, and coordination of service providers. Subject to Board oversight, the Administrator may provide individuals to serve as officers of the Trust.

As compensation for its services, the Administrator is entitled to fees as set forth in the administration agreement, as well as reimbursement of reasonable out-of-pocket expenses. The Funds are new, and the Administrator has not received any fees from the Funds as of the date of this SAI.

TRANSFER AGENT AND ETF ORDER MANAGEMENT

[ ] (the "Transfer Agent") serves as transfer agent, dividend disbursing agent, and ETF order-taking agent for the Funds. The Transfer Agent is located at [ ]. The Transfer Agent maintains the records of Creation Unit holders, processes orders for the purchase and redemption of Creation Units, and performs certain other related services. The Transfer Agent is entitled to fees and reimbursement of certain out-of-pocket expenses as set forth in its agreement with the Trust. In this capacity, the Transfer Agent does not have responsibility for the management of any Fund, the determination of investment policy, or any matter relating to the distribution of Shares.

CUSTODIAN

Pursuant to a custody agreement, [ ] (the "Custodian"), located at [ ], serves as custodian of the Funds' assets. The Custodian holds the assets of the Funds, maintains asset records, collects income, and performs other customary custodial services. The Custodian may appoint domestic and foreign sub-custodians as permitted by applicable law. The Custodian is entitled to fees based on the Funds' assets and to reimbursement of certain out-of-pocket expenses, including settlement charges.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[ ] serves as the independent registered public accounting firm for the Trust and the Funds.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has approved written policies and procedures governing the disclosure of information about each Fund's portfolio holdings (the "Holdings Disclosure Policy"). For each Business Day on which a Fund is open for business, the Fund's full portfolio holdings are made publicly available through financial reporting and news services, including on publicly available internet websites, and/or on the Trust's website at www.corgifunds.com. In addition, the composition of the Deposit Securities applicable to purchases and redemptions of Creation Units is generally disseminated prior to the opening of trading on the Exchange (as defined in the Prospectus) through the National Securities Clearing Corporation ("NSCC").

For the avoidance of doubt, each Fund intends to make complete, daily portfolio information available, subject to applicable law and Exchange requirements. For each Fund, daily disclosure includes the Fund's FLEX Options and any other derivatives or financing positions (if any), together with any associated cash and collateral holdings.

The Holdings Disclosure Policy permits disclosure of portfolio information to the Trust's service providers and other parties that have a legitimate business need for the information to provide services to the Trust, including the administrator, custodian, transfer agent and ETF order management agent, distributor, pricing and data vendors, auditors, legal counsel, index calculation agents, and other similar providers (collectively, "Service Providers"). Any such disclosure is made under conditions of confidentiality and solely for the purpose of providing services to the Trust. No Fund, the Adviser, or any affiliate receives compensation or other consideration in connection with the disclosure of non-public portfolio holdings information, other than fees paid to Service Providers for services rendered.

The Trust's Chief Compliance Officer ("CCO") administers the Holdings Disclosure Policy, including maintaining a list of Service Providers and other parties that receive non-public holdings information and the timing of such disclosures, and reports to the Board at least annually regarding the operation of the policy and any material issues that have arisen.

Subject to the Holdings Disclosure Policy, the CCO may authorize immaterial exceptions when the CCO determines that a disclosure serves a legitimate business purpose, is in the best interests of shareholders, and is subject to appropriate confidentiality protections. Any such exceptions will be documented and reported to the Board.

DESCRIPTION OF SHARES

The Agreement and Declaration of Trust (the "Declaration of Trust") of Corgi ETF Trust I (the "Trust") authorizes the issuance of an unlimited number of shares of beneficial interest, no par value per share, in one or more series and classes. Each Fund is a separate series of the Trust. Each share of a Fund represents an equal proportionate interest in the assets of that Fund and is entitled to dividends and distributions, when and if declared by the Board, and to a pro rata share of the Fund's net assets upon liquidation. Shares are fully paid and non-assessable when issued, and shareholders have no preemptive or cumulative voting rights. Each Share entitles its holder to one vote. The Trustees may establish additional series or classes and may divide or combine shares into a greater or lesser number without shareholder approval, as permitted by the Declaration of Trust. All consideration received for Shares of a particular series, and all assets in which such consideration is invested, belong to that series and are subject to its liabilities.

Shares are issued only in book-entry form. The Trust does not issue share certificates. Shares are registered in the name of The Depository Trust Company ("DTC") or its nominee and are held in the account of a DTC Participants (or Indirect Participants). Beneficial ownership of Shares is reflected on the records of DTC and its participants, and transfers of ownership are effected only through those records. The Trust, the Funds, and their transfer agent do not have responsibility for the records of beneficial ownership maintained by DTC or its participants.

Shares of all series of the Trust vote together as a single class, except that (i) if a matter affects only one series, that series votes separately, and (ii) if a matter affects a series differently from other series, that series votes separately on that matter. As a Delaware statutory trust, the Trust is neither required nor intends to hold annual shareholder meetings. The Trust will hold meetings of shareholders to elect Trustees or for other purposes as required by the Investment Company Act of 1940, as amended (the "1940 Act"), or as otherwise determined by the Board. The Trust will call a meeting of shareholders to consider the removal of one or more Trustees and certain other matters upon the written request of shareholders holding at least 10% of the outstanding Shares of the Trust entitled to vote at such meeting.

Under the Declaration of Trust, the Board has the authority to liquidate a Fund without shareholder approval. While the Board has no present intention to exercise this authority, the Board may do so if a Fund fails to achieve a viable size within a reasonable period or for such other reasons as the Board determines to be in the best interests of the Fund and its shareholders.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee is liable only for losses resulting from the Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. A Trustee is not liable for errors in judgment or mistakes of fact or law made in good faith.

The Declaration of Trust provides for indemnification of Trustees and officers (and, upon due approval of the Trustees, other covered persons) for claims and expenses arising in connection with their service, except to the extent resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

Nothing in this section protects or indemnifies any person against liability to which they would otherwise be subject under the federal securities laws.

BROKERAGE TRANSACTIONS

The Adviser, or any subadviser it engages with Board approval, is responsible for executing portfolio transactions for the Funds and for allocating brokerage among eligible broker dealers, subject to the supervision of the Adviser (if a subadviser is engaged) and the Board. In carrying out portfolio transactions, the Adviser or any subadviser seeks the most favorable execution for the Funds, taking into account factors such as price, applicable commissions or dealer spreads, the size and difficulty of the order, market impact, the quality of execution and settlement, and the operational capabilities of the broker dealer. The lowest available commission is not necessarily the most favorable overall result.

Brokerage Transactions. Generally, equity securities, whether listed or over the counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers acting as market makers will include the dealers markup or reflect a markdown. Money market and other debt securities are usually bought directly from the issuer, an underwriter, or a market maker, and the Fund generally will not pay brokerage commissions for those purchases. When the Fund effects transactions in the over the counter market, it will generally deal with primary market makers unless more favorable prices are otherwise obtainable.

The Trust's policy for purchases and sales of portfolio securities for each Fund is to seek the most favorable overall terms reasonably available. Primary consideration is given to obtaining effective execution at competitive prices; this does not require that the lowest available commission be paid in every case. A constant focus on the lowest commission could, in some circumstances, impair effective portfolio management or the quality of execution and related services.

In evaluating execution quality for a particular transaction, the Adviser may consider a range of factors, including but not limited to: price; commission or commission equivalents; spread; size and difficulty of the order; liquidity and market impact; timing and speed; likelihood of execution and settlement; access to block trading and willingness to commit capital; financial condition and operational capabilities of the broker; reliability and accuracy of communications and clearing; the use of alternative trading systems (including electronic crossing networks); and the value of research and brokerage services, if any, consistent with Section 28(e) of the Securities Exchange Act of 1934. The relative importance of these factors will vary depending on the particular transaction.

The Trust has adopted policies and procedures that prohibit considering the sale of Fund shares as a factor in selecting brokers or dealers. The Adviser owes a fiduciary duty of best execution and selects the broker or dealer it believes is most capable of providing the services necessary to obtain the most favorable execution under the circumstances.

Subject to these policies, brokers or dealers selected to execute the Funds' portfolio transactions may include Authorized Participants or their affiliates (see "Purchase and Redemption of Shares in Creation Units"). An Authorized Participant or its affiliate may be selected in connection with an all-cash creation or redemption or with orders that include cash-in-lieu, provided such selection is consistent with best execution and the Trust's policies.

For swaps and other bilateral derivatives, the Adviser selects counterparties based on a range of factors, which may include pricing, execution quality, creditworthiness, collateral terms, operational capabilities, and overall relationship. These transactions are not executed through traditional brokerage in the same manner as equity trades, and commissions may not be paid. For exchange-traded futures and options, the Fund incurs exchange fees and pays commissions or other charges to its futures commission merchants. The Adviser seeks best overall terms reasonably available under the circumstances.

Brokerage Selection. The Trust does not expect to use any single broker dealer exclusively. When one or more brokers are believed capable of providing the best combination of price and execution, the Adviser (or any subadviser) may consider brokerage or research services provided to the Adviser in selecting among such brokers, and may pay a higher commission than might otherwise be available if it makes a good faith determination that the commission is reasonable in relation to the value of the services provided.

Brokerage and Research Services; Section 28(e). Where permitted by law, the Adviser may cause a Fund to pay a broker a commission in excess of that which another broker might have charged in recognition of brokerage and research services provided, consistent with Section 28(e). Research services may include, among other things, market data and analytics, portfolio analytics, execution management and order handling tools that are directly related to investment research, and access to company or industry information. The Adviser will not cause a Fund to pay a commission greater than is reasonable in relation to the value of the brokerage and research services provided, viewed in terms of either that particular transaction or the Adviser's overall responsibilities, in accordance with Section 28(e). The Adviser may also receive proprietary research that is bundled with execution services. The Adviser may use research services obtained for the benefit of any account it manages, and not all such services will necessarily be used in connection with the account that generated the commissions. This may create an incentive to select or recommend brokers based on the research services they provide; the Adviser monitors these arrangements and reports to the Board as part of the Trust's brokerage oversight program. The Adviser does not currently use Fund assets for, or participate in, third party soft dollar arrangements and does not receive proprietary research from full service brokers. The Adviser also does not increase commissions to pay up for any such proprietary research. If, in the future, the Adviser (or any subadviser) obtains brokerage or research services from broker dealers, it would do so only in arrangements consistent with Section 28(e) of the Securities Exchange Act of 1934.

Aggregation and Allocation. When the Adviser considers purchases or sales for a Fund at or about the same time as for other accounts it manages, transactions may be aggregated to seek more favorable execution. Orders are allocated among participating accounts in a manner the Adviser believes to be fair and equitable over time. Aggregation may, in some cases, adversely affect the price or size of the position for a Fund; in other cases, it may be beneficial, for example, by enabling participation in larger transactions or by reducing commissions. From time to time, the Adviser may place a combined order for two or more accounts it manages, including the Funds, when it believes combined execution is in the best interest of each participant and will result in best price and execution. Although joint execution could adversely affect the price or volume obtained by a particular account, in the Advisers judgment, subject to Board oversight, the advantages of combined orders generally outweigh the possible disadvantages.

Affiliated Brokerage; Principal Transactions. Each Fund may effect brokerage transactions through registered broker-dealer affiliates of the Trust or the Adviser, to the extent permitted by the Investment Company Act of 1940 (the "1940 Act"), the Exchange Act, and SEC rules, including any applicable procedures adopted by the Board (including procedures consistent with Rule 17e-1 under the 1940 Act). Commissions paid to an affiliate will not exceed amounts that are reasonable and fair compared to commissions charged by others for comparable transactions. Principal transactions with affiliates are prohibited unless permitted by rule, regulation, or exemptive relief.

Directed Brokerage. The Funds do not have any practice of directing brokerage for the promotion or sale of Fund shares. The Funds are newly organized and, as of the date of this SAI, have not paid commissions on brokerage transactions directed to brokers pursuant to any arrangement for research or brokerage services.

Regular Brokers or Dealers. Each Fund is required to identify any securities of its regular brokerdealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of the most recent fiscal year. This information is not provided because the Funds had not yet completed their first fiscal year of operations as of the date of this SAI.

No brokerage commission information is provided since the Funds had not yet completed their first fiscal year of operations as of the date of this SAI.

PORTFOLIO TURNOVER RATE

The portfolio turnover rate is, in general terms, the percentage obtained by dividing the lesser of a Fund's purchases or sales of securities (excluding short-term instruments and securities received or delivered in-kind) by the average value of the Fund during the period. A rate of 100% indicates that the equivalent of the Fund's entire portfolio has been bought and sold during a year. Higher turnover may increase transaction costs and may affect the amount, timing, and character of distributions for tax purposes. To the extent a Fund realizes net short-term capital gains, distributions attributable to those gains will be treated as ordinary income for federal income tax purposes.

Because the Funds use derivatives and expect to reset their FLEX Options positions at the end of each Outcome Period, their portfolio turnover rate (as calculated pursuant to SEC rules) may be higher than that of traditional funds. Portfolio activity may increase around the end of an Outcome Period when a Fund closes out its existing FLEX Options and establishes a new set of FLEX Options for the next Outcome Period, and may also increase in connection with creations/redemptions, cash management, or other interim adjustments. Each Fund is new and does not have a portfolio turnover rate to report as of the date of this SAI.

Each Fund is new and does not have a portfolio turnover rate to report as of the date of this SAI.

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company ("DTC") acts as securities depository for the Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and are deposited with, or on behalf of, DTC. Certificates will not be issued for Shares.

DTC is a limited-purpose trust company and a member of the Federal Reserve System, a "clearing agency" registered with the SEC, and a subsidiary of The Depository Trust & Clearing Corporation. DTC holds securities of its participants ("DTC Participants") and facilitates the clearance and settlement of securities transactions among DTC Participants through electronic book-entry changes in accounts of DTC Participants, thereby eliminating the need for physical movement of certificates. DTC Participants include broker-dealers, banks, trust companies, clearing corporations, and other organizations. Access to the DTC system is also available to others such as banks, brokers, and dealers that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants or Indirect Participants (collectively, "Beneficial Owners"). Ownership of beneficial interests in Shares is shown on, and the transfer of ownership is effected only through, records maintained by DTC (for DTC Participants) and by DTC Participants (for Indirect Participants and Beneficial Owners). The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners are not entitled to have Shares registered in their names and will not receive physical delivery of Share certificates. Beneficial Owners must rely on the procedures of DTC and the DTC Participant or Indirect Participant through which they hold Shares to exercise rights of a holder of Shares.

Notices, statements, and other communications to Beneficial Owners will be transmitted through DTC and DTC Participants. Distributions of dividends and other amounts with respect to Shares will be made to DTC or its nominee, which will credit DTC Participants' accounts in proportion to their respective beneficial interests. Payments by DTC Participants to Indirect Participants and to Beneficial Owners will be governed by standing instructions and customary practices and are the responsibility of such DTC Participants and Indirect Participants, and not of the Trust, the Funds, or their service providers.

DTC may discontinue providing depository services with respect to Shares at any time by giving reasonable notice in accordance with its procedures and applicable law. Under such circumstances, the Trust will seek a replacement for DTC to perform its functions at a comparable cost; if a replacement is not available, the Trust may make other arrangements, which may include issuing printed certificates, as permitted by applicable law (and, if required, in a manner satisfactory to the Fund's listing exchange). The Trust, the Funds, and their service providers have no responsibility for records, notices, or payments maintained or transmitted by DTC, DTC Participants, or Indirect Participants.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Trust issues and redeems shares of each Fund (the "Shares") only in aggregations of a specified number of Shares ("Creation Units") on a continuous basis, without a sales load but subject to applicable transaction fees. Creation and redemption orders are effected at the net asset value ("NAV") per Share next determined after an order is received in proper form and accepted on a Business Day by the Trust through its transfer agent (the "Transfer Agent") in accordance with an Authorized Participant Agreement (a "Participant Agreement"). Each Fund's NAV is calculated on each Business Day as of the scheduled close of regular trading on the primary listing exchange for the Shares (generally 4:00 p.m., Eastern Time). A "Business Day" is any day on which the Exchange is open for regular trading. The Funds do not issue fractional Creation Units. Each Creation Unit consists of 25,000 Shares (or such other amount as the Trust may determine and disclose).

The Trust generally expects to permit or require cash creations and redemptions for each Fund in light of the Fund's use of derivatives to achieve its objective. From time to time, a Fund may require all-cash creations and/or redemptions. Cash transactions may cause the Fund to incur costs, including costs of entering into or unwinding derivatives positions, which may be passed through to Authorized Participants via transaction fees designed to approximate the Fund's costs.

Fund Deposit. The consideration for a purchase of a Creation Unit (the "Fund Deposit") generally consists of (i) a designated basket of securities (the "Deposit Securities") together with (ii) a cash amount (the "Cash Component"). The Cash Component equals the difference between the NAV of a Creation Unit and the aggregate value of the Deposit Securities, and may be a positive or negative amount. The Trust may permit or require the substitution of cash in lieu of some or all Deposit Securities ("Deposit Cash"). When a Fund accepts cash (in whole or in part), the Fund may incur costs associated with acquiring portfolio positions that would otherwise have been delivered in kind; such costs may be borne by the Fund, by an Authorized Participant, or otherwise as set forth in the Participant Agreement.

The Fund Deposit (Deposit Securities or Deposit Cash, as applicable, plus the Cash Component) represents the minimum initial and subsequent investment for a Creation Unit. Computation of the Cash Component excludes any stamp duties, transfer taxes, or other similar charges associated with the transfer of beneficial ownership of Deposit Securities, which are the responsibility of the Authorized Participant.

Daily Dissemination. On each Business Day, prior to the opening of regular trading on the Exchange (currently 9:30 a.m., Eastern Time), the names and required quantities of Deposit Securities (or the required amount of Deposit Cash, as applicable) for each Fund, together with the Cash Component, are disseminated via the National Securities Clearing Corporation ("NSCC") based on information as of the close of the prior Business Day. The composition of the Fund Deposit is subject to change and may differ from a Fund's portfolio holdings for a variety of reasons (for example, corporate actions, index rebalances, or operational considerations). Because each Fund may obtain exposure through derivatives such as total return swaps, the Trust may from time to time require cash creations and/or cash redemptions, in whole or in part, to reflect a Fund's investment strategy.

Custom Baskets. Each Fund may accept or deliver "custom baskets" (i.e., baskets that are not a pro rata slice of the Fund's portfolio) consistent with Rule 6c-11 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Adviser has adopted written policies and procedures governing the construction, acceptance, and oversight of custom baskets, which are subject to Board of Trustees (the "Board") oversight.

Eligibility to Transact; Authorized Participants. Orders for Creation Units may be placed only by entities that are (i) participants in the NSCC's Continuous Net Settlement system (each, a "Participating Party") or (ii) participants in The Depository Trust Company ("DTC") (each, a "DTC Participant") and, in each case, that have executed a Participant Agreement with respect to the relevant Fund (each such entity, an "Authorized Participant"). An Authorized Participant agrees, among other things, to pay the Cash Component, applicable creation transaction fees, and any taxes or other charges in connection with an order.

An investor transacting through a broker that is not an Authorized Participant must route orders through an Authorized Participant, and such investor may incur additional charges. At any given time, only a limited number of broker-dealers may have executed a Participant Agreement, and only a subset may support all order types or international settlement capabilities.

Placing Purchase Orders; Cut-Offs. All orders to purchase Shares directly from a Fund must be for one or more whole Creation Units and must be submitted in the manner and by the deadline specified in the Participant Agreement and/or applicable order form. Unless otherwise specified, the purchase order cut-off time is expected to be 4:00 p.m. Eastern Time and may be modified by the Fund. The date on which a purchase order (or a redemption order, as described below) is received in proper form and accepted is the "Order Placement Date." On days when the Exchange closes earlier than normal, the Funds may require that orders be placed earlier. If a market on which a Fund's portfolio investments principally trade is closed, the Fund generally will not accept orders on such day.

Delivery of the Fund Deposit; Settlement; Additional Cash Deposit. Fund Deposits must be delivered by an Authorized Participant through DTC (for equity securities), through the Federal Reserve wire system (for cash), and/or through other arrangements acceptable to the Trust or its agents. The cash portion must be received by the custodian (the "Custodian") no later than the contractual settlement date. The typical settlement cycle for each creation transaction is one Business Day after the trade date ("T+1"), unless otherwise agreed by the Fund and the Authorized Participant or as permitted by Rule 15c6-1 under the Securities Exchange Act of 1934 (the "Exchange Act").

The Funds may permit a creation order to proceed before all Deposit Securities have been received. In such cases, the Authorized Participant must deposit additional cash collateral (the "Additional Cash Deposit") by 4:00 p.m. Eastern Time on the contractual settlement date (or such other time as specified). The Additional Cash Deposit is held in a non-interest bearing account and is subject to increase or decrease until all missing Deposit Securities are received. The Trust may purchase missing Deposit Securities at any time; the Authorized Participant will be liable to the Trust for any costs of such purchases (including any difference between the actual purchase price and the value used for Fund Deposit purposes, plus related transaction costs). Any unused portion of the Additional Cash Deposit will be returned once all missing Deposit Securities have been received or purchased and deposited into the Fund. If the Fund does not receive all required components by the specified time, the order may be canceled; upon written notice to the Transfer Agent, such canceled order may be resubmitted on the next Business Day using the then-current Fund Deposit.

Deemed Receipt; Proper Form. An order is deemed received on the Business Day it is placed only if it is in proper form prior to the applicable cut-off time and federal funds in the appropriate amount are deposited with the Custodian on the contractual settlement date by 4:00 p.m. Eastern Time (or such other time as specified). If proper form or funds are not timely received, the order may be rejected and the Authorized Participant may be liable for any resulting losses.

Issuance of Creation Units. Except as otherwise provided, Creation Units will not be issued until (i) the Transfer Agent has verified receipt of the required Deposit Securities or Deposit Cash, as applicable, (ii) the Custodian has received the Cash Component and any required Additional Cash Deposit, and (iii) all other conditions to creation have been satisfied. Upon confirmation, the Trust will issue and deliver the Creation Units, typically no later than the contractual settlement date. The Authorized Participant is responsible for any losses resulting from untimely delivery of required components.

Acceptance or Rejection of Purchase Orders. The Trust reserves the right to reject any creation order, including if: (1) the order is not in proper form; (2) the Fund Deposit (including the names or quantities of Deposit Securities or the amount of Deposit Cash) does not match the information disseminated through NSCC for that date; (3) the investor(s), upon obtaining the Shares ordered, would beneficially own 80% or more of the outstanding Shares of the Fund (the Trust reserves the right to require information reasonably necessary to determine beneficial ownership for purposes of this 80% test); (4) acceptance of the Fund Deposit would, in the judgment of the Trust, be unlawful; (5) acceptance or receipt of the order would, in the opinion of counsel to the Trust, be unlawful; or (6) circumstances outside the control of the Trust, the Custodian, any sub-custodian, the Transfer Agent, and/or the Adviser make it impracticable to process orders. Illustrative examples include natural disasters; extreme weather; fires or floods; widespread utility or telecommunications outages; market-wide trading halts; or systems failures affecting the Trust, the distributor, the Custodian or any sub-custodian, the Transfer Agent, DTC, NSCC, the Federal Reserve System, or other participants. The Transfer Agent will notify a prospective creator and/or its Authorized Participant of any rejection. The Trust, the Transfer Agent, the Custodian, any sub-custodian, and the distributor have no duty to notify of defects or irregularities in any Fund Deposit and shall not be liable for failure to give such notice. The Trust will exercise any right to reject orders in a manner consistent with Rule 6c-11 and related SEC guidance, including with respect to limited suspensions and extraordinary circumstances, and in a manner designed not to impair the arbitrage mechanism.

All questions as to the composition of the Fund Deposit, the number of shares of each Deposit Security, and the validity, form, eligibility, and acceptance of any securities or cash tendered will be determined by the Trust, and the Trust's determinations will be final and binding.

Creation Transaction Fees. A fixed creation transaction fee of $300 may be imposed to offset transfer and other transaction costs associated with processing creation orders. The fixed fee is payable to the Custodian (or another service provider, as applicable) and applies to each creation order regardless of the number of Creation Units purchased in that order. The fixed fee may be changed from time to time and may be waived for certain orders if the Fund determines to waive all or part of the costs, or if another party (such as the Adviser) agrees to pay such fee.

In addition, for cash creations, partial cash creations, or non-standard orders, a variable fee payable to the Fund of up to 3.00%, which may be charged in addition to the fixed transaction fee, may be charged to cover the Fund's trading costs, taxes, and other expenses related to purchasing portfolio investments with cash. The Adviser may determine not to impose a variable fee when it believes doing so is in the best interests of shareholders.

Investors who use the services of a broker or other intermediary may be charged a fee for such services. Investors are responsible for any costs of transferring securities to or from their accounts as part of the creation process.

Risks of Purchasing Creation Units. Purchases of Creation Units directly from a Fund involve certain legal risks. Because Shares may be continuously offered, a "distribution" could be occurring at any time. Depending on the facts and circumstances, activities of a shareholder may cause the shareholder to be deemed a statutory underwriter under the Securities Act of 1933 (the "Securities Act") and subject to prospectus delivery and liability provisions. For example, a shareholder may be deemed a statutory underwriter if it purchases Creation Units, breaks them into Shares, and sells those Shares directly to customers, or combines the creation of new Shares with an active selling effort. Whether a person is an underwriter depends on all facts and circumstances. Dealers participating in a distribution and dealing with Shares as part of an "unsold allotment" within the meaning of Section 4(a)(3)(C) of the Securities Act may be unable to rely on the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption.

Shares may be redeemed only in Creation Units at the NAV next determined after a redemption request in proper form is received and accepted by the Fund through the Transfer Agent on a Business Day. Except upon liquidation of a Fund, the Trust does not redeem Shares in amounts less than a Creation Unit. Investors who are not Authorized Participants must accumulate sufficient Shares in the secondary market to constitute a Creation Unit to redeem. There can be no assurance that secondary-market liquidity will always permit assembly of a Creation Unit; investors should expect to incur brokerage and other costs in connection with aggregating Shares.

Prior to the opening of regular trading on the Exchange on each Business Day, the Custodian, through NSCC, makes available the list of names and quantities of portfolio securities (the "Fund Securities") and the cash amount, if any, that will be applicable to redemption requests received that day in proper form. Fund Securities received upon redemption may differ from the Deposit Securities applicable to creations.

Redemption proceeds are paid in kind, in cash, or a combination thereof, as determined by the Trust in its discretion. For in-kind redemptions, redemption proceeds for a Creation Unit generally consist of the Fund Securities announced for that day, plus or minus a cash amount equal to the difference between the NAV of the Shares being redeemed and the value of the Fund Securities (the "Cash Redemption Amount"), less applicable fees. When the value of the Fund Securities exceeds the NAV of the Shares being redeemed, the redeeming shareholder will be required to pay the difference in cash through its Authorized Participant. The Trust may, in its discretion, substitute cash for any Fund Security.

The typical settlement cycle for each redemption transaction is T+1, unless otherwise agreed by the Fund and the Authorized Participant or as permitted by Rule 15c6-1 under the Exchange Act. In certain cases (for example, due to local market holidays or other market conditions), settlement of redemption proceeds may occur later.

Redemption Transaction Fees. A fixed redemption transaction fee of $300 may be imposed to offset transfer and other transaction costs associated with processing redemption orders. The fixed fee is payable to the Custodian (or another service provider, as applicable) and applies to each redemption order, regardless of the number of Creation Units redeemed. The fixed fee may be changed from time to time and may be waived for certain orders if the Fund determines to waive all or part of the costs, or if another party (such as the Adviser) agrees to pay such fee.

In addition, for cash redemptions, partial cash redemptions, or non-standard orders, a variable fee payable to the Fund of up to 3.00%, which may be charged in addition to the fixed transaction fee, may be charged to cover the Fund's trading costs, taxes, and other expenses related to selling portfolio investments to raise cash. The Adviser may determine not to impose a variable fee when it believes doing so is in the best interests of shareholders.

Investors who use the services of a broker or other intermediary may be charged a fee for such services. Investors are responsible for any costs of transferring Fund Securities from the Trust to their account or as otherwise directed.

Procedures for Redemption of Creation Units; Cut-Offs. Redemption orders must be submitted in proper form to the Transfer Agent by an Authorized Participant prior to 4:00 p.m. Eastern Time (or such other time as specified in the Participant Agreement and/or applicable order form). A redemption request is in proper form if: (i) the Authorized Participant has transferred, or caused to be transferred, the Creation Unit(s) being redeemed through DTC to the account of the Transfer Agent by the time specified; and (ii) the Transfer Agent has received an acceptable redemption request from the Authorized Participant within the time periods specified. If Shares are not received through DTC's facilities by the required time, or the request otherwise is not in proper form, the redemption request will be rejected.

Additional Redemption Procedures. A redeeming shareholder or an Authorized Participant acting on its behalf must maintain appropriate custody arrangements to receive Fund Securities. The Trust may, in its discretion, require or permit cash redemptions. In either case, the redeeming investor will receive a cash amount equal to the NAV of the Shares next determined after receipt of a redemption request in proper form, less applicable fees and charges (including any variable fee for cash redemptions). Upon request, the Trust may deliver a basket of securities that differs from the announced Fund Securities but does not differ in NAV.

Redemptions in kind are subject to applicable federal and state securities laws. The Trust reserves the right to redeem Creation Units for cash to the extent it could not lawfully deliver specific Fund Securities or could not do so without first registering such securities. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular Fund Security may receive an equivalent amount of cash. An Authorized Participant that is not a "qualified institutional buyer" ("QIB") as defined in Rule 144A under the Securities Act will be unable to receive Fund Securities that are restricted securities eligible for resale under Rule 144A; the Trust may require written confirmation of QIB status as a condition to delivery of such securities.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed: (1) for any period when the Exchange is closed (other than customary weekend and holiday closings); (2) for any period when trading on the Exchange is suspended or restricted; (3) for any period when an emergency exists that makes it not reasonably practicable to dispose of Shares or determine NAV; or (4) in such other circumstances as are permitted by the SEC. The Trust will administer any suspension in a manner consistent with Rule 6c-11 and related SEC guidance and in a manner designed not to impair the arbitrage mechanism.

DETERMINATION OF NET ASSET VALUE

NAV per Share for each Fund is computed by dividing the value of the Fund's net assets (the value of total assets minus total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees (including any management fees) accrue daily and are reflected in the determination of NAV.

The NAV of each Fund is calculated by the Administrator as of the scheduled close of regular trading on the Fund's primary listing exchange (generally 4:00 p.m., Eastern Time) on each day that the exchange is open for regular trading. If market closures or early closes affect particular asset classes (for example, an early close for certain fixed-income markets announced by the Securities Industry and Financial Markets Association, "SIFMA"), valuations for those holdings may reflect the earlier close on such day.

In valuing portfolio investments, each Fund generally uses market-based valuations. Prices may be obtained from one or more pricing services, directly from an exchange or trading venue, from quotations of major market makers or dealers, or, where appropriate, using amortized cost for short-term instruments. For investments that trade on an exchange, a market valuation generally refers to the last reported sale price or official closing price. Investments and other assets (and liabilities) denominated in currencies other than U.S. dollars are converted to U.S. dollars at current market rates as quoted by one or more sources on the valuation date.

When market quotations are not "readily available" or are deemed unreliable, the Fund will determine a fair value in accordance with Rule 2a-5 under the Investment Company Act of 1940. The Board has adopted valuation policies and procedures and has designated the Adviser as the Fund's valuation designee (the "Valuation Designee") pursuant to Rule 2a-5 to perform fair value determinations, subject to Board oversight. Fair value methodologies may consider, among other things, evaluated prices from pricing services, model inputs, observable market data, corporate actions, trading halts, significant events occurring after market close, and, for derivatives, counterparty quotations and collateral. The use of fair value prices may result in values that differ from quoted or published prices and may cause the Fund's NAV to differ from the value of an index at a point in time.

Derivatives used to obtain leveraged exposure (for example, swaps, futures, and options) are valued pursuant to the Fund's valuation procedures. Depending on the instrument, valuation inputs may include exchange settlement prices, quotations from one or more dealers or pricing services, models that reference observable market data, and, when appropriate, values of related instruments such as an exchange-traded fund designed to track the Fund's relevant reference asset or benchmark (particularly if that benchmark level is not computed as of the U.S. market close). When market quotations are not readily available or are deemed unreliable, such instruments are valued at fair value in good faith under the Fund's Rule 2a-5 procedures.

DIVIDENDS AND DISTRIBUTIONS

The following supplements, and should be read with, the Prospectus section titled "Dividends, Distributions, and Taxes."

General policies. Each Fund intends to distribute substantially all of its net investment income, if any, at least annually, and to distribute any net realized capital gains to shareholders at least annually. The Funds may make additional distributions as necessary to meet distribution requirements under the Internal Revenue Code of 1986, as amended (the "Code"), in a manner consistent with the Investment Company Act of 1940 and to minimize federal excise taxes.

Distributions of income and capital gains, if any, are declared and paid in cash. Dividends and other distributions on Shares are made on a pro rata basis to beneficial owners of record through Depository Trust Company ("DTC") participants and indirect participants, with proceeds transmitted by the Trust to DTC for allocation to DTC participants and then to beneficial owners.

The Trust may declare special dividends or other distributions if, in its reasonable discretion, such action is necessary or advisable to maintain a Fund's status as a regulated investment company ("RIC") or to avoid Fund-level income or excise taxes on undistributed amounts. Each Fund intends to make distributions in amounts and at times intended to avoid the 4% federal excise tax described under "Federal Income Taxes" below.

Use of derivatives may cause each Fund to recognize income, gain, or loss for tax and accounting purposes without a corresponding receipt or payment of cash in the same period. As a result, the Fund may be required to sell investments, including derivatives, at times it would not otherwise do so in order to meet distribution requirements.

Dividend reinvestment service. The Trust does not offer a DTC book-entry dividend reinvestment service. However, certain broker-dealers may offer a dividend reinvestment service for beneficial owners through DTC participants. Investors should contact their brokers to determine availability, applicable procedures, and any deadlines. If such a service is used, distributions will be reinvested in additional whole Shares at the then-current NAV, and such reinvested amounts will be taxable to the same extent as if received in cash.

FEDERAL INCOME TAXES

The following is a summary of certain U.S. federal income tax considerations generally affecting the Funds and their shareholders. It supplements the Prospectus and is not a complete discussion of all tax matters that may be relevant. This summary is based on current provisions of the Code, Treasury regulations, judicial decisions, and administrative rulings and guidance, all of which are subject to change (possibly with retroactive effect). Investors should consult their own tax advisers about federal, state, local, and foreign tax consequences to them in light of their particular circumstances.

Taxation of the Funds. Each Fund intends to elect and qualify each year for treatment as a RIC under the Code. If a Fund qualifies as a RIC and distributes its income and gains in a timely manner to shareholders, the Fund generally will not be subject to U.S. federal income tax on the income and gains it distributes. To qualify as a RIC, among other requirements, a Fund must (1) distribute in each taxable year at least 90% of its "investment company taxable income" and 90% of its net tax-exempt income, if any (the "Distribution Requirement"); (2) derive at least 90% of its gross income each taxable year from certain qualifying sources such as dividends, interest, gains from the sale or other disposition of stock, securities, or foreign currencies, or income derived with respect to its business of investing in such stock, securities, or currencies (the "Qualifying Income Requirement"); and (3) satisfy certain asset diversification tests at the end of each quarter (the "Diversification Requirement").

To the extent a Fund invests in instruments that may generate income that is not qualifying income (which can include certain derivatives), the Fund intends to monitor and limit such investments so that its non-qualifying income does not exceed 10% of gross income. If a Fund were to fail the Qualifying Income Requirement or the Diversification Requirement, relief provisions may be available in limited circumstances if the failure is due to reasonable cause and not willful neglect and the Fund pays a penalty tax and/or takes corrective action. If relief were not available and a Fund failed to qualify for RIC treatment for a taxable year, the Fund would be subject to tax at the Fund level on all of its taxable income at corporate rates, and distributions from earnings and profits (including distributions of net capital gain) would be taxable to shareholders as ordinary income. The Fund could be required to recognize and distribute earnings and profits as a condition to requalifying as a RIC in a subsequent year.

A Fund may elect to treat part or all of certain "late-year losses" as incurred in the following taxable year for purposes of determining its taxable income and distributions. Net capital losses (capital losses in excess of capital gains) generally may be carried forward indefinitely by a RIC to offset future capital gains, subject to limitations. The carryover of losses may be limited following certain ownership changes.

Each Fund may be subject to a 4% nondeductible federal excise tax on certain undistributed amounts if it does not distribute during each calendar year at least (i) 98% of its ordinary income for the calendar year and (ii) 98.2% of its capital gain net income for the one-year period ending on October 31 (or, if the Fund makes an election, for its fiscal year), plus any shortfalls from the prior year. The Funds intend to make distributions in amounts and at times intended to minimize excise tax, but there can be no assurance that all such liability will be eliminated.

If a Fund retains net capital gain, it may designate the retained amount as "undistributed capital gains" in a notice to shareholders. In that case, shareholders would (i) be required to include their share of such undistributed amount in income as long-term capital gain, (ii) be entitled to a credit for their share of the tax paid by the Fund on such undistributed amount, and (iii) increase their tax basis in Shares by the excess of the amount included in income over the tax deemed paid.

Taxation of shareholders - distributions. Distributions of a Fund's "investment company taxable income" (computed without regard to the dividends-paid deduction) are taxable to shareholders as ordinary income, whether paid in cash or reinvested. Distributions of a Fund's net capital gain (net long-term capital gains in excess of net short-term capital losses) are taxable as long-term capital gains, regardless of how long a shareholder has held Shares. A portion of ordinary income dividends paid to non-corporate shareholders may be eligible to be taxed at the reduced rates applicable to "qualified dividend income" if certain holding period and other requirements are met by both the Fund and the shareholder. To the extent properly reported, certain dividends received by corporate shareholders may be eligible for the dividends-received deduction, subject to holding period and other limitations.

Distributions are generally taxable when paid; however, any dividend declared in October, November, or December with a record date in such month and paid in January is treated for U.S. federal income tax purposes as received on December 31 of the year declared. Distributions may also be subject to state and local taxes.

If a Fund's distributions exceed its current and accumulated earnings and profits, all or a portion of such excess will be treated as a return of capital to shareholders, reducing each shareholder's tax basis in Shares (and, after such basis is reduced to zero, resulting in capital gain).

Taxation of shareholders - sale or exchange of Shares. A sale or other taxable disposition of Shares generally will result in a capital gain or loss equal to the difference between the amount realized and the shareholder's adjusted tax basis in the Shares. The gain or loss will be long-term if the Shares were held for more than one year, and short-term otherwise. Any loss realized on a disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of any amounts treated as long-term capital gain that were distributed (or deemed distributed) with respect to such Shares. Losses may be disallowed under the "wash sale" rules if substantially identical Shares are acquired within 30 days before or after the disposition. Shareholders should consult their brokers regarding available cost-basis reporting methods and elections.

Special and Complex Rules Applicable to Derivatives.

Each Funds' investments in derivatives are subject to special and complex U.S. federal income tax rules that can affect the character, timing, and amount of the Fund's income, gains, losses, and distributions.

Certain exchange-traded futures and options may be treated as "Section 1256 contracts" and are required to be marked to market at year end. Gains or losses on Section 1256 contracts generally are treated as 60% long-term and 40% short-term capital gain or loss, regardless of holding period, and may be required to be recognized for tax purposes even if no corresponding cash is received.

Payments (or accruals) under swap agreements and other non-Section 1256 derivatives generally are treated as ordinary income or loss. The "straddle," "wash sale," and "constructive sale" rules may defer losses, accelerate recognition of gains, or otherwise affect the character of the Fund's income and gains. The Fund's use of derivatives could also affect whether the Fund has made sufficient distributions to maintain its qualification as a regulated investment company and to avoid fund-level tax. Shareholders should consult their tax advisers regarding how these rules may affect their own tax situation. See Federal Income Taxes in this SAI for additional details.

Creations and redemptions by Authorized Participants. An Authorized Participant that exchanges securities for Creation Units generally will recognize gain or loss equal to the difference between the market value of the Creation Units at the time and the sum of the Authorized Participant's aggregate basis in the securities surrendered plus the cash paid, if any. An Authorized Participant that redeems Creation Units generally will recognize gain or loss equal to the difference between the Authorized Participant's basis in the Creation Units and the sum of the aggregate market value of any securities received plus the cash received, if any. The Internal Revenue Service may take the position that a loss realized upon an exchange of securities for Creation Units may be disallowed under the wash sale rules (for an exchanger that does not mark-to-market) or on the basis that there has been no significant change in economic position. If, after a creation, a purchaser (or group) would own 80% or more of a Fund's outstanding Shares and Section 351 of the Code otherwise would apply, the Fund may reject the order and may require beneficial ownership information reasonably necessary to evaluate the application of Section 351. If the Fund nonetheless issues Creation Units in such circumstances, the Authorized Participant may not recognize gain or loss on the exchange. Authorized Participants should consult their own tax advisers.

Taxation of Fund investments. Certain investments (including, without limitation, derivatives, foreign currency contracts, and transactions subject to the "straddle," "constructive sale," or "mark-to-market" rules) may be subject to complex provisions of the Code that, among other things, could affect the character of gains and losses realized by a Fund, accelerate the recognition of income to a Fund, defer losses, or affect whether income is qualifying income for RIC purposes. These rules may also require a Fund to recognize income or gains without a corresponding receipt of cash, potentially requiring the Fund to sell securities to meet the Distribution Requirement. Each Fund intends to monitor transactions, make appropriate elections, and maintain books and records as required to mitigate adverse tax consequences and preserve RIC status.

Backup withholding and reporting. A Fund may be required to withhold federal income tax ("backup withholding") from dividends, capital gain distributions, and redemption proceeds payable to shareholders who fail to provide a correct taxpayer identification number, who are subject to backup withholding due to under-reporting, who fail to certify that they are not subject to backup withholding, or who fail to certify their U.S. status. Backup withholding is not an additional tax and amounts withheld may be credited against a shareholder's federal income tax liability.

Net investment income tax. Certain individuals, trusts, and estates are subject to a 3.8% tax on their "net investment income," (the "NII tax") which generally includes distributions from a Fund and net gains from the sale or other disposition of Shares.

Non-U.S. shareholders. Distributions to non-U.S. shareholders generally will be subject to U.S. withholding tax at the rate of 30% (or a lower applicable treaty rate) to the extent derived from ordinary income. Subject to certain requirements, a Fund may report a portion of its distributions as "interest-related dividends" or "short-term capital gain dividends," which generally are exempt from such withholding for non-U.S. shareholders; special rules and exceptions apply, including for individuals present in the United States for 183 days or more during the year. Gains realized by non-U.S. shareholders on the sale of Shares generally are not subject to U.S. federal income tax, subject to certain exceptions. Non-U.S. shareholders may be subject to backup withholding if they fail to provide required certifications.

FATCA. Under the Foreign Account Tax Compliance Act ("FATCA"), a Fund may be required to withhold 30% on ordinary income distributions paid to certain foreign financial institutions and non-financial foreign entities that fail to satisfy documentation, reporting, or other requirements. FATCA may also affect a Fund's returns on certain investments. Investors should consult their tax advisers regarding FATCA.

Tax-exempt shareholders. Tax-exempt investors (including retirement plans and IRAs) are generally exempt from federal income tax on Fund distributions and gains, except to the extent that such amounts constitute unrelated business taxable income ("UBTI"). In certain circumstances, investments by a Fund (for example, in residual interests of real estate mortgage investment conduits or certain real estate investment trusts) could generate UBTI to tax-exempt shareholders. Tax-exempt investors should consult their tax advisers.

Certain reporting. Shareholders may be required to file IRS Form 8886 if they recognize a loss on a disposition of Shares that exceeds applicable thresholds. Significant penalties may apply for failure to comply with reporting requirements. The fact that a loss is reportable does not affect whether the treatment of the loss is proper.

The tax information provided here is only a summary of certain considerations. Prospective investors should consult their own tax advisers regarding the U.S. federal, state, local, and foreign tax consequences of an investment in the Funds.

FINANCIAL STATEMENTS

The Funds have not yet commenced investment operations and, therefore, have not produced financial statements. Once produced, you can obtain copies of the Annual Report without charge by calling the Fund at [ ] or visiting the SEC's website at www.sec.gov.

CORGI ETF TRUST I

PART C: OTHER INFORMATION

Item 28. Exhibits

Exhibit No.	Description of Exhibit
(a)(i)	Certificate of Trust. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (a)(i).
(a)(ii)

Certificate of Amendment to Certificate of Trust. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (a)(ii).

(a)(iii)	Agreement and Declaration of Trust. Incorporated by reference to Accession No. 0002078265-25-000002, Exhibit (a)(iii).
(b)	By-Laws. Incorporated by reference to Accession No. 0002078265-25-000002, Exhibit (b).
(c)	Instruments Defining Rights of Security Holders - See relevant portions of Declaration of Trust and By-Laws.
(d)(i)

Investment Advisory Agreement between the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (d)(i).

(d)(ii)	Investment Sub-Advisory Agreement - to be filed by subsequent amendment.
(e)(i)

Distribution Agreement between the Trust and Paralel Distributors LLC. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (e)(i).

(e)(ii)

Form of Authorized Participant Agreement. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (e)(ii).

(f)	Not applicable.
(g)

Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (g).

(h)(i)

Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (h)(i).

(h)(ii)	Not separately filed. The services described in Item 28(h)(ii) are provided under the agreement filed as Exhibit (h)(i).
(h)(iii)	Not separately filed. The services described in Item 28(h)(iii) are provided under the agreement filed as Exhibit (h)(i).
(i)	Opinion and Consent of Counsel - to be filed by subsequent amendment.
(j)	Consent of Independent Registered Public Accounting Firm- to be filed by subsequent amendment.
(k)	Not applicable.
(l)

Form of Subscription Agreement. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (l).

(m)	Rule 12b-1 Plan. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (m).
(n)	Not applicable.
(o)	Reserved.
(p)(i)

Joint Code of Ethics for the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (p)(i).

(p)(ii)	Code of Ethics for Sub-Adviser - to be filed by subsequent amendment.
(q)	Powers of Attorney. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (q).

Item 29. Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article IX of the Registrant's Agreement and Declaration of Trust. In general, that provision authorizes indemnification of Trustees, officers, employees, and agents of the Trust for liabilities and expenses arising in connection with their service to the Trust, subject to the limitations set forth therein and under applicable law.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. If a claim for indemnification against such liabilities is made (other than reimbursement by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless its counsel determines that the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Securities Act, and the Registrant will be bound by the court's final adjudication of the issue."

Item 31. Business and Other Connections of Investment Adviser

Corgi Strategies, LLC - SEC File No. 801-134212

This item incorporates by reference the Uniform Application for Investment Adviser Registration (Form ADV) of Corgi Strategies, LLC, which is on file with the Securities and Exchange Commission. The Form ADV is available at www.adviserinfo.sec.gov.

[ ] (Sub-Adviser) - SEC File No. 801-[ ]

Information regarding the business and other connections of the sub-adviser is set forth in its Form ADV on file with the SEC and incorporated by reference. The Form ADV is available at www.adviserinfo.sec.gov.

The other business activities of the officers and managing members of the adviser and sub-adviser are described in their respective Forms ADV, including Schedules A and D, which are incorporated by reference.

Item 32. Principal Underwriter

The principal underwriter for the Funds (the "Distributor") will be [ ].

(a)	[ ]
(b)	None.
(c)	None.

Item 33. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant's Fund Administrator, Fund Accountant and Transfer Agent	[ ] [ ]

Registrant's Custodian	[ ] [ ]

Registrant's Principal Underwriter	[ ] [ ]

Registrant's Investment Adviser	Corgi Strategies, LLC 425 Bush St, Suite 500 San Francisco, CA 94104

Registrant's Sub-Adviser	[ ] [ ]

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in San Francisco, California, on February 6, 2026.

Corgi ETF Trust I

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on February 6, 2026.

Signature	Title

/s/ Emily Z. Yuan	President and Principal Executive Officer; Trustee
Emily Z. Yuan

/s/ Nicolas S. Laqua	Trustee; Chair; Principal Financial Officer;
Nicolas S. Laqua	Principal Accounting Officer (Treasurer)

/s/ Conor M. Murray	Lead Independent Trustee
Conor M. Murray

/s/ Bryant C. Lee	Trustee
Bryant C. Lee

/s/ Jennifer X. Benson	Trustee
Jennifer X. Benson